As filed with the Securities and Exchange Commission on December 8, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
Investment Company Act file number

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  April 1, 2008 through September 30, 2008

Item 1. Reports to Stockholders.

November 20, 2008

Dear Shareholder,

Enclosed is the Semi-Annual Report for the AssetMark Funds covering the six-month period from April 1, 2008 through September 30, 2008.

This semi-annual reporting period ended in the midst of historic volatility within the capital markets and the financial industry. The resulting turmoil has continued beyond September 30 and may continue to shape the markets for many months to come. While the purpose of this report is to help you understand the market forces, economic trends, and investment management decisions that helped shape the AssetMark Funds’ returns during the reporting period, the economic and market review included here also offers a broader context for understanding these events and their impact.

Economic and Market Overview

Over the past several years, we have seen an enormous expansion of credit, fueled in part by the housing boom. A complex market developed in which mortgagees, including riskier subprime mortgages, were traded among financial institutions, spreading the risks. As loans began to fail, these institutions were forced to increase capital reserves. Money for new loans began to dry up, creating the credit crunch, which in turn squeezed consumer spending.

The market began to decline in October 2007 as investors attempted to “price in” the anticipated effects of the deflating housing market and increasingly tight credit. There was a glimmer of hope in some quarters as a mid-April rally encouraged speculation that the market had already hit a bottom. Appetite for risk increased and large inflows of cash were directed into global equities and corporate bonds.

In June, however, a steep sell off in the capital markets drove the S&P 500 Index down 8.43% for the month. Investors grew pessimistic in the face of increases in oil and commodities prices, rising inflation across the globe, and downward revisions to earnings growth expectations, as well as renewed concerns about the housing slump and credit crunch. In retrospect, the remainder of the summer could be seen as an uneasy stalemate between pessimism and optimism.

What changed in September was the recognition of just how far, wide, and deep the economic uncertainties really were. Among other events, the federal bailout of AIG, the failure of Lehman Brothers and the sale of Merrill Lynch shocked investors who previously felt comfortable with their estimates of the bad news. While the period ended on an up-tick that recouped some of the steep losses during the month, October began with the market in a steep decline that appears (at the time of this writing) to have entered into a wide and volatile range.

Turning to performance for the six months ended September 30, 2008: within the U.S. equity markets, small cap stocks generally outperformed large caps, and value companies generally outperformed growth. Globally, broad U.S. markets, measured by the Russell 3000 index (-10.27% for the period) outperformed international developed (MSCI EAFE® index: -22.03%) and emerging markets (MSCI® EM index: -27.44%), partly due to the strengthening of the U.S. currency against the euro and Japanese yen. Commodities (Dow AIG Commodity® index: -16.07%) underperformed relative to the U.S. broad equity market mostly due to the drop in oil prices.

Within the fixed income market, U.S. Treasury bonds outperformed corporate fixed income securities. High yield securities (Lehman Brothers Intermediate U.S. High Yield® index: -6.72%) provided the weakest relative returns. U.S. Treasury inflation-protected securities (Lehman Brothers U.S. TIPS® index: -3.81%) and municipal securities (Lehman Brothers U.S. Muni Bond® index: -2.59%) underperformed relative to the broad domestic fixed income markets, measured by the Lehman Brothers U.S. Aggregate Bond® index (-1.50%).

AssetMark Actively Managed Funds Overview

The AssetMark Large Cap Growth Fund returned -11.24% for the six months ended September 30, 2008. The fund was in line with the Russell 1000 Growth® Index, a widely accepted unmanaged benchmark for large cap growth portfolios, which returned -11.23%.

Atlanta Capital Management’s focus on high quality growth companies and stock selection continued to help by outperforming the benchmark over the period. Specifically, stock selection was most favorable in the technology and materials sectors. TCW Investment Management outperformed the benchmark earlier in the period aided by strong stock selection within the information technology sector, and an overweight position in the healthcare sector in the second part of the period. Wellington Management Company’s portion of the fund was generally in line with the performance of the index. Wellington’s strategy was affected by the underperformance of the energy and materials sectors, which were an overweight position in their portfolio relative to the benchmark.

The AssetMark Large Cap Value Fund returned -16.45% for the six months ended September 30, 2008. The fund trailed the Russell 1000 Value® Index, a widely accepted unmanaged benchmark for large cap value portfolios, which returned -11.10%.

Brandes Investment Partners underperformed the benchmark significantly due to stock selection and general sector exposure in the challenging commercial banking and thrifts and mortgage finance industries. Despite a large exposure to the financials sector, Davis Selected Advisers provided strong relative returns due to stock selection within the energy sector. NFJ Investment Group underperformed the benchmark during the period. While the strategy benefited from sector weighting decisions and stock selection earlier in the period, an underweight position in the financials sector and an overweight position in the materials sector hurt performance later in the period.

The AssetMark Small/Mid Cap Growth Fund returned -8.82% for the six months ended September 30, 2008. The fund outperformed the Russell 2500 Growth® Index, a widely accepted unmanaged benchmark for small/mid cap growth portfolios, which returned -8.91%.

Copper Rock Capital Partners’ portion of the fund underperformed the benchmark during the period due to an increase in exposure to the energy and industrials sectors. Driven by stock selection in the consumer discretionary sector, as well as an overweight position in consumer staples sector, Nicholas-Applegate Capital Management outperformed the benchmark during the period.

The AssetMark Small/Mid Cap Value Fund returned -7.25% for the six months ended September 30, 2008. The fund trailed the Russell 2500 Value® Index, a widely accepted unmanaged benchmark for small/mid cap value portfolios, which returned -2.44%.

Advisory Research underperformed the index for the period, due primarily to sector allocation and stock selection in the consumer discretionary sector; favorable stock selection within the troubled financials sector helped somewhat. Integrity Asset Management underperformed the index as a result of stock selection in the financials and energy sectors.

The AssetMark International Equity Fund returned -24.50% for the six months ended September 30, 2008. The fund trailed the MSCI EAFE® Index, a widely accepted unmanaged benchmark for developed market international equity portfolios, which returned -22.03%.

Clay Finlay underperformed the index for the period as a result of stock selection in European companies and in the Japanese industrials sector. Exposure in emerging markets also detracted from performance. Oppenheimer Capital trailed the benchmark for the six month period; although stock selection produced mixed results overall, declining commodities prices was the biggest detractor in the portfolio.

The AssetMark Real Estate Securities Fund returned -2.24% for the six months ended September 30, 2008. The fund trailed the Dow Jones Wilshire REIT® Index, a widely accepted unmanaged benchmark for real estate security portfolios, which returned -0.86%.

Adelante Capital Management struggled during the second half of the period, underperforming the benchmark primarily due to security selection in the office and regional retail sectors. A lack of exposure to the healthcare sector and an overweight position in the industrials sector also detracted from returns. Duff & Phelps Investment Management outperformed the benchmark and provided positive performance for the six-month period as a result of strong security selection, while sector performance also aided returns in the specialty sector.

The AssetMark Core Plus Fixed Income Fund returned -4.91% for the six months ended September 30, 2008. The fund trailed the Lehman Brothers Aggregate Bond® Index, a widely accepted unmanaged benchmark for core fixed income portfolios, which returned -1.50%.

Goldman Sachs’ portion of the fund underperformed the index for the period due to its overall duration position and a large overweight position in Japan. Western Asset Management underperformed during the period, which resulted from overweight exposure to mortgage-backed securities and lower-quality corporate bonds with an emphasis on financial issues.

The AssetMark Tax-Exempt Fund returned -2.67% for the six months ended September 30, 2008. The fund was in line with the Lehman U.S. Municipal Bond® Index, a widely accepted unmanaged benchmark for municipal bond portfolios, which returned -2.59%.

Delaware Management’s portfolio had overweight exposure to state general obligation bonds and underweight exposure corporates, resulting in outperformance relative to the index. Nuveen Asset Management’s positioning in the short to intermediate portion of the yield curve and an underweight position in AAA rated bonds had a negative impact on performance in its sleeve of the fund’s portfolio over the period.

AssetMark Enhanced Fundamental Index™ Funds Overview

The AssetMark Enhanced Fundamental Index™ Funds are based on a broad, diversified index constructed using select fundamental measures such as book value, cash flow, and company sales. As a result of this unique methodology, the index construction and performance of the Funds will vary from their benchmarks, which are based on traditional, capitalization-weighted indexes.

The AssetMark Enhanced Fundamental Index™ Large Company Growth Fund returned -9.86% for the six months ended September 30, 2008. The fund outperformed the Russell 1000 Growth® Index, a widely accepted unmanaged capitalization-weighted benchmark for large cap growth portfolios, which returned -11.23%.

The AssetMark Enhanced Fundamental Index™ Large Company Value Fund returned -12.72% for the six months ended September 30, 2008. The fund trailed the Russell 1000 Value® Index, a widely accepted unmanaged capitalization-weighted benchmark for large cap value portfolios, which returned -11.10%.

The AssetMark Enhanced Fundamental Index™ Small Company Growth Fund returned -5.39% for the six months ended September 30, 2008. The fund trailed the Russell 2000 Growth® Index, a widely accepted unmanaged capitalization-weighted benchmark for small cap growth portfolios, which returned -2.83%.

The AssetMark Enhanced Fundamental Index™ Small Company Value Fund returned -7.32% for the six months ended September 30, 2008. The fund trailed the Russell 2000 Value® Index, a widely accepted unmanaged capitalization-weighted benchmark for small value portfolios, which returned 1.24%.

Keep a Long-term Focus

While the market turmoil and events of September and October were dramatic, we should remind ourselves that we have seen market shocks before and we will see them again. While past performance is not indicative of future results, a review of history shows the capital markets to be resilient, capable of absorbing shocks and eventually recouping losses. And, whatever your opinion of federal intervention in the capital markets, there has been a clear commitment from Washington to work to calm the waters.

We believe it is important to take a long-term, holistic view of your portfolio. We continue to manage the AssetMark Funds to provide value as integral components of your diversified asset allocation portfolio.

We appreciate the trust you and your advisor have placed in us by including the AssetMark Funds as part of your portfolio. We look forward to the rest of 2008 with confidence that the Funds will continue to be well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,

Ronald D. Cordes	Carrie E. Hansen
Chairman of the Board	President
AssetMark Funds	AssetMark Funds

Past performance is not indicative of future results.

You cannot invest directly in an index

The AssetMark Funds are sold by prospectus. The prospectus contains information on the investment objectives, risk factors, fees and charges as well as information about the investment company that should be carefully considered. Please read the prospectus carefully before investing. You can obtain a prospectus by contacting your registered representative or by calling (888) 278-5809.

47659 11/25/08

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
September 30, 2008

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period (April 1, 2008 – September 30, 2008) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund.

Actual Expenses
The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2008

	AssetMark Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$887.60	$6.39
Hypothetical (5% return
before expenses)	1,000.00	1,018.30	6.83

* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$835.50	$6.21
Hypothetical (5% return
before expenses)	1,000.00	1,018.30	6.83

* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$911.80	$7.05
Hypothetical (5% return
before expenses)	1,000.00	1,017.70	7.44

* Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Small/Mid Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$927.50	$7.20
Hypothetical (5% return
before expenses)	1,000.00	1,017.60	7.54

* Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2008

	AssetMark International Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$755.00	$6.38
Hypothetical (5% return
before expenses)	1,000.00	1,017.80	7.33

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$977.60	$7.88
Hypothetical (5% return
before expenses)	1,000.00	1,017.10	8.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Tax-Exempt Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$973.40	$6.13
Hypothetical (5% return
before expenses)	1,000.00	1,018.85	6.28

* Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by
183/366 to reflect the one-half year period.

	AssetMark Core Plus Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$950.90	$5.82
Hypothetical (5% return
before expenses)	1,000.00	1,019.10	6.02

* Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2008

	AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$901.30	$5.81
Hypothetical (5% return
before expenses)	1,000.00	1,018.95	6.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Enhanced Fundamental IndexTM Large Company Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$872.80	$5.73
Hypothetical (5% return
before expenses)	1,000.00	1,018.95	6.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$946.20	$5.95
Hypothetical (5% return
before expenses)	1,000.00	1,018.95	6.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Enhanced Fundamental IndexTM Small Company Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2008	September 30, 2008	April 1, 2008 – September 30, 2008
Actual	$1,000.00	$926.80	$5.89
Hypothetical (5% return
before expenses)	1,000.00	1,018.95	6.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by
183/365 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Unaudited)
September 30, 2008

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings

Consumer Discretionary		$44,702,843
Consumer Staples		50,598,415
Energy		43,755,667
Financials		28,743,652
Health Care		75,266,744
Industrials		54,967,626
Information Technology		131,867,513
Materials		17,258,705
Telecommunication Services		3,230,472
Utilities		970,209
Short Term Investments		2,376,436
	Total	$453,738,282(1)

(1) Total excludes $90,821,839 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Large Cap Value Fund
Components of Portfolio Holdings

Consumer Discretionary		$42,646,998
Consumer Staples		35,655,413
Energy		54,695,844
Financials		104,437,774
Health Care		38,235,198
Industrials		28,151,105
Information Technology		39,299,538
Materials		24,161,600
Telecommunication Services		20,151,878
Utilities		7,742,154
Short Term Investments		5,678,966
	Total	$400,856,468(1)

(1) Total excludes $97,681,569 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2008

AssetMark Small/Mid Cap Growth Fund
Components of Portfolio Holdings

Consumer Discretionary		$15,601,138
Consumer Staples		3,594,030
Energy		5,280,708
Financials		4,884,466
Health Care		20,085,486
Industrials		16,352,248
Information Technology		13,700,657
Materials		1,966,946
Telecommunication Services		676,286
Utilities		1,141,936
Short Term Investments		644,994
	Total	$83,928,895(1)

(1) Total excludes $31,014,244 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Small/Mid Cap Value Fund

Components of Portfolio Holdings

Consumer Discretionary		$ 7,335,142
Consumer Staples		4,758,369
Energy		5,841,884
Financials		31,512,731
Health Care		4,204,148
Industrials		8,470,604
Information Technology		5,914,901
Materials		4,459,037
Telecommunication Services		1,877,965
Utilities		9,225,105
Short Term Investments		693,497
	Total	$84,293,383(1)

(1) Total excludes $29,975,396 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2008

AssetMark International Equity Fund

Components of Portfolio Holdings

Asia		$ 91,945,324
Australia		15,443,677
Europe		313,908,560
North America		8,519,684
South America		9,326,198
Short Term Investments		5,473,612
	Total	$444,617,055(1)

(1) Total excludes $27,159,335 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Real Estate Securities Fund

Components of Portfolio Holdings

Apartments		$8,662,461
Diversified		6,240,984
Health Care		3,963,671
Hotels & Motels		1,057,187
Office Property		9,601,685
Regional Malls		8,879,070
Shopping Centers		5,339,775
Storage		1,639,844
Warehouse/Industrial		3,684,658
Short Term Investments		1,876,860
	Total	$50,946,195(1)

(1) Total excludes $15,560,215 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2008

AssetMark Tax-Exempt Fixed Income Fund

Components of Portfolio Holdings

Certificate of Participation		$1,350,270
General Obligation Bonds		69,001,111
Revenue Bonds		151,888,145
Special Assessment		1,850,047
Special Tax		383,545
Short Term Investments		2,973,086
	Total	$227,446,204

Pie chart represents percentages of total portfolio.

AssetMark Core Plus Fixed Income Fund

Components of Portfolio Holdings

Asset Backed Securities		$27,178,043
Collateralized Mortgage Obligations		16,154,643
Convertible Bond		53,100
Convertible Preferred Stocks		112,002
Corporate Bonds		154,817,444
Foreign Government Note/Bonds		3,075,578
Mortgage Backed Securities		109,961,435
Municipal Bonds		3,164,705
Preferred Stocks		913,544
Supranational Obligation		4,399,074
U.S. Government Agency Issues		13,514,514
U.S. Government Mortgage Backed Securities		297,482,616
U.S. Treasury Obligations		11,181,632
Short Term Investments		8,996,966
	Total	$651,005,296(1)

(1) Total excludes $28,244,212 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2008

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund

Components of Portfolio Holdings

Consumer Discretionary		$ 7,196,238
Consumer Staples		8,889,241
Energy		11,954,739
Financials		4,901,652
Health Care		8,622,628
Industrials		10,267,767
Information Technology		11,950,590
Materials		2,770,423
Telecommunication Services		1,616,737
Utilities		3,423,099
Short Term Investments		275,798
	Total	$71,868,912(1)

(1) Total excludes $12,076,497 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund

Components of Portfolio Holdings

Consumer Discretionary		$10,481,190
Consumer Staples		5,047,234
Energy		2,999,821
Financials		20,894,254
Health Care		5,026,265
Industrials		3,572,584
Information Technology		2,130,125
Materials		2,582,550
Telecommunication Services		3,294,514
Utilities		4,286,500
Short Term Investments		1,014,591
	Total	$61,329,628(1)

(1) Total excludes $16,811,847 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2008

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund

Components of Portfolio Holdings

Consumer Discretionary		$1,666,471
Consumer Staples		379,021
Energy		853,685
Financials		1,920,859
Health Care		1,615,739
Industrials		2,548,103
Information Technology		2,986,730
Manufacturing		25,142
Materials		433,694
Telecommunication Services		217,933
Utilities		134,448
Short Term Investments		289,554
	Total	$13,071,379(1)

(1) Total excludes $3,130,502 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund

Components of Portfolio Holdings

Consumer Discretionary		$2,229,646
Consumer Staples		413,226
Energy		167,456
Financials		2,227,112
Health Care		370,636
Industrials		1,433,515
Information Technology		792,915
Materials		514,947
Telecommunication Services		109,765
Utilities		175,522
Short Term Investments		55,217
	Total	$8,489,957(1)

(1) Total excludes $1,563,624 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 100.64%
	Aerospace & Defense - 3.66%
6,600	Boeing Co. (a)	$378,510
115,900	Honeywell International, Inc.	4,815,645
56,400	Lockheed Martin Corp. (b)	6,185,388
43,400	Precision Castparts Corp.	3,419,052
27,000	United Technologies Corp. (a)	1,621,620
		16,420,215
	Air Freight & Logistics - 0.22%
27,900	Expeditors International
	Washington, Inc.	972,036
	Airlines - 0.56%
171,600	Southwest Airlines Co. (b)	2,489,916
	Beverages - 1.38%
39,900	The Coca-Cola Company	2,109,912
57,350	PepsiCo, Inc.	4,087,335
		6,197,247
	Biotechnology - 2.48%
50,200	Amgen, Inc. (a)	2,975,354
25,700	Celgene Corp. (a)	1,626,296
32,700	Cephalon, Inc. (a)(b)	2,533,923
30,100	Genentech, Inc. (a)	2,669,268
28,700	Gilead Sciences, Inc. (a)	1,308,146
		11,112,987
	Capital Markets - 3.56%
5,500	Affiliated Managers
	Group, Inc. (a)	455,675
66,273	The Bank of New York
	Mellon Corp.	2,159,174
4,800	BlackRock, Inc. (a)	933,600
208,700	The Charles Schwab Corp. (b)	5,426,200
21,000	Goldman Sachs Group, Inc.	2,688,000
57,100	Invesco Ltd.	1,197,958
59,000	SEI Investments Co.	1,309,800
11,600	State Street Corp. (a)	659,808
21,100	T. Rowe Price Group, Inc. (b)	1,133,281
		15,963,496
	Chemicals - 1.73%
34,300	Air Products & Chemicals, Inc.	2,349,207
27,300	Monsanto Co.	2,702,154
39,500	Mosaic Co.	2,686,790
		7,738,151

Number of		Market
Shares		Value
	Commercial Banks - 0.34%
40,200	Wells Fargo & Co. (b)	$1,508,706

	Commercial Services & Supplies - 0.99%
75,000	Manpower, Inc.	3,237,000
113,900	Steelcase, Inc. (b)	1,224,425
		4,461,425
	Communications Equipment - 4.28%
414,780	Cisco Systems, Inc. (a)	9,357,437
238,100	Corning, Inc.	3,723,884
142,200	QUALCOMM, Inc.	6,110,334
		19,191,655
	Computers & Peripherals - 7.97%
64,200	Apple Inc. (a)	7,296,972
349,590	Hewlett Packard Co.	16,165,041
67,180	International Business
	Machines Corp.	7,857,373
85,800	NetApp, Inc. (a)(b)	1,564,134
237,200	Seagate Technology (b)	2,874,864
		35,758,384
	Construction & Engineering - 0.24%
20,200	Jacobs Engineering Group,
	Inc. (a)(b)	1,097,062
	Construction Materials - 0.31%
18,400	Vulcan Materials Co. (b)	1,370,800
	Consumer Finance - 0.38%
48,450	American Express Co. (b)	1,716,584
	Containers & Packaging - 0.47%
72,300	Owens-Illinois, Inc. (a)	2,125,620
	Diversified Financial Services - 0.13%
7,000	IntercontinentalExchange, Inc. (a)	564,760
	Diversified Telecommunication
	Services - 0.62%
99,100	AT&T Inc.	2,766,872
	Electric Utilities - 0.22%
10,900	Entergy Corp. (a)	970,209
	Electrical Equipment - 0.37%
40,500	Emerson Electric Co.	1,651,995
	Electronic Equipment &
	Instruments - 0.24%
13,600	Amphenol Corp. (a)	545,904
7,500	SunPower Corp. (a)	531,975
		1,077,879

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services - 4.42%
51,600	FMC Technologies, Inc. (a)(b)	$2,401,980
164,300	Halliburton Co. (b)	5,321,677
78,300	National-Oilwell Varco, Inc. (a)(b)	3,933,009
35,900	Schlumberger Ltd. (b)	2,803,431
22,700	Transocean Inc. (a)	2,493,368
45,500	Unit Corp. (a)(b)	2,266,810
24,300	Weatherford International Ltd. (a)	610,902
		19,831,177
	Food & Staples Retailing - 5.76%
68,200	BJ’s Wholesale Club, Inc. (a)(b)	2,650,252
139,300	CVS Corp.	4,688,838
47,900	The Kroger Co. (a)	1,316,292
58,200	Supervalu, Inc.	1,262,940
93,700	SYSCO Corp. (b)	2,888,771
217,570	Wal-Mart Stores, Inc. (b)	13,030,267
		25,837,360
	Food Products - 0.85%
55,500	General Mills, Inc.	3,813,960
	Health Care Equipment & Supplies - 3.53%
12,100	Becton, Dickinson & Co. (a)	971,146
57,000	Dentsply International, Inc.	2,139,780
20,500	Hologic, Inc. (a)	396,265
2,500	Intuitive Surgical, Inc. (a)	602,450
129,300	Medtronic, Inc.	6,477,930
77,400	St. Jude Medical, Inc. (a)	3,366,126
30,300	Stryker Corp. (b)	1,887,690
		15,841,387
	Health Care Providers & Services - 3.31%
42,400	Coventry Health Care, Inc. (a)	1,380,120
16,500	Express Scripts, Inc. (a)	1,218,030
31,200	Laboratory Corporation of
	America Holdings (a)(b)	2,168,400
100,800	McKesson Corp.	5,424,048
38,000	Pharmaceutical Product
	Development, Inc.	1,571,300
54,900	Universal Health Services, Inc. (b)	3,076,047
		14,837,945
	Hotels, Restaurants & Leisure - 0.69%
47,800	International Game Technology (b)	821,204
36,700	McDonald’s Corp. (a)	2,264,390
		3,085,594

Number of		Market
Shares		Value
	Household Products - 1.22%
78,450	Procter & Gamble Co.	$5,467,181
	Industrial Conglomerates - 1.12%
52,100	ABB Ltd. - ADR (a)	1,010,740
66,150	General Electric Co	1,686,825
30,600	McDermott International, Inc. (a)	781,830
52,100	Textron, Inc.	1,525,488
		5,004,883
	Insurance - 2.00%
58,700	ACE Ltd	3,177,431
33,250	Aflac, Inc.	1,953,437
44,600	Everest Re Group Ltd.	3,859,238
		8,990,106
	Internet & Catalog Retail - 0.33%
20,400	Amazon.com, Inc. (a)	1,484,304
	Internet Software & Services - 1.55%
14,200	Google, Inc. (a)	5,687,384
49,100	VeriSign, Inc. (a)(b)	1,280,528
		6,967,912
	IT Services - 4.04%
166,600	Accenture Ltd.	6,330,800
27,100	Alliance Data Systems Corp. (a)	1,717,598
25,200	Automatic Data Processing, Inc.	1,077,300
41,800	Cognizant Technology
	Solutions Corp. (a)	954,294
6,060	Mastercard, Inc.	1,074,620
38,400	Visa, Inc	2,357,376
187,200	Western Union Co. (b)	4,618,224
		18,130,212
	Leisure Equipment & Products - 0.35%
45,300	Hasbro, Inc.	1,572,816
	Machinery - 3.98%
71,370	AGCO Corp. (a)(b)	3,041,075
34,300	Bucyrus International, Inc.	1,532,524
32,650	Cummins, Inc. (b)	1,427,458
48,200	Deere & Co.	2,385,900
122,885	Dover Corp.	4,982,987
19,900	Flowserve Corp.	1,766,523
31,500	Parker Hannifin Corp.	1,669,500
13,300	SPX Corp. (a)	1,024,100
		17,830,067

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media - 3.46%
190,230	DIRECTV Group, Inc. (a)(b)	$4,978,319
119,700	Dish Network Corp. (a)	2,513,700
80,400	Omnicom Group, Inc. (b)	3,100,224
160,330	Walt Disney Co. (b)	4,920,528
		15,512,771
	Metals & Mining - 1.34%
21,200	Consol Energy, Inc. (a)	972,868
36,000	Freeport-McMoran Copper &
	Gold, Inc. (b)	2,046,600
29,600	Nucor Corp.	1,169,200
107,400	Steel Dynamics, Inc. (b)	1,835,466
		6,024,134
	Multiline Retail - 1.02%
53,900	Big Lots, Inc. (a)(b)	1,500,037
66,600	Kohl’s Corp. (a)(b)	3,068,928
		4,568,965
	Oil & Gas - 5.33%
20,800	Devon Energy Corp. (a)	1,896,960
31,100	EOG Resources, Inc.	2,782,206
38,800	Exxon Mobil Corp.	3,013,208
57,075	Hess Corp.	4,684,716
50,000	Marathon Oil Corp.	1,993,500
110,000	Occidental Petroleum Corp.	7,749,500
23,400	Pioneer Natural Resources Co. (a)	1,223,352
29,600	Quicksilver Resources, Inc. (a)	581,048
		23,924,490
	Personal Products - 0.36%
38,400	Avon Products, Inc. (a)	1,596,288
	Pharmaceuticals - 7.46%
138,500	Abbott Laboratories	7,974,830
16,800	Alcon, Inc. (a)	2,713,368
23,100	Allergan, Inc. (a)	1,189,650
72,900	Amylin Pharmaceuticals, Inc. (a)(b)	1,474,038
229,200	Bristol-Myers Squibb Co.	4,778,820
95,010	Eli Lilly & Co.	4,183,290
79,200	Forest Laboratories, Inc. (a)	2,239,776
38,400	Genzyme Corp. (a)	3,106,176
34,300	Merck & Co., Inc.	1,082,508
95,200	Schering Plough Corp.	1,758,344
31,300	Teva Pharmaceutical Industries,
	Ltd. - ADR (a)	1,433,227
41,700	Wyeth	1,540,398
		33,474,425

Number of		Market
Shares		Value
	Road & Rail - 1.12%
92,900	JB Hunt Transport Services, Inc. (b)	$3,100,073
29,300	Norfolk Southern Corp. (a)	1,939,953
		5,040,026
	Semiconductor & Semiconductor
	Equipment - 4.05%
64,100	Broadcom Corp. (a)	1,194,183
192,900	Integrated Device Technology,
	Inc. (a)	1,500,762
352,300	Intel Corp.	6,598,579
29,100	Intersil Corp. (a)	482,478
98,200	Lam Research Corp. (a)(b)	3,092,318
49,000	Linear Technology Corp. (b)	1,502,340
276,400	LSI Logic Corp. (a)(b)	1,481,504
28,000	MEMC Electronic Materials,
	Inc. (a)	791,280
51,300	Microchip Technology, Inc. (b)	1,509,759
		18,153,203
	Software - 7.27%
106,600	Activision Blizzard, Inc. (a)	1,644,838
27,600	Adobe Systems, Inc. (a)	1,089,372
23,400	Autodesk, Inc. (a)	785,070
119,000	BMC Software, Inc. (a)	3,406,970
20,400	Electronic Arts, Inc. (a)	754,596
630,350	Microsoft Corp.	16,824,041
398,000	Oracle Corp. (a)	8,083,380
		32,588,267
	Specialty Retail - 2.79%
26,300	GameStop Corp. (a)	899,723
212,700	The Gap Inc. (b)	3,781,806
51,600	Lowe’s Companies, Inc. (a)	1,222,404
39,300	Ross Stores, Inc. (b)	1,446,633
135,775	Staples, Inc. (b)	3,054,938
68,400	The TJX Companies, Inc. (b)	2,087,568
		12,493,072
	Textiles, Apparel & Luxury Goods - 1.33%
29,300	Coach, Inc. (a)	733,672
78,500	Nike, Inc	5,251,650
		5,985,322
	Tobacco - 1.71%
159,800	Philip Morris International, Inc.	7,686,380

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services - 0.10%
10,000	America Movil SA de CV - ADR (a)	$463,600
	Total Common Stocks
	(Cost $469,124,825)	451,361,846
	SHORT TERM INVESTMENTS - 0.53%
	Money Market Funds - 0.53%
2,376,436	Federated Prime Obligations Fund,
	2.510% (d)	2,376,436
	Total Short Term Investments
	(Cost $2,376,435)	2,376,436
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 20.25%
	COMMERCIAL PAPER - 4.80%
3,386,787	Barton Capital Corp.,
	2.765%, 10/01/08 (c)	3,404,881
2,818,133	Barton Capital LLC,
	2.719%, 12/03/08 (c)	2,818,076
3,380,802	Dexia Bank,
	2.830%, 10/30/08	3,393,916
2,820,372	Fairway Finance Corp.,
	2.767%, 11/21/08 (c)	2,821,935
3,407,452	International Lease Finance,
	3.073%, 10/20/08	3,426,010
3,381,684	Market Street Funding Corp.,
	2.820%, 11/03/08 (c)	3,392,861
2,256,644	Thunder Bay Funding LLC,
		2,269,921
	Total Commercial Paper
	(Cost $21,451,874)	21,527,600
	CORPORATE BONDS AND NOTES	- 8.65%
8,513,139	Abbey National Trust,
	2.728%, 02/13/09	8,450,993
1,702,628	Allied Irish Banks,
	2.860%, 11/18/08	1,699,086
7,945,597	Allstate Life Global Funding,
	3.454%, 03/20/09	7,939,399
3,405,256	American Express,
	2.890%, 12/08/08	3,394,223
5,675,426	Bank of Scotland,
	3.008%, 05/06/09	5,664,756
7,378,054	Barclays Bank, 2.988%, 03/16/09	7,374,070

Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES (Continued)
$4,256,570	Svenska Handelsbanken
	3.001%, 02/06/09	$4,253,590
	Total Corporate Bonds and Notes
	(Cost $38,876,670)	38,776,117
	CORPORATE PAYDOWN
	SECURITIES - 2.42%
7,726,262	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (d)	5,572,970
8,645,390	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (d)	5,289,464
	Total Corporate Paydown Securities
	(Cost $16,371,652)	10,862,434
Number of
Shares
	MONEY MARKET FUNDS - 2.48%
2,461,034	Mount Vernon Prime Portfolio	2,461,034
8,796,911	Reserve Primary Fund (d)	8,664,957
	Total Mutual Funds
	(Cost $11,257,945)	11,125,991
Principal
Amount
	PRINCIPAL CASH - 0.13%
$584,100	Principal Cash	584,100
	Total Principal Cash
	(Cost $584,100)	584,100
	U.S. Government Agency Issues - 1.77%
7,945,597	FHLB, 2.115%, 03/02/09	7,945,597
	Total U.S. Government Agency
	Issues (Cost $7,945,597)	7,945,597
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $96,487,838)	90,821,839
	Total Investments
	(Cost $567,989,098) - 121.42%	544,560,121
	Liabilities in Excess of Other
	Assets - (21.42)%	(96,080,578)
	TOTAL NET ASSETS - 100.00%	$448,479,543

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $21,527,600, which
represents 4.80% of total net assets.
(d) As of September 30, 2008 the Advisor has fair valued this security. The market value of these securities were $19,527,391, which represents 4.35% of total net assets.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 97.33%
	Aerospace & Defense - 1.10%
72,200	Northrop Grumman Corp.	$4,370,988
	Air Freight & Logistics - 0.61%
31,000	FedEx Corp. (b)	2,450,240
	Auto Components - 0.56%
1,038,246	Delphi Corp. (a)	71,639
71,600	Johnson Controls, Inc. (b)	2,171,628
		2,243,267
	Automobiles - 1.89%
402,448	Ford Motor Co. (a)(b)	2,092,729
172,495	General Motors Corp. (b)	1,630,078
102,450	Harley-Davidson, Inc. (b)	3,821,385
		7,544,192
	Beverages - 0.43%
24,600	Diageo PLC - ADR	1,693,956
	Biotechnology - 0.21%
14,040	Amgen, Inc. (a)	832,151
	Building Products - 0.49%
109,620	Masco Corp. (b)	1,966,583
	Capital Markets - 1.96%
20,970	Ameriprise Financial, Inc	801,054
62,140	The Bank of New York
	Mellon Corp.	2,024,521
79,280	Merrill Lynch & Co., Inc.	2,005,784
129,700	Morgan Stanley	2,983,100
		7,814,459
	Chemicals - 2.55%
253,890	The Dow Chemical Co. (b)	8,068,624
35,500	PPG Industries, Inc.	2,070,360
		10,138,984
	Commercial Banks - 6.20%
256,600	Bank of America Corp.	8,981,000
29,760	BB&T Corp. (b)	1,124,928
141,130	Fifth Third Bancorp (b)	1,679,447
168,768	National City Corp. (b)	295,344
145,630	Popular, Inc. (b)	1,207,273
128,900	Regions Financial Corp. (b)	1,237,440
20,360	SunTrust Banks, Inc. (b)	915,996
190,434	Wachovia Corp. (b)	666,519
228,600	Wells Fargo & Co. (b)	8,579,358
		24,687,305

Number of		Market
Shares		Value
	Commercial Services & Supplies - 1.81%
14,150	The Dun & Bradstreet Corporation	$1,335,194
76,170	H&R Block, Inc. (b)	1,732,867
131,600	Waste Management, Inc.	4,144,084
		7,212,145
	Communications Equipment - 0.77%
292,329	Alcatel-Lucent - ADR (a)(b)	1,122,543
269,710	Motorola, Inc. (b)	1,925,730
		3,048,273
	Computers & Peripherals - 2.49%
201,040	Dell, Inc. (a)	3,313,139
60,000	Hewlett Packard Co.	2,774,400
20,500	International Business
	Machines Corp.	2,397,680
190,050	Sun Microsystems, Inc. (a)(b)	1,444,380
		9,929,599
	Construction Materials - 0.25%
13,550	Vulcan Materials Co. (b)	1,009,475
	Consumer Finance - 1.66%
150,310	American Express Co.	5,325,483
104,540	SLM Corp. (a)(b)	1,290,024
		6,615,507
	Containers & Packaging - 0.56%
101,700	Sealed Air Corp. (b)	2,236,383
	Diversified Financial Services - 4.11%
145,160	CIT Group, Inc. (b)	1,010,314
153,838	Citigroup, Inc.	3,155,217
239,398	J.P. Morgan Chase & Co.	11,179,887
29,850	Moody’s Corp. (b)	1,014,900
		16,360,318
	Diversified Telecommunication Services - 5.06%
380,902	AT&T Inc.	10,634,784
1,060	Fairpoint Communications, Inc. (b)	9,190
96,000	Sprint Corp.	585,600
278,040	Verizon Communications, Inc.	8,922,304
		20,151,878
	Electric Utilities - 1.39%
138,500	Edison International	5,526,150
	Electronic Equipment & Instruments - 0.71%
35,300	Agilent Technologies, Inc. (a)(b)	1,046,998
85,564	Flextronics International Ltd. (a)	605,793
419,120	Sanmina-SCI Corporation (a)	586,768

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment & Instruments (Continued)
21,712	Tyco Electronics Ltd.	$600,554
		2,840,113
	Energy Equipment & Services - 2.21%
40,000	Diamond Offshore Drilling (b)	4,122,400
109,900	Halliburton Co. (b)	3,559,661
10,112	Transocean Inc. (a)(b)	1,110,702
		8,792,763
	Food & Staples Retailing - 3.15%
91,000	Costco Wholesale Corp. (b)	5,908,630
96,417	CVS Corp.	3,245,396
71,215	Safeway, Inc. (b)	1,689,220
79,160	Supervalu, Inc. (b)	1,717,772
		12,561,018
	Food Products - 1.37%
172,200	Archer-Daniels-Midland Co. (b)	3,772,902
133,320	Sara Lee Corp.	1,683,832
		5,456,734
	Health Care Equipment & Supplies - 0.65%
164,810	Boston Scientific Corp. (a)(b)	2,022,219
10,862	Covidien Ltd.	583,941
		2,606,160
	Health Care Providers & Services - 1.89%
21,350	Cardinal Health, Inc	1,052,128
120,400	Cigna Corp.	4,091,192
7,060	Express Scripts, Inc. (a) .	521,169
162,320	Tenet Healthcare Corp. (a)(b)	900,876
37,300	UnitedHealth Group, Inc.	947,047
		7,512,412
	Hotels, Restaurants & Leisure - 1.07%
120,900	Carnival Corp. (b)	4,273,815
	Household Durables - 1.42%
51,400	D.R. Horton, Inc. (b)	669,228
38,500	Fortune Brands, Inc. (b)	2,208,360
27,380	Lennar Corp. (b)	415,902
37,140	Pulte Homes, Inc. (b)	518,846
23,510	Whirlpool Corp. (b)	1,864,108
		5,676,444
	Household Products - 1.61%
71,000	Kimberly-Clark Corp. (b)	4,603,640
26,170	Procter & Gamble Co.	1,823,787
		6,427,427

Number of		Market
Shares		Value
	Industrial Conglomerates - 1.31%
35,400	3M Co.	$2,418,174
88,500	General Electric Co.	2,256,750
15,212	Tyco International Ltd.	532,724
		5,207,648
	Insurance - 10.42%
153,400	The Allstate Corp.	7,074,808
240,570	American International Group, Inc.	801,098
23,140	AON Corp.	1,040,374
1,453	Berkshire Hathaway, Inc. (a)	6,385,935
138,880	Conseco, Inc. (a)(b)	488,858
70,400	Loews Corp. (b)	2,780,096
6,100	Marsh & McLennan
	Companies, Inc. (b)	193,736
116,900	MetLife, Inc.	6,546,400
136,760	Old Republic International Corp. (b)	1,743,690
131,900	Progressive Corp.	2,295,060
58,100	Prudential Financial, Inc. (b)	4,183,200
25,836	Transatlantic Holdings, Inc.	1,404,187
145,500	Travelers Companies, Inc.	6,576,600
		41,514,042
	IT Services - 0.73%
71,605	Iron Mountain, Inc. (a)(b)	1,747,878
415,885	Unisys Corp. (a)	1,143,684
		2,891,562
	Leisure Equipment & Products - 0.34%
89,277	Eastman Kodak Co. (b)	1,373,080
	Machinery - 1.62%
72,900	Caterpillar, Inc. (b)	4,344,840
54,850	Paccar, Inc.	2,094,721
		6,439,561
	Media - 3.65%
292,500	CBS Corp. (b)	4,264,650
186,825	Comcast Corp. (b)	3,684,189
118,745	Gannett Co., Inc. (b)	2,007,978
25,700	Grupo Televisa SA - ADR	562,059
90,720	McClatchy Co. (b)	399,168
130,240	News Corporation	1,561,578
157,500	Time Warner, Inc.	2,064,825
		14,544,447

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 2.15%
158,270	Alcoa, Inc.	$3,573,737
56,500	Freeport-McMoran Copper
	& Gold, Inc. (b)	3,212,025
44,900	Nucor Corp.	1,773,550
		8,559,312
	Multi-Utilities - 0.56%
51,800	Dominion Resources, Inc. (b)	2,216,004
	Office Electronics - 1.43%
493,640	Xerox Corp. (b)	5,691,669
	Oil & Gas - 11.52%
58,800	Apache Corp.	6,131,664
28,300	Canadian Natural Resources Ltd.	1,937,418
52,300	Chevron Corporation	4,313,704
162,852	ConocoPhillips	11,928,909
49,500	Devon Energy Corp.	4,514,400
40,150	EOG Resources, Inc.	3,591,819
163,600	Marathon Oil Corp.	6,522,732
70,700	Occidental Petroleum Corp.	4,980,815
65,400	Valero Energy Corp.	1,981,620
		45,903,081
	Paper & Forest Products - 0.56%
84,700	International Paper Co. (b)	2,217,446
	Pharmaceuticals - 6.85%
97,534	Bristol-Myers Squibb Co.	2,033,584
36,170	Eli Lilly & Co.	1,592,565
65,800	Johnson & Johnson	4,558,624
434,516	Pfizer, Inc.	8,012,475
113,513	Schering Plough Corp.	2,096,585
243,385	Wyeth	8,990,642
		27,284,475
	Road & Rail - 0.56%
24,200	Burlington Northern Santa Fe Corp.	2,236,806
	Semiconductor & Semiconductor
	Equipment - 1.70%
117,583	Intel Corp. (b)	2,202,329
377,656	Micron Technology, Inc. (a)(b)	1,529,507
141,230	Texas Instruments, Inc. (b)	3,036,445
		6,768,281
	Software - 2.04%
304,610	Microsoft Corp.	8,130,041

Number of		Market
Shares		Value
	Specialty Retail - 1.32%
16,670	Bed Bath & Beyond, Inc. (a)(b)	$523,605
182,900	Home Depot, Inc. (b)	4,735,281
		5,258,886
	Tobacco - 2.39%
293,700	Altria Group, Inc.	5,827,008
76,700	Philip Morris International, Inc.	3,689,270
		9,516,278
	Total Common Stocks
	(Cost $445,005,274)	387,731,358
	REAL ESTATE INVESTMENT
	TRUSTS - 1.87%
	Real Estate Investment Trusts - 1.87%
117,200	ProLogis (b)	4,836,844
26,900	Simon Property Group, Inc. (b)	2,609,300
		7,446,144
	Total Real Estate Investment Trusts
	(Cost $9,552,018)	7,446,144
	SHORT TERM INVESTMENTS - 1.42%
	Money Market Funds - 1.42%
5,678,966	Federated Prime Obligations Fund,
	2.510% (d)	5,678,966
	Total Short Term Investments
	(Cost $5,678,966)	5,678,966
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 24.52%
	COMMERCIAL PAPER - 5.83%
3,655,898	Barton Capital Corp.,
	2.765%, 10/01/08 (c)	3,675,430
3,042,059	Barton Capital LLC,
	2.719%, 12/03/08 (c)	3,041,997
3,649,437	Dexia Bank, 2.830%, 10/30/08	3,663,593
3,044,475	Fairway Finance Corp.,
	2.767%, 11/21/08 (c)	3,046,163
3,678,204	International Lease Finance,
	3.073%, 10/20/08	3,698,237
3,650,389	Market Street Funding Corp.,
	2.820%, 11/03/08 (c)	3,662,454

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL (Continued)
$2,435,954	Thunder Bay Funding LLC,
	2.766%, 10/01/08 (c)	$2,450,286
	Total Commercial Paper
	(Cost $23,156,416)	23,238,160
	CORPORATE BONDS AND
	NOTES - 10.51%
9,189,584	Abbey National Trust,
	2.728%, 02/13/09	9,122,500
1,837,917	Allied Irish Banks,
	2.860%, 11/18/08	1,834,095
8,576,945	Allstate Life Global Funding,
	3.454%, 03/20/09	8,570,255
3,675,834	American Express,
	2.890%, 12/08/08	3,663,925
6,126,390	Bank of Scotland,
	3.008%, 05/06/09	6,114,872
7,964,306	Barclays Bank, 2.988%, 03/16/09	7,960,005
4,594,792	Svenska Handelsbanken,
	3.001%, 02/06/09	4,591,576
	Total Corporate Bonds and Notes
	(Cost $41,965,768)	41,857,228
	CORPORATE PAYDOWN
	SECURITIES - 2.85%
8,340,183	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (e)	5,876,306
9,332,344	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (e)	5,492,368
	Total Corporate Paydown Securities
	(Cost $17,672,527)	11,368,674
Number of
Shares
	MONEY MARKET FUNDS - 3.01%
2,656,585	Mount Vernon Prime Portfolio	2,656,585
9,495,904	Reserve Primary Fund (e)	9,353,465
	Total Mutual Funds
	(Cost $12,152,489)	12,010,050

Principal		Market
Amount		Value
	PRINCIPAL CASH - 0.16%
$630,512	Principal Cash	$630,512
	Total Principal Cash
	(Cost $630,512)	630,512
	U.S. GOVERNMENT AGENCY
	ISSUES - 2.15%
8,576,945	FHLB, 2.115%, 03/02/09	8,576,945
	Total U.S. Government Agency
	Issues (Cost $8,576,945)	8,576,945
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $104,154,657)	97,681,569
	Total Investments
	(Cost $564,390,915) - 125.14%	498,538,037
	Liabilities in Excess of Other
	Assets - (25.14)%	(100,159,136)
	TOTAL NET
	ASSETS - 100.00%	$398,378,901

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $23,238,160, which
represents 5.83% of total net assets.
(d) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.
(e) As of September 30, 2008, the Advisor has fair valued this security. The market value of these securities were $20,722,139, which represent 5.20% of total net assets
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 97.04%
	Aerospace & Defense - 1.97%
9,400	Axsys Technologies, Inc. (a)	$554,036
4,900	BE Aerospace, Inc. (a)	77,567
11,719	Stanley, Inc. (a)	432,548
9,940	Teledyne Technologies, Inc. (a)	568,171
		1,632,322
	Apparel - 0.42%
13,600	True Religion Apparel, Inc. (a)(b)	351,560
	Auto Components - 0.69%
3,500	Autoliv, Inc.	118,125
13,200	Fuel Systems Solutions, Inc. (a)(b)	454,740
		572,865
	Biotechnology - 7.96%
33,747	Alexion Pharmaceuticals, Inc. (a)(b)	1,326,257
13,643	Cephalon, Inc. (a)(b)	1,057,196
6,970	Charles River Laboratories
	International, Inc. (a)	387,044
19,500	Cubist Pharmaceuticals, Inc. (a)(b)	433,485
23,188	ISIS Pharmaceuticals, Inc. (a)(b)	391,645
12,500	Martek Biosciences Corp. (a)(b)	392,750
4,400	Myriad Genetics, Inc. (a)	285,472
16,491	OSI Pharmaceuticals, Inc. (a)(b)	812,841
35,700	Rigel Pharmaceuticals, Inc. (a)(b)	833,595
5,585	United Therapeutics Corp. (a)(b)	587,375
7,900	ViroPharma, Inc. (a)	103,648
		6,611,308
	Capital Markets - 1.12%
11,229	Affiliated Managers Group,
	Inc. (a)(b)	930,323
	Chemicals - 0.25%
2,500	Koppers Holdings, Inc.	93,525
2,600	Lubrizol Corp.	112,164
		205,689
	Commercial Banks - 0.60%
14,342	Signature Bank (a)	500,249
	Commercial Services & Supplies - 8.16%
3,200	Brady Corp. (b)	112,896
4,000	The Brink’s Co.	244,080
3,600	Cintas Corp. (b)	103,356
8,598	CoStar Group, Inc. (a)(b)	390,263
4,500	The Dun & Bradstreet Corporation	424,620
21,287	FTI Consulting, Inc. (a)(b)	1,537,773

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
10,062	IHS, Inc. (a)	$479,354
32,300	Navigant Consulting, Inc. (a)	642,447
12,895	Ritchie Bros. Auctioneers, Inc.	301,227
31,960	SAIC, Inc. (a)	646,551
10,600	Stericycle, Inc. (a)(b)	624,446
5,287	Strayer Education, Inc.	1,058,774
6,383	Waste Connections, Inc. (a)	218,937
		6,784,724
	Communications Equipment - 0.71%
7,500	NICE Systems Ltd. - ADR (a)	204,300
24,406	Riverbed Technology, Inc. (a)	305,563
20,400	Tellabs, Inc. (a)	2,824
		592,687
	Computers & Peripherals - 1.13%
49,700	QLogic Corp. (a)(b)	763,392
17,500	Rackable Systems, Inc. (a)	171,675
		935,067
	Construction & Engineering - 1.81%
45,760	Quanta Services, Inc. (a)(b)	1,235,978
8,800	The Shaw Group Inc. (a)(b)	270,424
		1,506,402
	Containers & Packaging - 0.61%
1,900	Greif, Inc.	124,678
12,800	Sonoco Products Co.	379,904
		504,582
	Distributors - 0.66%
10,200	Genuine Parts Co.	410,142
4,400	WESCO International, Inc. (a)(b)	41,592
		551,734
	Diversified Financial Services - 0.98%
12,100	GATX Corp. (b)	78,797
14,067	MSCI, Inc. (a)	337,608
		816,405
	Diversified Telecommunication Services - 0.81%
48,100	Premiere Global Services,
	Inc. (a)(b)	676,286
	Electric Utilities - 0.93%
10,369	ITC Holdings Corp. (b)	536,803
8,100	Unisource Energy Corp. (b)	236,439
		773,242

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment - 2.05%
24,544	AMETEK, Inc.	$1,000,659
5,691	Energy Conversion Devices,
	Inc. (a)(b)	331,501
10,500	Woodward Governor Co.	370,335
		1,702,495
	Electronic Equipment & Instruments - 1.97%
22,000	Avnet, Inc. (a)	541,860
18,204	FLIR Systems, Inc. (a)(b)	699,398
17,700	Insight Enterprises, Inc. (a)	237,357
3,200	Trimble Navigation Ltd. (a)(b)	82,752
7,900	TTM Technologies, Inc. (a)	78,368
		1,639,735
	Energy Equipment & Services - 3.40%
2,900	Dawson Geophysical Co. (a)	135,401
22,600	Dresser-Rand Group, Inc. (a)(b)	711,222
9,623	Dril-Quip, Inc. (a)	417,542
12,800	ION Geophysical Corp. (a)	181,632
5,319	Oceaneering International, Inc. (a)	283,609
14,000	Oil States International, Inc. (a)(b)	494,900
9,600	Superior Energy Services, Inc. (a)	298,944
6,036	T-3 Energy Services, Inc. (a)	224,056
1,500	Unit Corp. (a)(b)	74,730
		2,822,036
	Food Products - 2.50%
35,800	Darling International, Inc. (a)(b)	397,738
72,700	Del Monte Foods Co. (b)	567,060
10,045	Green Mountain Coffee
	Roasters, Inc. (a)	395,170
10,600	Ralcorp Holdings, Inc. (a)(b)	714,546
		2,074,514
	Gas Utilities - 0.11%
2,800	Suburban Propane Partners LP	94,024
	Health Care Equipment & Supplies - 5.60%
42,100	American Medical Systems
	Holdings, Inc. (a)(b)	747,696
33,468	Conceptus, Inc. (a)(b)	554,899
2,400	Gen-Probe, Inc. (a)	127,320
4,000	Greatbatch, Inc. (a)	98,160
2,600	IDEXX Laboratories, Inc. (a)	142,480
26,807	Illumina, Inc. (a)(b)	1,086,488

Number of		Market
Shares		Value
	Health Care Equipment & Supplies (Continued)
7,500	Inverness Medical Innovations,
	Inc. (a)(b)	$225,000
9,900	Merit Medical Systems, Inc. (a)	185,823
22,767	ResMed, Inc. (a)(b)	978,981
16,638	Wright Medical Group, Inc. (a)(b)	506,461
		4,653,308
	Health Care Providers & Services - 4.46%
8,571	Amedisys, Inc. (a)(b)	417,151
21,887	Cerner Corp. (a)(b)	977,036
19,490	ICON plc - ADR (a)	745,492
7,400	Omnicare, Inc.	212,898
35,720	Psychiatric Solutions, Inc. (a)(b)	1,355,574
		3,708,151
	Hotels, Restaurants & Leisure - 2.87%
8,500	Bally Technologies, Inc. (a)(b)	257,380
8,970	Panera Bread Co. (a)(b)	456,573
43,917	Scientific Games Corp. -
	Class A (a)(b)	1,010,969
21,609	WMS Industries, Inc. (a)	660,587
		2,385,509
	Household Durables - 1.93%
35,300	D.R. Horton, Inc. (b)	459,606
42,200	Pulte Homes, Inc.	589,534
2,900	Snap-On, Inc.	152,714
15,800	Toll Brothers, Inc. (a)(b)	398,634
		1,600,488
	Household Products - 0.82%
11,000	Church & Dwight, Inc. (b)	682,990
	Industrial Conglomerates - 0.59%
10,300	Walter Industries, Inc.	488,735
	Internet & Catalog Retail - 2.08%
32,400	Expedia, Inc. (a)(b)	489,564
9,300	NetFlix, Inc. (a)(b)	287,184
28,959	VistaPrint Limited (a)(b)	951,013
		1,727,761
	Internet Software & Services - 3.18%
27,022	Ariba, Inc. (a)	381,821
19,486	Cybersource Corp. (a)(b)	313,920
13,600	EarthLink, Inc. (a)	115,600
3,933	Equinix, Inc. (a)(b)	273,186
19,200	S1 Corp. (a)	117,504

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services (Continued)
75,381	SkillSoft PLC - ADR (a)(b)	$788,485
9,300	Sohu.com, Inc. (a)(b)	518,475
5,900	Websense, Inc. (a)	131,865
		2,640,856
	IT Services - 1.59%
5,200	Broadridge Financial Solutions, Inc.	80,028
117,958	Sapient Corp. (a)	876,428
12,204	Wright Express Corp. (a)(b)	364,289
		1,320,745
	Leisure Equipment & Products - 0.52%
9,565	Polaris Industries, Inc. (b)	435,112
	Life Sciences Tools & Services - 1.96%
19,709	Parexel International Corp. (a)(b)	564,860
24,860	QIAGEN N.V. (a)(b)	490,488
21,500	Sequenom, Inc. (a)(b)	572,330
		1,627,678
	Machinery - 3.28%
3,600	Actuant Corp. (b)	90,864
17,152	Bucyrus International, Inc.	766,351
3,518	Flowserve Corp.	312,293
8,200	L.B. Foster Co. (a)(b)	249,444
3,600	Navistar International Corp. (a)	194,166
4,200	Reliance Steel & Aluminum Co. (b)	159,474
2,756	Titan International, Inc. (b)	58,758
17,375	Westinghouse Air Brake
	Technologies Corp. (b)	890,121
		2,721,471
	Media - 1.70%
31,246	DreamWorks Animation
	SKG, Inc. (a)	982,687
33,800	Interpublic Group of
	Companies, Inc. (a)(b)	261,950
19,200	Valassis Communications,
	Inc. (a)(b)	166,272
		1,410,909
	Metals & Mining - 1.51%
4,000	Alliance Resource Partners L.P.	126,080
12,300	Compass Minerals
	International, Inc. (b)\	644,397
4,700	Massey Energy Co.	167,649

Number of		Market
Shares		Value
	Metals & Mining (Continued)
3,500	Olympic Steel, Inc.	$103,215
12,600	Steel Dynamics, Inc. (b)	215,334
		1,256,675
	Multi-Utilities - 0.33%
5,500	Integrys Energy Group, Inc.	274,670
	Oil & Gas - 2.96%
7,584	Arena Resources, Inc. (a)(b)	294,638
3,500	Concho Resources, Inc. (a)	96,635
2,300	Encore Acquisition Co. (a)	96,094
14,854	EXCO Resources, Inc. (a)(b)	242,417
2,200	Goodrich Petroleum Corp. (a)(b)	95,898
27,000	McMoran Exploration Co. (a)(b)	638,280
4,402	Penn Virginia Corp. (b)	235,243
10,731	Petrohawk Energy Corp. (a)	232,112
9,400	Rosetta Resources, Inc. (a)(b)	172,584
13,000	W & T Offshore, Inc. (b)	354,770
		2,458,671
	Personal Products - 1.01%
10,700	Chattem, Inc. (a)(b)	836,526
	Pharmaceuticals - 4.19%
5,100	Auxilium Pharmaceuticals, Inc. (a)(b)	165,240
29,200	King Pharmaceuticals, Inc. (a)(b)	279,736
37,500	Medicines Co. (a)(b)	870,750
21,391	Perrigo Co. (b)	822,698
25,300	Valeant Pharmaceuticals
	International (a)(b)	517,891
6,556	Warner Chilcott Limited (a)(b)	99,127
25,600	Watson Pharmaceuticals, Inc. (a)	729,600
		3,485,042
	Road & Rail - 1.63%
6,751	Con-Way, Inc. (b)	297,787
389	Genesee & Wyoming, Inc. (a)	14,595
13,530	JB Hunt Transport Services, Inc. (b)	451,496
13,413	Landstar System, Inc. (b)	590,977
		1,354,855
	Semiconductor & Semiconductor
	Equipment - 3.12%
82,100	Integrated Device
	Technology, Inc. (a)	638,738
32,236	Microsemi Corp. (a)(b)	821,373
9,600	Novellus Systems, Inc. (a)(b)	188,544
54,951	PMC-Sierra, Inc. (a)(b)	407,737

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment (Continued)
49,300	Silicon Image, Inc. (a)	$263,262
10,300	Teradyne, Inc. (a)	80,443
40,200	TriQuint Semiconductor, Inc. (a)(b)	192,558
		2,592,655
	Software - 5.07%
9,372	Advent Software, Inc. (a)(b)	330,176
13,448	ANSYS, Inc. (a)	509,276
88,300	Compuware Corp. (a)	855,627
16,093	Concur Technologies, Inc. (a)(b)	615,718
10,700	Mentor Graphics Corp. (a)	121,445
19,867	Solera Holdings, Inc. (a)(b)	570,580
33,342	Sybase, Inc. (a)(b)	1,020,932
26,300	TIBCO Software, Inc. (a)(b)	192,516
		4,216,270
	Specialty Retail - 4.88%
27,178	Aeropostale, Inc. (a)(b)	872,685
4,207	The Buckle, Inc.	233,657
16,300	The Childrens Place Retail
	Stores, Inc. (a)(b)	543,605
32,046	Dick’s Sporting Goods, Inc. (a)(b)	627,461
29,800	The Finish Line, Inc.	297,702
35,900	Foot Locker, Inc. (b)	580,144
4,900	Jo-Ann Stores, Inc. (a)(b)	102,802
6,300	Ross Stores, Inc. (b)	231,903
17,790	Urban Outfitters, Inc. (a)(b)	566,967
		4,056,926
	Textiles, Apparel & Luxury Goods - 2.73%
12,089	Deckers Outdoor Corp. (a)(b)	1,258,223
6,500	Hanesbrands, Inc. (a)(b)	141,375
10,600	Polo Ralph Lauren Corp. (b)	706,384
9,800	Skechers U.S.A., Inc.- Class A (a)	164,934
		2,270,916
	Trading Companies & Distributors - 0.19%
3,500	MSC Industrial Direct Co.,
	Inc. - Class A (b)	161,245
	Total Common Stocks
	(Cost $83,322,976)	80,646,413

Number of		Market
Shares		Value
	EXCHANGE-TRADED FUNDS - 2.58%
	Exchange Traded Funds - 2.58%
30,346	iShares Russell 2000 Growth
	Index Fund	$2,146,069
	Total Exchange-Traded Funds
	(Cost $2,383,020)	2,146,069
	REAL ESTATE INVESTMENT TRUSTS - 0.59%
	Real Estate Investment Trusts - 0.59%
16,900	Anworth Mortgage Asset Corp. (b)	100,048
7,900	Colonial Properties Trust (b)	147,651
16,700	HRPT Properties Trust (b)	115,063
8,200	Inland Real Estate Corp. (b)	128,658
		491,420
	Total Real Estate Investment Trusts
	(Cost $536,739)	491,420
	SHORT TERM INVESTMENTS - 0.78%
	Money Market Funds - 0.78%
644,993	Federated Prime Obligations Fund,
	2.510% (d)	644,993
	Total Short Term Investments
	(Cost $644,993)	644,993
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 37.32%
	COMMERCIAL PAPER - 8.80%
$1,149,944	Barton Capital Corp.,
	2.765%, 10/01/08 (c)	1,156,087
956,864	Barton Capital LLC,
	2.719%, 12/03/08 (c)	956,844
1,147,911	Dexia Bank, 2.830%, 10/30/08	1,152,365
957,624	Fairway Finance Corp.,
	2.767%, 11/21/08 (c)	958,155
1,156,960	International Lease Finance,
	3.073%, 10/20/08	1,163,261
1,148,211	Market Street Funding Corp.,
	2.820%, 11/03/08 (c)	1,152,005
766,217	Thunder Bay Funding LLC,
	2.766%, 10/01/08 (c)	770,725
	Total Commercial Paper
	(Cost $7,283,731)	7,309,442

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL (Continued)
	CORPORATE BONDS AND
	NOTES - 15.84%
$2,890,536	Abbey National Trust,
	2.728%, 02/13/09	$2,869,435
578,107	Allied Irish Banks,
	2.860%, 11/18/08	576,905
2,697,834	Allstate Life Global Funding,
	3.454%, 03/20/09	2,695,729
1,156,214	American Express,
	2.890%, 12/08/08	1,152,468
1,927,024	Bank of Scotland,
	3.008%, 05/06/09	1,923,401
2,505,131	Barclays Bank, 2.988%, 03/16/09	2,503,778
1,445,268	Svenska Handelsbanken,
	3.001%, 02/06/09	1,444,256
	Total Corporate Bonds and Notes
	(Cost $13,200,114)	13,165,972
	CORPORATE PAYDOWN
	SECURITIES - 4.65%
2,623,360	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (e)	1,961,323
2,935,440	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (e)	1,903,649
	Total Corporate Paydown Securities
	(Cost $5,558,800)	3,864,972
Number of
Shares
	MONEY MARKET FUNDS - 4.55%
835,615	Mount Vernon Prime Portfolio	835,615
2,986,887	Reserve Primary Fund (e)	2,942,084
	Total Mutual Funds
	(Cost $3,822,502)	3,777,699

Principal		Market
Amount		Value
	PRINCIPAL CASH - 0.24%
$198,325	Principal Cash	$198,325
	Total Principal Cash
	(Cost $198,325)	198,325
	U.S. GOVERNMENT AGENCY
	ISSUES - 3.25%
2,697,834	FHLB, 2.115%, 03/02/09	2,697,834
	Total U.S. Government Agency Issues
	(Cost $2,697,834)	2,697,834
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $32,761,306)	31,014,244
	Total Investments
	(Cost $119,649,034) - 138.31%	114,943,139
	Liabilities in Excess of
	Other Assets - (38.31)%	(31,837,974)
	TOTAL NET
	ASSETS - 100.00%	$83,105,165

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $7,309,442, which
represents 8.80% of total net assets.
(d) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.
(e) As of September 30, 2008, the Advisor has fair valued this security. The market value of these securities were $6,807,056, which represent 8.19% of total net assets

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 91.71%
	Aerospace & Defense - 0.49%
14,215	BE Aerospace, Inc. (a)	$225,023
4,060	Curtiss-Wright Corp. (b)	184,527
		409,550
	Air Freight & Logistics - 0.39%
5,299	Ryder System, Inc.	328,538
	Airlines - 0.33%
16,747	Continental Airlines, Inc. (a)(b)	279,340
	Auto Components - 0.88%
14,490	Magna International, Inc. - Class A	741,743
	Banks - 0.25%
7,298	PacWest Bancorp (b)	208,650
	Capital Markets - 4.89%
31,260	Ameriprise Financial, Inc.	1,194,132
31,683	BGC Partners, Inc. (a)(b)	135,920
13,490	Calamos Asset Management, Inc. (b)	241,741
59,100	E*Trade Financial Corp. (a)(b)	165,480
11,647	Investment Technology
	Group, Inc. (a)(b)	354,418
62,880	Jefferies Group, Inc. (b)	1,408,512
11,494	KBW, Inc. (a)(b)	378,612
15,500	Knight Capital Group, Inc. -
	Class A (a)	230,330
		4,109,145
	Chemicals - 2.12%
13,160	Airgas, Inc.	653,394
8,447	Albemarle Corp.	260,506
21,230	H.B. Fuller Co. (b) .	443,070
21,943	Olin Corp.	425,694
		1,782,664
	Commercial Banks - 9.60%
17,885	Associated Banc-Corp (b)	356,806
15,120	Cathay General Bancorp (b)	359,856
13,259	Central Pacific Financial Corp. (b)	222,884
37,078	The Colonial BancGroup, Inc. (b)	291,433
24,437	First Horizon National Corp. (b)	228,726
23,949	First Midwest Bancorp, Inc. (b)	580,524
17,177	FirstMerit Corp. (b)	360,717
7,416	Hancock Holding Co. (b)	378,216
13,019	Huntington Bancshares, Inc. (b)	104,022
112,160	Investors Bancorp, Inc. (a)(b)	1,688,008
23,486	The South Financial Group, Inc. (b)	172,152

Number of		Market
Shares		Value
	Commercial Banks (Continued)
9,224	Trustmark Corp. (b)	$191,306
127,570	UCBH Holdings, Inc. (b)	817,723
31,030	UMB Financial Corp. (b)	1,629,695
17,651	Zions Bancorporation (b)	683,094
		8,065,162
	Commercial Services & Supplies - 1.45%
9,332	Consolidated Graphics, Inc. (a)	283,040
29,690	Corrections Corporation of
	America (a)	737,796
9,800	The Geo Group Inc. (a)(b)	198,058
		1,218,894
	Communications Equipment - 0.84%
44,488	ADC Telecommunications (a)(b)	375,924
10,350	Belden, Inc. (b)	329,026
		704,950
	Computers & Peripherals - 0.33%
8,431	Diebold, Inc.	279,150
	Construction & Engineering - 2.62%
8,294	EMCOR Group, Inc. (a)(b)	218,298
28,960	Granite Construction, Inc. (b)	1,037,347
22,034	MasTec, Inc. (a)	292,832
24,160	Quanta Services, Inc. (a)(b)	652,562
		2,201,039
	Consumer Finance - 0.32%
7,552	World Acceptance Corp. (a)(b)	271,872
	Containers & Packaging - 2.13%
7,720	Greif, Inc. (b)	506,586
30,350	Myers Industries, Inc.	382,714
23,940	Pactiv Corp. (a)	594,430
10,137	Sonoco Products Co.	300,866
		1,784,596
	Diversified Financial Services - 2.72%
50,240	Leucadia National Corp.	2,282,906
	Diversified Telecommunication Services - 2.24%
73,388	Cincinnati Bell, Inc. (a)(b)	226,769
40,720	Embarq Corp. (b)	1,651,196
		1,877,965
	Electric Utilities - 6.11%
108,340	CenterPoint Energy, Inc.	1,578,514
20,710	Cleco Corp. (b)	522,927
36,403	Great Plains Energy, Inc. (b)	808,875

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities (Continued)
14,750	IDACORP, Inc. (b)	$429,077
18,338	Northeast Utilities (b)	470,370
15,122	Portland General Electric Co.	357,787
21,430	Wisconsin Energy Corp.	962,207
		5,129,757
	Electrical Equipment - 1.38%
3,430	AO Smith Corp.	134,422
54,400	Encore Wire Corp. (b)	985,184
513	SunPower Corp. (a)	35,416
		1,155,022
	Electronic Equipment & Instruments - 1.82%
14,609	Arrow Electronics, Inc. (a)(b)	383,048
27,532	Benchmark Electronics, Inc. (a)	387,651
4,860	Mettler Toledo International, Inc. (a)	476,280
13,686	Plexus Corp. (a)	283,300
		1,530,279
	Energy Equipment & Services - 0.98%
9,593	Hornbeck Offshore Services,
	Inc. (a)(b)	370,482
7,251	T-3 Energy Services, Inc. (a)	269,157
7,021	Willbros Group, Inc. (a)(b)	186,056
		825,695
	Food & Staples Retailing - 5.09%
20,610	Andersons, Inc. (b)	725,884
27,560	Longs Drug Stores Corp.	2,084,639
116,070	Wendy’s/Arby’s Group, Inc.	610,528
61,450	Winn Dixie Stores, Inc. (a)(b)	854,155
		4,275,206
	Food Products - 0.84%
14,082	Dean Foods Co. (a)(b)	328,956
3,667	Ralcorp Holdings, Inc. (a)(b)	247,192
8,335	Smithfield Foods, Inc. (a)(b)	132,360
		708,508
	Gas Utilities - 2.66%
13,801	AGL Resources, Inc. (b)	433,075
17,899	New Jersey Resources Corp.	642,395
13,000	Northwest Natural Gas Co. (b)	676,000
18,824	UGI Corp.	485,283
		2,236,753

Number of		Market
Shares		Value
	Health Care Providers & Services - 3.31%
11,359	AMERIGROUP Corp. (a)(b)	$286,701
189,140	Assisted Living Concepts, Inc. (a)(b)	1,204,822
11,745	Kindred Healthcare, Inc. (a)(b)	323,810
11,475	Magellan Health Services, Inc. (a)(b)	471,163
8,784	Universal Health Services, Inc. (b)	492,168
		2,778,664
	Hotels, Restaurants & Leisure - 2.59%
8,270	CBRL Group, Inc. (b)	217,501
8,801	CEC Entertainment, Inc. (a)	292,193
16,310	Penn National Gaming, Inc. (a)	433,357
35,240	Vail Resorts, Inc. (a)(b)	1,231,638
		2,174,689
	Household Durables - 0.59%
17,391	Lennar Corp. (b)	264,169
47,215	Standard-Pacific Corp. (b)	231,826
		495,995
	Insurance - 5.66%
15,217	AMBAC Financial Group, Inc. (b)	35,456
20,628	American Financial Group, Inc.	608,526
11,450	Arch Capital Group Ltd. (a)	836,193
10,160	Assurant, Inc.	558,800
14,884	Fidelity National Financial, Inc. (b)	218,795
18,740	The Hanover Insurance Group, Inc.	853,045
3,500	White Mountains Insurance
	Group Ltd.	1,644,125
		4,754,940
	Leisure Equipment & Products - 0.18%
10,590	Callaway Golf Co. (b)	149,001
	Life Sciences Tools & Supplies - 0.46%
15,593	PerkinElmer, Inc.	389,357
	Machinery - 3.22%
19,530	AGCO Corp. (a)(b)	832,173
24,010	Pall Corp	825,704
40,840	Trinity Industries, Inc. (b)	1,050,813
		2,708,690
	Media - 1.42%
2,573	Ascent Media Corp. (a)	62,807
20,040	Cinemark Holdings, Inc. (b)	272,544
51,460	Discovery Communications (a)	730,990
25,570	Entercom Communications Corp. (b)	128,361
		1,194,702

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities - 2.21%
33,190	Oneok, Inc.	$1,141,736
25,740	Vectren Corp.	716,859
		1,858,595
	Oil & Gas - 5.97%
17,335	BPZ Resources, Inc. (a)(b)	298,162
6,568	Carrizo Oil & Gas, Inc. (a)(b)	238,221
34,010	CNX Gas Corp. (a)	761,484
12,750	Comstock Resources, Inc. (a)(b)	638,138
19,600	Overseas Shipholding Group, Inc. (b)	1,142,876
24,190	Plains All American Pipeline, L.P.	958,408
26,380	Quicksilver Resources, Inc. (a)(b)	517,839
18,019	Rex Energy Corporation (a)	283,980
2,485	Whiting Petroleum Corp. (a)	177,081
		5,016,189
	Paper & Forest Products - 1.06%
95,890	Louisiana-Pacific Corp. (b)	891,777
	Pharmaceuticals - 1.23%
23,390	Endo Pharmaceuticals
	Holdings Inc. (a)(b)	467,800
3,964	Perrigo Co. (b)	152,455
14,592	Watson Pharmaceuticals, Inc. (a)(b)	415,872
		1,036,127
	Road & Rail - 0.20%
5,982	Old Dominion Freight Line (a)	169,530
	Semiconductor & Semiconductor
	Equipment - 2.56%
20,690	Advanced Energy Industries, Inc. (a)	283,039
322,030	Atmel Corp. (a)	1,091,682
15,470	Cypress Semiconductor Corp. (a)	80,753
19,308	Diodes, Inc. (a)(b)	356,233
43,901	Integrated Device Technology, Inc. (a)	341,550
		2,153,257
	Software - 1.49%
7,649	Open Text Corp. (a)	264,503
19,511	Parametric Technology Corp. (a)(b)	359,002
20,371	Sybase, Inc. (a)(b)	623,760
		1,247,265
	Specialty Retail - 1.62%
11,690	AnnTaylor Stores Corp. (a)	241,282
21,290	Brown Shoe Co., Inc. (b)	348,730
36,190	Men’s Wearhouse, Inc. (b)	768,675
		1,358,687

Number of		Market
Shares		Value
	Textiles, Apparel & Luxury Goods - 0.59%
14,782	Jones Apparel Group, Inc. (b)	$273,615
5,825	Phillips-Van Heusen Corp. (b)	220,826
		494,441
	Thrifts & Mortgage Finance - 6.27%
31,520	Capitol Federal Financial (b)	1,397,282
21,510	Dime Community Bancshares (b)	327,382
76,100	Hudson City Bancorp, Inc. (b)	1,404,045
58,957	New York Community Bancorp,
	Inc. (b)	989,888
74,344	TFS Financial Corp. (b)	930,787
11,672	Washington Federal, Inc. (b)	215,348
		5,264,732
	Tobacco - 0.60%
7,035	Lorillard, Inc. (b)	500,540
	Total Common Stocks
	(Cost $82,060,100)	77,044,562
	REAL ESTATE INVESTMENT TRUSTS - 7.80%
	Real Estate Investment Trusts - 7.80%
3,820	Alexandria Real Estate
	Equities, Inc. (b)	429,750
56,182	Anworth Mortgage Asset Corp. (b)	332,597
8,425	BioMed Realty Trust, Inc.	222,841
19,880	Chimera Investment Corp. (b)	123,455
5,600	Digital Realty Trust, Inc. (b)	264,600
3,430	Entertainment Properties Trust (b)	187,690
14,769	First Potomac Realty Trust	253,879
9,270	Health Care REIT, Inc. (b)	493,442
4,309	Healthcare Realty Trust, Inc.	125,607
32,545	MFA Mortgage Investments, Inc. (b)	211,543
10,184	National Retail Properties, Inc. (b)	243,907
36,140	NorthStar Realty Finance Corp. (b)	280,085
34,000	Plum Creek Timber Co., Inc. (b)	1,695,240
30,200	Realty Income Corp. (b)	773,120
14,160	SL Green Realty Corp. (b)	917,568
		6,555,324
	Total Real Estate Investment Trusts
	(Cost $6,594,396)	6,555,324
	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
693,497	Federated Prime Obligations
	Fund, 2.510% (d)	693,497
	Total Short Term Investments
	(Cost $693,497)	693,497

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 35.68%
	COMMERCIAL PAPER - 8.43%
$1,114,155	Barton Capital Corp.,
	2.765%, 10/01/08 (c)	$1,120,108
927,084	Barton Capital LLC,
	2.719%, 12/03/08 (c)	927,066
1,112,186	Dexia Bank, 2.830%, 10/30/08	1,116,500
927,820	Fairway Finance Corp.,
	2.767%, 11/21/08 (c)	928,335
1,120,953	International Lease Finance,
	3.073%, 10/20/08	1,127,058
1,112,476	Market Street Funding Corp.,
	2.820%, 11/03/08 (c)	1,116,153
742,371	Thunder Bay Funding LLC,
	2.766%, 10/01/08 (c)	746,738
	Total Commercial Paper
	(Cost $7,057,045)	7,081,958
	CORPORATE BONDS AND
	NOTES - 15.18%
2,800,577	Abbey National Trust,
	2.728%, 02/13/09	2,780,133
560,115	Allied Irish Banks,
	2.860%, 11/18/08	558,950
2,613,872	Allstate Life Global Funding,
	3.454%, 03/20/09	2,611,833
1,120,230	American Express,
	2.890%, 12/08/08	1,116,601
1,867,051	Bank of Scotland,
	3.008%, 05/06/09	1,863,541
2,427,167	Barclays Bank, 2.988%, 03/16/09	2,425,856
1,400,288	Svenska Handelsbanken,
	3.001%, 02/06/09	1,399,308
	Total Corporate Bonds and Notes
	(Cost $12,789,300)	12,756,222
	CORPORATE PAYDOWN
	SECURITIES - 4.37%
2,541,717	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (e)	1,871,507
2,844,084	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (e)	1,799,555
	Total Corporate Paydown Securities
	(Cost $5,385,801)	3,671,062

Number of		Market
Shares		Value
	MONEY MARKET FUNDS - 4.36%
809,609	Mount Vernon Prime Portfolio	$809,609
2,893,929	Reserve Primary Fund (e)	2,850,521
	Total Mutual Funds
	(Cost $3,703,538)	3,660,130
Principal
Amount
	PRINCIPAL CASH - 0.23%
$192,152	Principal Cash	192,152
	Total Principal Cash
	(Cost $192,152)	192,152
	U.S. GOVERNMENT AGENCY
	ISSUES - 3.11%
2,613,872	FHLB, 2.115%, 03/02/09	2,613,872
	Total U.S. Government Agency
	Issues (Cost $2,613,872)	2,613,872
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $31,741,708)	29,975,396
	Total Investments
	(Cost $121,089,701) - 136.02%.	114,268,779
	Liabilities in Excess of
	Other Assets - (36.02)%	(30,257,249)
	TOTAL NET ASSETS - 100.00%	$84,011,530

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $7,081,958, which
represents 8.43% of total net assets.
(d) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.
(e) As of September 30, 2008, the Advisor has fair valued this security. The market value of these securities were $6,521,583, which represent 7.76% of total net assets

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 98.12%
	Australia - 3.48%
1,479,200	AXA Asia Pacific Holdings	$6,086,469
1,651,500	Boart Longyear Group	1,489,670
104,100	Leighton Holdings	3,204,136
1,390,000	Telstra Corp.	4,663,402
		15,443,677
	Austria - 0.59%
52,600	Wiener Staedtische Allgemeine
	Versicher AG	2,625,886
	Brazil - 1.18%
88,500	Companhia de Saneamento Basico	930,159
97,550	Petroleo Brasileiro SA - ADR (b)	4,287,323
		5,217,482
	Canada - 1.52%
25,290	Potash Corp of Saskatchewan (b)	3,338,533
49,730	Research In Motion Ltd. (a)(b)	3,396,559
		6,735,092
	Cyprus - 0.17%
321,071	Prosafe Production (a)	765,112
	Denmark - 2.41%
61,450	Carlsberg	4,685,158
115,450	Novo Nordisk A/S	5,985,193
		10,670,351
	Finland - 0.85%
200,900	Nokia Corp. - ADR (b)	3,746,785
	France - 12.66%
55,500	Alstom SA	4,212,960
200,350	AXA - ADR (b)	6,543,431
97,650	BNP Paribas SA	9,321,400
47,700	Cap Gemini SA	2,253,383
81,351	Gaz De France	4,232,382
67,600	Groupe Danone	4,794,984
75,000	Lafarge SA	7,896,597
40,500	LVMH Moet Hennessy
	Louis Vuitton SA	3,555,635
30,900	PPR SA	2,764,861
27,600	Vallourec	5,955,455
146,050	Vivendi Universal SA	4,578,759
		56,109,847

Number of		Market
Shares		Value
	Germany - 9.23%
101,300	Bayer AG	$7,436,092
241,300	Deutsche Telekom AG	3,666,371
45,800	E.ON AG	2,326,157
94,600	Fresenius AG	6,859,077
51,800	Linde AG	5,547,610
43,800	RWE AG	4,203,573
96,000	SAP AG	5,108,771
61,600	Siemens AG	5,793,913
		40,941,564
	Greece - 3.60%
256,100	Hellenic Exchanges SA	2,997,761
208,651	National Bank of Greece SA	8,455,480
147,400	OPAP SA	4,524,297
		15,977,538
	Hong Kong - 2.00%
8,800	CNOOC Ltd. - ADR (b)	1,007,688
380,000	Esprit Holdings Ltd.	2,355,457
2,087,000	Industrial & Commercial Bank
	of China, Ltd.	1,261,373
116,800	Jardine Matheson Holdings Ltd.	3,051,336
153,000	Wing Hang Bank Limited	1,175,514
		8,851,368
	Israel - 1.14%
109,900	Teva Pharmaceutical Industries,
	Ltd. - ADR (b)	5,032,321
	Italy - 3.15%
850,000	Banca Intesa SpA	4,674,631
168,100	Saipem SpA	5,029,714
1,138,700	Unicredito Italiano SpA	4,257,983
		13,962,328
	Japan - 15.29%
172,900	Aeon Co., Ltd.	1,766,491
115,500	Astellas Pharma Inc.	4,853,223
678	East Japan Railway	5,056,277
630	Japan Tobacco, Inc.	2,374,524
71,800	Komatsu Ltd.	1,175,474
412,400	Mitsubishi Tokyo Financial
	Group, Inc.	3,596,231
250,800	Mitsui & Co. Ltd.	3,113,512
65,600	Nidec Corporation.	4,035,629
43,400	Nintendo Co. Ltd.	18,409,142
644,100	NSK Ltd.	3,720,920

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan - 15.29%
2,404	NTT DoCoMo, Inc.	$3,848,076
1,445,500	Sumitomo Metal Industries Ltd.	4,481,268
385,000	TAIYO NIPPON SANSO
	CORPORATION	3,050,002
36,900	Toyota Motor Corp.	1,577,568
23,900	Toyota Motor Corp. - ADR (a)(b)	2,050,620
61,560	Yamada Denki Co. Ltd.	4,666,177
		67,775,134
	Luxembourg - 0.71%
10,150	ArcelorMittal	514,168
52,000	ArcelorMittal - ADR	2,632,009
		3,146,177
	Mexico - 0.40%
81,600	Grupo Televisa SA - ADR (b)	1,784,592
	Netherlands - 0.42%
86,600	ING Groep NV	1,856,508
	Norway - 0.38%
311,000	Prosafe ASA (a)	1,702,349
	Russian Federation - 1.56%
221,300	OAO Gazprom - ADR (a)	6,937,755
	Singapore - 0.76%
281,000	DBS Group Holdings Ltd.	3,348,746
	Spain - 5.11%
746,500	Banco Santander Central Hispano SA	11,193,231
99,650	Gamesa Corporación Tecnológica SA	3,414,197
242,900	Iberdrola SA (a)	2,467,607
235,500	Telefonica SA	5,599,604
		22,674,639
	Sweden - 1.35%
74,090	Hennes & Mauritz AB	3,033,675
68,800	Sandvik AB - ADR (b)	710,422
212,455	Sandvik AB	2,250,784
		5,994,881
	Switzerland - 10.07%
98,500	Julius Baer Holding Ltd	4,898,449
333,550	Nestle SA	14,415,210
94,350	Novartis AG	4,967,486

Number of		Market
Shares		Value
	Switzerland (Continued)
52,800	Roche Holding AG	$8,265,413
80,400	Roche Holding - ADR (b)	6,256,318
18,340	Syngenta AG	3,867,613
115,800	UBS AG (a)	1,979,305
		44,649,794
	United Kingdom - 20.09%
349,500	3i Group plc	4,425,258
346,100	BAE Systems Plc	2,551,412
546,800	BG Group Plc	9,916,743
271,700	BHP Billiton Plc	6,155,113
784,700	BP PLC	6,535,179
340,600	Cadbury Plc	3,444,784
317,800	HSBC Holdings PLC	5,141,426
194,400	Imperial Tobacco Group Plc	6,240,355
331,300	Prudential Plc	3,020,776
86,300	Reckitt Benckiser Group Plc	4,184,225
342,400	Reed Elsevier	3,409,512
60,200	Rio Tinto Plc	3,778,090
163,050	Scottish & Southern Energy Plc	4,148,913
1,236,800	Tesco PLC	8,601,886
352,600	Unilever PLC	9,587,443
3,597,000	Vodafone Group PLC	7,943,686
		89,084,801
	Total Common Stocks
	(Cost $515,586,019)	435,034,727
	PREFERRED STOCKS - 0.93%
	Brazil - 0.93%
109,800	Petroleo Brasileiro SA	4,108,716
	Total Preferred Stocks
	(Cost $5,999,767)	4,108,716
	SHORT TERM INVESTMENTS - 1.23%
	Money Market Funds - 1.23%
5,473,612	Federated Prime Obligations
	Fund, 2.510% (d)	5,473,612
	Total Short Term Investments
	(Cost $5,473,612)	5,473,612

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 6.13%
	COMMERCIAL PAPER - 1.45%
$1,007,663	Barton Capital Corp.,
	2.765%, 10/01/08 (c)	$1,013,046
838,472	Barton Capital LLC,
	2.719%, 12/03/08 (c)	838,456
1,005,882	Dexia Bank, 2.830%, 10/30/08	1,009,784
839,139	Fairway Finance Corp.,
	2.767%, 11/21/08 (c)	839,605
1,013,811	International Lease Finance,
	3.073%, 10/20/08	1,019,333
1,006,144	Market Street Funding Corp.,
	2.820%, 11/03/08 (c)	1,009,470
671,414	Thunder Bay Funding LLC,
	2.766%, 10/01/08 (c)	675,364
	Total Commercial Paper
	(Cost $6,382,525)	6,405,058
	CORPORATE BONDS AND
	NOTES - 2.60%
2,532,894	Abbey National Trust,
	2.728%, 02/13/09	2,514,404
506,579	Allied Irish Banks,
	2.860%, 11/18/08	505,525
2,364,035	Allstate Life Global Funding,
	3.454%, 03/20/09	2,362,191
1,013,158	American Express,
	2.890%, 12/08/08	1,009,875
1,688,596	Bank of Scotland,
	3.008%, 05/06/09	1,685,422
2,195,175	Barclays Bank, 2.988%, 03/16/09	2,193,990
1,266,448	Svenska Handelsbanken,
	3.001%, 02/06/09	1,265,561
	Total Corporate Bonds and Notes
	(Cost $11,566,885)	11,536,968
	CORPORATE PAYDOWN
	SECURITIES - 0.76%
2,298,777	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (e)	1,711,787
2,572,242	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (e)	1,657,411
	Total Corporate Paydown Securities
	(Cost $4,871,019)	3,369,198
Number of		Market
Shares		Value
	MONEY MARKET FUNDS - 0.75%
732,226	Mount Vernon Prime Portfolio	$732,226
2,617,324	Reserve Primary Fund (e)	2,578,064
	Total Mutual Funds
	(Cost $3,349,550)	3,310,290
Principal
Amount
	PRINCIPAL CASH - 0.04%
$173,786	Principal Cash	173,786
	Total Principal Cash
	(Cost $173,786)	173,786
	U.S. GOVERNMENT AGENCY
	ISSUES - 0.53%
2,364,035	FHLB, 2.115%, 03/02/09	2,364,035
	Total U.S. Government Agency
	Issues (Cost $2,364,035)	2,364,035
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $28,707,800)	27,159,335
	Total Investments
	(Cost $555,767,198) - 106.41%	471,776,390
	Liabilities in Excess of Other
	Assets - (6.41)%	(28,419,915)
	TOTAL NET
	ASSETS - 100.00%	$443,356,475

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $6,405,058, which
represents 1.44% of total net assets.
(d) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.
(e) As of September 30, 2008, the Advisor has fair valued this security. The market value of these securities were $5,947,262, which represent 1.34% of total net assets

See notes to financial statements.

AssetMark Real Estate Securities Fund SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 0.84%
	Diversified - 0.12%
2,000	Forest City Enterprises, Inc.	$61,340
	Office Property - 0.72%
23,150	Brookfield Properties Co.	366,696
	Total Common Stocks
	(Cost $521,756)	428,036
	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 94.98%
	Apartments - 17.10%
21,025	AvalonBay Communities, Inc. (b)	2,069,281
25,282	BRE Properties, Inc. (b)	1,238,818
51,942	Equity Residential (b)	2,306,744
14,249	Essex Property Trust, Inc. (b)	1,686,084
11,700	Post Properties, Inc.	327,249
39,552	UDR, Inc. (b)	1,034,285
		8,662,461
	Diversified - 11.69%
590	Alexander’s, Inc. (a)(b)	236,000
31,280	Digital Realty Trust, Inc. (b)	1,477,980
9,199	Entertainment Properties Trust	503,369
7,585	Liberty Property Trust (b)	285,575
6,000	Mission West Properties	58,440
5,450	Plum Creek Timber Co., Inc. (b)	271,737
31,289	Vornado Realty Trust (b)	2,845,735
6,600	Washington Real Estate Investment
	Trust (b)	241,758
		5,920,594
	Health Care - 7.82%
33,390	HCP, Inc. (b)	1,339,941
23,205	Health Care REIT, Inc. (b)	1,235,202
4,510	Nationwide Health Properties, Inc.	162,270
24,813	Ventas, Inc. (b)	1,226,258
		3,963,671
	Hotels & Motels - 2.09%
21,610	Diamondrock Hospitality Co.	196,651
53,340	Host Hotels & Resorts, Inc. (b)	708,888
3,290	LaSalle Hotel Properties (b)	76,723
5,550	Sunstone Hotel Investors, Inc.	74,925
		1,057,187

Number of		Market
Shares		Value
	Office Property - 17.71%
14,906	Alexandria Real Estate Equities,
	Inc. (b)	$1,676,925
6,500	BioMed Realty Trust, Inc. (b)	171,925
26,388	Boston Properties, Inc. (b)	2,471,500
6,459	Brandywine Realty Trust (b)	103,538
35,125	Corporate Office Properties
	Trust (b)	1,417,294
48,860	Douglas Emmett, Inc. (b)	1,127,200
5,600	Highwoods Properties, Inc.	199,136
9,627	Kilroy Realty Corp. (b)	460,074
8,300	Kilroy Realty Corp.	124,500
18,841	SL Green Realty Corp. (b)	1,220,897
		8,972,989
	Regional Malls - 17.52%
5,400	CBL & Associates Properties, Inc.	108,432
88,998	General Growth Properties, Inc. (b)	1,343,870
31,738	The Macerich Co. (b)	2,020,123
47,285	Simon Property Group, Inc. (b)	4,586,645
16,400	Taubman Centers, Inc.	820,000
		8,879,070
	Shopping Centers - 10.54%
18,880	Developers Diversified Realty Corp.	598,307
3,900	Equity One, Inc. (b)	79,911
18,814	Federal Realty Investment Trust (b)	1,610,479
20,540	Kimco Realty Corp.	758,748
4,500	Regency Centers Corp.	83,385
16,099	Regency Centers Corp. (b)	1,073,642
7,500	Saul Centers, Inc.	379,050
17,270	Tanger Factory Outlet Centers,
	Inc. (b)	756,253
		5,339,775
	Storage - 3.24%
35,146	Extra Space Storage, Inc. (b)	539,843
11,110	Public Storage, Inc. (b)	1,100,001
		1,639,844
	Warehouse/Industrial - 7.27%
23,234	AMB Property Corp.	1,052,500
19,570	DCT Industrial Trust, Inc. (b)	146,579
6,700	EastGroup Properties, Inc.	325,218
52,347	ProLogis (b)	2,160,361
		3,684,658

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	Common Stocks
	(Cost $34,468,834)	$48,120,249
	REAL ESTATE INVESTMENT TRUSTS,
	PREFERRED STOCKS - 1.03%
	Diversified - 0.51%
15,700	Vornado Realty Trust	259,050
	Office Property - 0.52%
13,100	Corporate Office Properties Trust	262,000
	Total Real Estate Investment Trusts,
	Preferred Stocks
	(Cost $632,282)	521,050
	SHORT TERM INVESTMENTS - 3.70%
	Money Market Funds - 3.70%
1,876,860	Federated Prime Obligations Fund,
	2.510% (c)	1,876,860
	Total Short Term Investments
	(Cost $1,876,860)	1,876,860
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 30.71%
	COMMERCIAL PAPER - 7.29%
$580,882	Barton Capital Corp.,
	2.765%, 10/01/08 (b)	583,985
483,350	Barton Capital LLC,
	2.719%, 12/03/08 (b)	483,340
579,857	Dexia Bank, 2.830%, 10/30/08	582,105
483,734	Fairway Finance Corp.,
	2.767%, 11/21/08 (b)	484,002
584,426	International Lease Finance,
	3.073%, 10/20/08	587,609
580,007	Market Street Funding Corp.,
	2.820%, 11/03/08 (b)	581,924
387,046	Thunder Bay Funding LLC,
	2.766%, 10/01/08 (b)	389,324
	Total Commercial Paper
	(Cost $3,679,302)	3,692,289
	CORPORATE BONDS AND
	NOTES - 13.13%
1,460,125	Abbey National Trust,
	2.728%, 02/13/09	1,449,465
292,025	Allied Irish Banks,
	2.860%, 11/18/08	291,417

Principal		Market
Amount		Value
	CORPORATE BONDS AND
	NOTES (Continued)
$1,362,782	Allstate Life Global Funding,
	3.454%, 03/20/09	$1,361,720
584,050	American Express,
	2.890%, 12/08/08	582,157
973,416	Bank of Scotland,
	3.008%, 05/06/09	971,586
1,265,441	Barclays Bank,
	2.988%, 03/16/09	1,264,758
730,062	Svenska Handelsbanken,
	3.001%, 02/06/09	729,551
	Total Corporate Bonds and Notes
	(Cost $6,667,901)	6,650,654
	CORPORATE PAYDOWN
	SECURITIES - 3.64%
1,325,164	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (d)	949,192
1,482,807	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (d)	896,852
	Total Corporate Paydown Securities
	(Cost $2,807,971)	1,846,044
Shares
	MONEY MARKET FUNDS - 3.77%
422,102	Mount Vernon Prime Portfolio	422,102
1,508,795	Reserve Primary Fund (d)	1,486,163
	Total Mutual Funds
	(Cost $1,930,897)	1,908,265
Principal
Amount
	PRINCIPAL CASH - 0.20%
$100,181	Principal Cash	100,181
	Total Principal Cash
	(Cost $100,181)	100,181
	U.S. GOVERNMENT AGENCY
	ISSUES - 2.69%
1,362,782	FHLB, 2.115%, 03/02/09	1,362,782
	Total U.S. Government Agency Issues
	(Cost $1,362,782)	1,362,782
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $16,549,034)	15,560,215
	Total Investments
	(Cost $54,048,766) - 131.26%	66,506,410
	Liabilities in Excess of Other
	Assets - (31.26)%	(15,840,135)
	TOTAL NET ASSETS - 100.00%	$50,666,275

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is on loan.
(b) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $3,692,289, which
represents 7.29% of total net assets.
(c) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.
(d) As of September 30, 2008, the Advisor has fair valued this security. The market value of these securities were $3,332,207, which represent 6.58% of total net assets

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Principal		Market
Amount		Value
	MUNICIPAL BONDS - 97.64%
	Alabama - 0.84%
$1,000,000	Jefferson County Schools,
	Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$935,390
1,000,000	Mobile Industrial Development
	Board Pollution Control, Revenue
	Bond, 4.880%, 06/01/2034	1,001,370
		1,936,760
	Arizona - 3.07%
1,000,000	Arizona Health Facilities Authority,
	Revenue Bond,
	5.380%, 01/01/2032	892,730
135,000	Maricopa County Elementary School
	District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	143,308
970,000	Maricopa County Industrial
	Development Authority Senior Living
	Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	967,934
1,000,000	Phoenix Civic Improvement
	Wastewater System, Refunding,
	Revenue Bond,
	5.000%, 07/01/2020	1,005,550
	Pinal County Industrial Development
	Authority Correctional Facilities,
	Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	733,807
1,000,000	5.250%, 10/01/2015	970,410
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	831,190
1,500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	1,518,720
		7,063,649
	California - 5.96%
1,000,000	Bay Area Toll Authority, Revenue Bond,
	5.500%, 04/01/2043	964,120
1,000,000	California Communities Development
	Authority, Revenue Bond,
	5.500%, 07/01/2037	785,690
3,600,000	California Communities Development
	Authority, Series C, Revenue Bond,
	3.700%, 11/01/2029	3,571,956

Principal		Market
Amount		Value
	California (Continued)
$600,000	California Statewide Community
	Development Authority, Series A,
	Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	$529,212
	California, GO,
400,000	5.000%, 08/01/2014	422,504
1,000,000	5.000%, 06/01/2031	917,560
735,000	California, Refunding, GO,
	5.000%, 11/01/2021	721,829
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,208,907
145,000	Los Angeles Unified School District,
	Series A, Refunding, GO,
	FGIC Insured,
	4.250%, 01/01/2028	118,761
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	383,545
1,000,000	Sacramento County Sanitation
	District, Revenue Bond,
	5.000%, 12/01/2036	920,250
1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	1,147,422
		13,691,756
	Colorado - 2.05%
870,000	Antelope Heights Metropolitan
	District, Refunding, GO,
	Radian Insured,
	5.000%, 12/01/2027	701,881
1,065,000	Colorado Deptartment of
	Transportation, Revenue Bond,
	5.380%, 06/15/2013	1,155,802
	Denver City & County Justice
	System, GO,
1,500,000	5.000%, 08/01/2023	1,492,125
1,000,000	5.000%, 08/01/2024	990,230
375,000	El Paso County School District, GO,
	MBIA & STAID Insured,
	5.000%, 12/01/2027	364,174
		4,704,212

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Connecticut - 0.40%
$1,000,000	Connecticut Health & Educational
	Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	$910,950
	Delaware - 0.34%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	771,080
	District of Columbia - 0.73%
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	204,128
1,500,000	Washington D.C. Airport Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,480,260
		1,684,388
	Florida - 3.88%
315,000	Beacon Lakes Community
	Development, Series A,
	Special Assessment,
	6.000%, 05/01/2038	248,352
245,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	186,923
2,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	2,402,716
1,250,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,338,463
1,500,000	Orlando Utilities & Community
	Water, Revenue Bond,
	3.750%, 10/01/2023	1,459,755
645,000	Palm Glades Community
	Development, Series B, Special
	Assessment, 4.850%, 08/01/2011	603,494
1,200,000	Seminole Tribe Special Obligation,
	Series A, Revenue Bond,
	5.750%, 10/01/2022	1,152,120
625,000	Tolomato Community Development
	District, Special Assessment,
	6.380%, 05/01/2017	596,213

Principal		Market
Amount		Value
	Florida (Continued)
$1,000,000	University of Florida, Revenue Bond,
	AMBAC Insured,
	5.130%, 09/01/2033	$932,140
		8,920,176
	Georgia - 3.08%
1,500,000	Atlanta Development Authority,
	Revenue Bond,
	5.250%, 07/01/2027	1,384,500
350,000	Chatham County Hospital Authority,
	Revenue Bond,
	6.130%, 01/01/2024	298,476
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,081,140
1,500,000	Gainesville Educational Facilities
	Redevelopment Authority, Refunding,
	Revenue Bond,
	5.130%, 03/01/2037	1,155,015
1,115,000	Georgia, Series E, GO,
	5.000%, 08/01/2012	1,189,203
470,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	429,867
1,500,000	Municipal Electric Authority of
	Georgia, Series A, Refunding,
	Revenue Bond,
	5.250%, 01/01/2018	1,552,065
		7,090,266
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A,
	Prefunded, GO,
	6.000%, 01/01/2009	100,891
	Idaho - 0.46%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.380%, 06/01/2034	1,048,760
	Illinois - 9.88%
1,250,000	Chicago Board of Education, Series B,
	Refunding, GO,
	5.000%, 12/01/2023	1,187,075
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	104,233

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Illinois (Continued)
$75,000	Chicago Park District, Revenue Bond,
	ACA Insured,
	6.250%, 01/01/2016	$78,261
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
625,000	5.500%, 01/01/2010	643,912
100,000	5.380%, 01/01/2013	105,396
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,400,725
1,000,000	5.000%, 01/01/2026	968,480
1,000,000	Cook County, Series C, GO,
	AMBAC Insured,
	5.000%, 11/15/2025	959,940
270,000	Illinois Finance Authority Chicago
	Schools Project, Refunding,
	Revenue Bond,
	4.500%, 12/01/2008	269,879
1,200,000	Illinois Finance Authority Hospital
	Sisters Services, Series A,
	Revenue Bond,
	5.000%, 03/15/2025	1,092,600
450,000	Illinois Finance Authority
	Resurrection Health Care,
	Revenue Bond,
	3.750%, 05/15/2020	451,525
1,050,000	Illinois Finance Authority Sherman
	Health Systems, Refunding,
	Revenue Bond,
	5.500%, 08/01/2037	893,498
2,000,000	Illinois Finance Authority,
	Revenue Bond,
	5.000%, 07/01/2022	1,885,200
1,370,000	Illinois Finance Authority, Series A,
	Revenue Bond,
	5.250%, 10/01/2010	1,423,581
2,500,000	Illinois State Toll Highway Authority,
	Series A, Revenue Bond, FSA Insured,
	5.000%, 01/01/2026	2,670,075
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,076,130
2,690,000	Lombard Public Facilities,
	Series B, Revenue,
	5.250%, 01/01/2030	2,445,694

Principal		Market
Amount		Value
	Illinois (Continued)
$500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	$453,415
500,000	Regional Transportation Authority,
	Series B, Revenue Bond,
	FGIC Insured,
	5.380%, 06/01/2014	533,485
3,030,000	St. Clair County High School
	District No. 203, Series A, GO,
	AMBAC Insured,
	5.750%, 12/01/2026	3,066,299
		22,709,403
	Indiana - 3.26%
195,000	Allen County War Memorial,
	Revenue Bond,
	4.500%, 05/01/2019	186,529
400,000	Anderson Industrial Economic
	Development, Refunding,
	Revenue Bond,
	4.500%, 10/01/2008	400,000
1,000,000	Indiana Health & Educational
	Facilities Financing Authority,
	Revenue Bond,
	5.000%, 11/15/2036	860,380
	Jasper County Pollution Control,
	Refunding, Revenue Bond,
500,000	4.150%, 08/01/2010	495,735
335,000	5.850%, 04/01/2019	317,406
	Noblesville Redevelopment
	Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	204,966
305,000	4.500%, 08/01/2012	314,168
320,000	4.500%, 08/01/2013	328,643
820,000	Portage Economic Development,
	Revenue Bond,
	5.000%, 07/15/2023	722,674
1,155,000	Sheridan Community School’s
	Building Corporation, Revenue
	Bond, FSA Insured,
	5.500%, 07/15/2020	1,207,345
1,285,000	Tri-Creek Middle School Building
	Corporation, Revenue Bond,
	FSA Insured,
	5.250%, 07/15/2021	1,309,518

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Indiana (Continued)
$1,135,000	Wayne Township Marion County
	School Building Corp,
	Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	$1,152,241
		7,499,605
	Iowa - 0.51%
600,000	Iowa Finance Authority Health
	Facilities, Revenue Bond,
	5.250%, 07/01/2010	598,170
600,000	Iowa Finance Authority Pollution
	Control, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	578,388
		1,176,558
	Kansas - 0.54%
765,000	Labette County Hospital, Series A,
	Revenue Bond,
	5.750%, 09/01/2029	672,137
720,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	571,694
		1,243,831
	Kentucky - 1.06%
850,000	Bowling Green, GO,
	5.000%, 06/01/2026	827,577
500,000	Kentucky Economic Development
	Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	478,690
	Murray Hospital Facilities,
	Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	529,511
630,000	4.380%, 08/01/2014	598,645
		2,434,423
	Louisiana - 2.00%
1,000,000	Louisiana Office Facilities Corp.,
	Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,040,890
1,015,000	Louisiana Offshore Term Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2020	960,992
1,305,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,346,682

Principal		Market
Amount		Value
	Louisiana (Continued)
$1,235,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	$1,257,489
		4,606,053
	Maine - 0.21%
500,000	South Berwick Education,
	Revenue Bond,
	5.250%, 08/01/2013	491,815
	Maryland - 1.29%
1,160,000	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
	5.500%, 02/01/2017	1,262,428
	Maryland Health & Higher Education
	Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	665,798
245,000	5.000%, 05/15/2048	248,570
860,000	Maryland Student Houseing
	Economic Development,
	Revenue Bond,
	5.750%, 06/01/2033	796,050
		2,972,846
	Massachusetts - 2.35%
900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	979,317
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	101,846
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.000%, 07/15/2036	972,130
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series B,
	Revenue Bond,
	5.000%, 10/01/2038	962,440
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series E,
	Refunding, Revenue Bond,
	5.380%, 07/01/2021	961,560

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Massachusetts (Continued)
$1,250,000	Massachusetts Health & Educational
	Facilities, Revenue Bond,
	MBIA Insured,
	5.000%, 07/01/2015	$1,299,187
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	132,130
		5,408,610
	Michigan - 1.70%
155,000	Detroit Sewer Disposal,
	Revenue Bond,
	7.100%, 12/15/2009	159,081
150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.380%, 05/01/2010	156,201
600,000	Kent Hospital Finance Authority,
	Series A, Revenue Bond,
	5.500%, 01/15/2047	621,516
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	832,312
915,000	Michigan Building Authority, Series I,
	Refunding, Revenue Bond,
	4.750%, 10/15/2025	917,178
765,000	Michigan State Hospital Finance
	Authority, Refunding, Revenue Bond,
	5.000%, 07/15/2012	774,402
455,000	Michigan State Hospital Finance
	Authority, Revenue Bond,
	7.130%, 05/01/2009	456,979
		3,917,669
	Minnesota - 1.24%
1,250,000	Hennepin County Sales Tax, Series B,
	Revenue Bond,
	5.000%, 12/15/2024	1,220,087
295,000	Prior Lake Independent School
	District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	299,729
1,325,000	St. Paul Sewer, Series D,
	Revenue Bond,
	5.000%, 12/01/2021	1,335,017
		2,854,833

Principal		Market
Amount		Value
	Missouri - 0.68%
$350,000	Cape Girardeau County Industrial
	Development, Revenue Bond,
	4.250%, 06/01/2009	$349,871
1,330,000	St. Joseph Industrial Development
	Authority, Revenue Bond,
	5.000%, 04/01/2027	1,206,323
		1,556,194
	New Hampshire - 0.60%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,384,670
	New Jersey - 3.77%
600,000	Bergen County School District,
	Revenue Bond,
	5.000%, 04/01/2032	584,622
700,000	New Jersey Economic Development
	Authority Cigarette Tax,
	Revenue Bond,
	5.630%, 06/15/2019	644,413
500,000	New Jersey Economic Development
	Authority, Revenue Bond,
	FSA Insured,
	5.000%, 09/01/2020	517,815
1,000,000	New Jersey Transit Corporation,
	Series B, Revenue Bond,
	AMBAC Insured,
	5.500%, 02/01/2009	1,000,210
1,000,000	New Jersey Transportation Trust
	Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,025,310
3,100,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,274,964
1,500,000	New Jersey, Series N, GO,
	5.500%, 07/15/2013	1,630,305
		8,677,639
	New Mexico - 0.48%
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,107,171
	New York - 9.72%
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	800,670

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	New York (Continued)
$1,000,000	Hudson Yards Infrastructure
	Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	$865,370
	Metropolitan Transportation
	Authority, Series A, Revenue Bond,
100,000	5.250%, 04/01/2009	101,348
1,000,000	5.000%, 11/15/2025	924,100
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,849,120
1,000,000	New York City Industrial
	Development Agency Queens
	Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	828,210
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	519,080
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,087,284
1,800,000	New York City Water & Sewer
	Systems Financing Authority,
	Series DD, Revenue Bond,
	5.000%, 06/15/2039	1,659,852
1,000,000	New York City, GO,
	5.000%, 11/01/2034	903,950
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,230,200
1,000,000	New York Dormitory Authority,
	Refunding, Revenue Bond, FGIC
	Insured, 5.500%, 07/01/2021 .	1,031,380
	New York Dormitory Authority,
	Revenue Bond,
750,000	5.500%, 05/15/2025	749,947
500,000	6.130%, 12/01/2029	458,185
4,850,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	5,060,345
500,000	New York Environmental Facilities,
	Revenue Bond,
	5.500%, 10/15/2027	514,310

Principal		Market
Amount		Value
	New York (Continued)
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
$500,000	5.000%, 10/15/2017	$521,385
1,500,000	5.250%, 10/15/2019	1,556,430
1,000,000	Tobacco Settlement Financing,
	Revenue Bond,
	5.250%, 06/01/2021	999,010
650,000	Tobacco Settlement Financing,
	Revenue Bond,
	5.000%, 06/01/2012	679,107
		22,339,283
	North Carolina - 1.96%
2,500,000	Eastern Municipal Power Agency,
	Series B, Refunding, Revenue
	Bond, FGIC Insured,
	6.000%, 01/01/2022	2,517,900
650,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.600%, 10/01/2036	552,935
1,500,000	North Carolina Municipal Power
	Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,445,055
		4,515,890
	North Dakota - 0.25%
685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	583,969
	Ohio - 1.96%
1,000,000	American Municipal Power,
	Refunding, Revenue Bond,
	5.250%, 02/15/2023	967,610
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	738,742
1,000,000	Ohio Higher Education Facility,
	Series A, Revenue Bond,
	5.500%, 12/01/2028	897,200
700,000	Ohio Higher Educational Facility
	Commission, Revenue Bond,
	5.000%, 10/01/2031	608,132
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,069,170

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Ohio (Continued)
$250,000	Toledo-Lucas County Port Authority,
	Special Assessment,
	5.380%, 12/01/2035	$215,065
		4,495,919
	Oregon - 1.11%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	856,240
1,500,000	Oregon Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 04/01/2027	1,434,615
250,000	Washington County School District,
	GO, FSA Insured,
	5.500%, 06/15/2019	271,027
		2,561,882
	Pennsylvania - 2.41%
1,250,000	Allegheny County Hospital
	Development Authority, Series A,
	Revenue Bond,
	5.000%, 09/01/2014	1,293,875
430,000	Cumberland County Authority,
	Revenue Bond,
	5.000%, 01/01/2036	321,778
500,000	Erie Higher Education Building
	Authority, Revenue Bond,
	5.350%, 03/15/2028	453,910
500,000	Lancaster County Hospital Authority,
	Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	498,110
570,000	Pennsylvania State University,
	Series A, Refunding, Revenue Bond,
	5.000%, 08/15/2025	553,527
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,079,800
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	990,640
500,000	Philadelphia Hospitals & Higher
	Education Facilities, Refunding,
	Revenue Bond,
	5.500%, 07/01/2030	360,035
		5,551,675

Principal		Market
Amount		Value
	Puerto Rico - 1.97%
$1,250,000	Puerto Rico Commonwealth,
	Series A, GO,
	5.250%, 07/01/2022	$1,141,837
	Puerto Rico Commonwealth,
	Series A, Refunding, GO,
1,000,000	5.500%, 07/01/2017	999,220
750,000	5.500%, 07/01/2018	744,353
625,000	Puerto Rico Commonwealth,
	Series A, Rerefunding, Revenue
	Bond, Assured Guaranty Inured,
	5.000%, 07/01/2016	635,388
620,000	Puerto Rico Commonwealth, Series B,
	Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	674,585
380,000	Puerto Rico Commonwealth, Series B,
	Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	331,865
		4,527,248
	South Carolina - 0.35%
740,000	Tobacco Settlement Revenue
	Management Authority, Refunding,
	Revenue Bond,
	5.000%, 06/01/2018	705,516
100,000	Tobacco Settlement Revenue
	Management Authority, Series B,
	Revenue Bond,
	6.380%, 05/15/2030	105,486
		811,002
	South Dakota - 0.21%
465,000	South Dakota Health & Educational
	Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	475,565
	Tennessee - 0.57%
300,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	320,460
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	984,310
		1,304,770

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Texas - 17.01%
$2,245,000	Cotulla Independent School District,
	GO, PSF-GTD Insured,
	5.250%, 02/15/2032	$2,194,622
500,000	Dallas Area Rapid Transit,
	Refunding, Revenue Bond,
	5.250%, 12/01/2038	481,660
1,000,000	Dallas, GO,
	5.000%, 02/15/2018	1,003,880
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,660,951
635,000	Forney Independent School District,
	GO, PSF-GTD Insured,
	0.000%, 08/15/2025	219,831
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	151,091
630,000	Gregg County Health Facilities,
	Revenue Bond,
	4.250%, 10/01/2009	627,997
1,300,000	Houston Apartment System, Series B,
	Refunding, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2032	1,143,623
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	225,952
1,280,000	La Porte Independent School District,
	GO, 5.250%, 02/15/2024	1,282,496
5,000	Lower Colorado River Authority,
	Series B, Prerefunded,
	Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	5,116
930,000	Lower Colorado River Authority,
	Series B, Unrefunded, Revenue Bond,
	FSA Insured,
	6.000%, 05/15/2013	951,567
	North East Independent School
	District, Series A, GO,
	PSF-GTD Insured,
1,500,000	5.000%, 08/01/2018	1,565,160
1,500,000	5.000%, 08/01/2020	1,523,445
2,300,000	North Texas & Dallas Thruway
	System, Series A, Refunded,
	Revenue Bond,
	5.380%, 01/01/2016	2,304,485
Principal		Market
Amount		Value
	Texas (Continued)
	North Texas Tollway Authority,
	Series A, Refunded, Revenue Bond,
$700,000	6.000%, 01/01/2019	$727,601
1,000,000	5.630%, 01/01/2033	911,540
770,000	North Texas Tollway Authority,
	Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	779,463
3,600,000	Round Rock Independent School
	District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,753,792
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,173,240
770,000	San Antonio Electric & Gas,
	Series A, Prerefunded, Revenue
	Bond, MBIA Insured,
	5.000%, 02/01/2017	784,353
1,430,000	San Antonio Electric & Gas, Series A,
	Unrefunded, Revenue Bond,
	MBIA Insured,
	5.000%, 02/01/2017	1,449,105
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	70,712
1,000,000	San Leanna Educational Facilities,
	Refunding, Revenue Bond,
	4.750%, 06/01/2032	788,600
1,420,000	Sheldon Independent School District,
	Refunding, GO, PSF-GTD Insured,
	5.000%, 02/15/2024	1,387,170
185,000	Socorro Independent School District,
	Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	197,343
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	15,802
2,000,000	Tarrant County Cultural Educational
	Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,046,140
2,000,000	Texas A&M University, Refunding,
	Revenue Bond,
	5.000%, 05/15/2019	2,066,220

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Texas (Continued)
$1,875,000	Texas Municipal Gas Acquisition
	and Supply Corporation, Series B,
	Revenue Bond,
	2.190%, 12/15/2009.	$1,817,081
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	412,552
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	103,688
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	522,150
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,064,870
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	398,060
1,280,000	Victoria, GO, MBIA Insured,
	5.250%, 08/15/2022	1,288,934
		39,100,292
	Virginia - 1.40%
1,000,000	Fairfax County, Series A, Refunding,
	GO, STAID Insured,
	5.250%, 04/01/2014	1,088,350
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 11/15/2019	1,088,490
1,000,000	Virginia College Building Authority
	Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	1,043,600
		3,220,440
	Washington - 4.43%
1,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,067,940
2,465,000	Energy Northwest, Series A,
	Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	2,598,603
2,000,000	Energy Northwest, Series A,
	Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,101,280

Principal		Market
Amount		Value
	Washington (Continued)
$500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	$478,825
1,500,000	King County Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	1,578,000
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,782
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,174
1,000,000	Port Seattle, Series A, Revenue Bond,
	5.000%, 04/01/2031	897,390
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,890
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,326,488
		10,186,372
	Wisconsin - 3.53%
410,000	Badger Tobacco Asset Securitization,
	Revenue Bond,
	6.130%, 06/01/2027	413,842
1,350,000	Badger Tobacco Asset Securitization,
	Revenue Bond,
	5.750%, 06/01/2011	1,369,791
1,000,000	Middleton Cross Plains Area School
	District, Refunding, GO, FSA
	Insured, 5.000%, 04/01/2020 .	1,015,910
2,000,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,004,240
250,000	Wisconsin Health & Educational
	Facilities Authority, Refunding,
	Revenue Bond,
	5.250%, 08/15/2024	236,960
400,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	381,544
1,150,000	Wisconsin Health & Educational
	Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,128,506
1,500,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	1,573,845
		8,124,638

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	Wyoming - 0.31%
$750,000	Wyoming Municipal Power Agency,
	Series A, Revenue Bond,
	5.500%, 01/01/2028	$709,965
	Total Municipal Bonds
	(Cost $237,162,674)	224,473,118

Shares
	SHORT TERM INVESTMENTS - 1.29%
	Money Market Funds - 1.29%
2,973,086	Fidelity Tax Exempt Portfolio,
	1.700%, 12/31/2031 (a)	2,973,086
	Total Short Term Investments
	(Cost $2,973,086) .	2,973,086
	Total Investments
	(Cost $240,135,760) - 98.94%	227,446,204
	Other Assets in Excess of
	Liabilities - 1.06%	2,443,042
	TOTAL NET ASSETS - 100.00%	$229,889,246

Percentages are stated as a percent of net assets.
(a) Variable Rate Security. The rate shown is the rate in effect on

September 30, 2008.

Glossary of Terms

AMBAC	- American Municipal Bond Assurance Corp.
ACA	- American Capital Access
CP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Federal Housing Authority/Agency
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Board Loan
STAID	- State Aid Withholding

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.02%
	Automobiles - 0.02%
12,000	General Motors Corporation	$96,000
1,800	General Motors Corporation	16,002
	Total Convertible Preferred Stocks
	(Cost $304,162)	112,002
	PREFERRED STOCKS - 0.15%
	Banks - 0.11%
	HSBC Capital Funding LP
800,000	4.610%, 12/31/2049 (Callable at
	$100.00 on 06/27/2013) (a)(c)(e)	684,627
	Consumer Finance - 0.02%
12,000	Corts Trust for Ford Motor
	Company	82,080
	Thrifts & Mortgage
	Finance - 0.02%
44,650	FHLMC, 8.375%	72,780
1,300	FNMA, 7.000% (e)	3,534
32,350	FNMA, 8.250%	70,523
		146,837
	Total Preferred Stocks
	(Cost $2,948,922)	913,544
Principal
Amount
	ASSET BACKED SECURITIES - 4.32%
	Accredited Mortgage Loan Trust
$657,717	Series 2005-3,
	2.720%, 09/25/2035	608,289
	Citibank Credit Card Insurance Trust
6,750,000	Series 2006-A4,
	5.450%, 05/10/2013	6,754,096
	Conseco Finance Securitizations
	Corp.
89,365	Series 2000-4,
	8.310%, 04/01/2031	67,649
	Countrywide Asset-Backed
	Certificates
311,554	Series 2005-4,
	4.460%, 09/25/2032	296,624
	Countrywide Home Equity Loan
	Trust
283,624	Series 2004-R,
	2.630%, 03/15/2030	159,722

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES (Continued)
$376,409	Series 2004-N,
	2.660%, 02/15/2034	$217,380
423,014	Series 2004-O,
	2.660%, 02/15/2034	287,461
428,486	Series 2005-F,
	2.710%, 12/15/2035	249,693
	Delta Air Lines, Inc.
373,974	Pool #081022,
	6.820%, 02/10/2024	311,278
	Home Equity Loan Trust
147,417	Series 2005-HS1,
	2.600%, 07/25/2020	143,854
	Household Home Equity Loan Trust
1,878,489	Series 2007-3,
	3.680%, 11/20/2036	1,538,372
	JetBlue Airways Corporation
745,190	Series 2004-2, G-1,
	3.050%, 02/15/2018 (e)	620,037
900,000	Series 2004-2, G-2,
	3.130%, 05/15/2018 (e)	665,301
	Morgan Stanley
983,723	Series M-1,
	3.500%, 10/25/2033	788,654
	Nelnet, Inc.
530,000	Series 2008-4,
	4.100%, 04/25/2024	507,158
	New Valley Generation
3,168,930	Series 2000-1,
	7.300%, 03/15/2019	3,583,331
7,590,324	Series 2001-1,
	5.570%, 05/01/2020	8,038,780
	Residential Asset Mortgage
	Products, Inc.
193,169	Series FLT,
	2.960%, 03/25/2034	131,626
	Washington Mutual
1,620,000	Series 2006-A3,
	2.850%, 09/15/2013 (c)	1,449,217
1,138,693	Series 2005-AR8,
	2.770%, 07/25/2045 (e)	759,521
	Total Asset Backed Securities
	(Cost $28,914,883)	27,178,043

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 2.57%
	Bank of America Corporation
$702,823	Series 2005-B,
	5.100%, 04/25/2035	$585,569
	Countrywide Home Loans, Inc.
358,633	Series 2005-11,
	2.780%, 03/25/2035	236,854
925,102	Series 2005-R1,
	2.840%, 03/25/2035
	(Acquired 03/04/2005,
	Cost $1,141,757) (c)	901,475
534,000	Series 2005-11,
	5.920%, 04/25/2035	330,413
	FHLMC
1,532,113	Series 2329,
	6.500%, 06/15/2031	1,586,389
853,827	Series 2338,
	6.500%, 07/15/2031	878,653
	GSMPS Mortgage Loan Trust
1,068,303	Series 2005-RP1,
	2.830%, 01/25/2035
	(Acquired 03/07/2005,
	Cost $1,293,543) (c)	970,734
	Master Adjustable Rate Mortgages
	Trust
3,100,000	Series 2004-13,
	3.790%, 11/21/2034	2,518,345
	Master Reperforming Loan Trust
500,190	Series 2005-1,
	7.000%, 08/25/2034
	(Acquired 03/09/2005,
	Cost $637,062) (c)	496,570
	MLCC Mortgage Investors, Inc.
1,120,701	Series 2005-1,
	4.970%, 04/25/2035	979,156
	Prime Mortgage Trust
3,720,515	Series 2006-DR1,
	5.500%, 05/25/2035 (c)	3,163,544
3,026,156	Series 2006-DR1,
	6.000%, 05/25/2035 (c)	2,584,640
	Residential Asset Mortgage
	Products, Inc.
536,519	Series 2004-SL4,
	7.500%, 07/25/2032	487,901

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	Structured Adjustable Rate
	Mortgage Loan
$576,039	Series 2004-18,
	5.010%, 12/25/2034	$434,400
	Total Collateralized Mortgage
	Obligations (Cost $18,599,534)	16,154,643
	CONVERTIBLE BONDS - 0.01%
	Automobiles - 0.01%
	Ford Motor Company
80,000	4.250%, 12/15/2036	53,100
	Total Convertible Bonds
	(Cost $80,000)	53,100
	CORPORATE BONDS - 24.64%
	Aerospace & Defense - 0.01%
	DRS Technologies, Inc.
55,000	6.630%, 02/01/2016	55,825
	Airlines - 0.06%
	International Lease Finance Corp.
475,000	4.950%, 02/01/2011	351,439
	Auto Components - 0.05%
	The Goodyear Tire & Rubber
	Company
250,000	9.000%, 07/01/2015	248,750
	Visteon Corp.
33,000	8.250%, 08/01/2010 (b)	27,555
82,000	12.250%, 12/31/2016 (Callable at
	$100.00 on 12/31/2013) (c)	49,610
		325,915
	Automobiles - 0.36%
	Bombardier, Inc.
375,000	7.250%, 11/15/2016 (d)	476,451
	DaimlerChrysler N.A.
150,000	7.200%, 09/01/2009	151,635
260,000	5.880%, 03/15/2011	259,258
	Ford Motor Company
670,000	7.450%, 07/16/2031	291,450
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (b)	961,950
250,000	8.380%, 07/05/2033	135,500
30,000	8.380%, 07/15/2033	12,150
		2,288,394

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks - 3.89%
	AIFUL Corporation
$300,000	5.000%, 08/10/2010
	(Acquired 08/03/2005 and
	11/29/2005, Cost $298,552) (c)	$257,179
	ANZ Capital Trust
750,000	5.360%, 12/15/2049
	(Callable at $100.00 on
	12/15/2013) (c)	670,500
	BAC Capital Trust
30,000	5.630%, 03/15/2043	15,535
	Barclay’s Bank PLC
1,000,000	9.470%, 05/19/2015 (Credit linked
	to Republic of Brazil Treasury
	Security) (c)(k)	827,953
	Countrywide Financial Corp.
220,000	5.500%, 01/05/2009 (e)	217,056
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011
	(Acquired 07/21/2006,
	Cost $370,000) (c)	292,862
760,000	6.690%, 06/15/2016 (Acquired
	06/12/2006 and 06/21/2006,
	Cost $758,848; Callable at
	$100.00 on 06/15/2011) (c)	402,542
	Greenpoint Bank
375,000	9.250%, 10/01/2010	369,068
	HBOS Capital Funding LP
700,000	6.070%, 06/01/2049 (Callable at
	$100.00 on 06/30/2014) (c)(e)	453,102
	HSBC Finance Corp.
685,000	4.130%, 11/16/2009	662,472
	HSBC Holdings Plc
825,000	6.800%, 06/01/2038	700,594
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	258,680
354,000	6.380%, 04/30/2022
	(Acquired 01/09/2007 and
	01/11/2007, Cost
	$359,326) (c)(l)	244,702
	ING Capital Funding TR III
1,075,000	8.440%, 12/31/2010 (e)	991,752
	Inter-American Development Bank
4,000,000	0.500%, 05/29/2014	3,253,456

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	Kaupthing Bank Hf
$130,000	5.750%, 10/04/2011
	(Acquired 09/28/2006,
	Cost $129,288) (c)	$103,401
1,990,000	7.630%, 02/28/2015 (c)(l)	1,066,886
250,000	7.130%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (c)	152,414
	Landsbanki Islands Hf
1,080,000	6.100%, 08/25/2011
	(Acquired 08/22/2006,
	Cost $1,079,719) (c)	915,959
	PNC Bank N.A.
650,000	6.880%, 04/01/2018	623,602
	Resona Bank
525,000	5.850%, 09/29/2049 (d)	386,672
450,000	4.130%, 12/31/2049 (d)	503,965
	Resona Preferred Global Securities
735,000	7.190%, 12/29/2049 (Callable at
	$100.00 on 07/30/2015) (c)	546,312
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	149,223
1,740,000	9.120%, 03/31/2049	1,687,800
875,000	6.990%, 10/29/2049 (Callable at
	$100.00 on 10/05/2017) (c)	653,087
	Russ Agriculture Bank
840,000	6.300%, 05/15/2017 (Acquired
	05/10/2007, Cost $840,000) (c)	601,776
	Santander Issuances SA
560,000	5.810%, 06/20/2016 (Callable at
	$100.00 on 06/20/2011) (c)	537,650
	Shinsei Finance Cayman Ltd.
600,000	6.420%, 07/20/2048 (Callable at
	$100.00 on 07/20/2016) (c)	251,866
	Sovereign Bank
550,000	4.380%, 08/01/2013 (e)	403,018
	Suntrust Capital
280,000	6.100%, 12/01/2066	172,987
	TuranAlem
530,000	8.250%, 01/22/2037	298,125
850,000	8.250%, 01/22/2037 (Acquired
	01/11/2007 and 01/31/2007,
	Cost $849,207) (c)	478,125

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	VTB Capital SA
$430,000	3.500%, 12/07/2009	$388,613
400,000	6.610%, 10/31/2012 (c)	322,000
420,000	6.880%, 05/29/2018	312,295
	Wells Fargo Company
1,250,000	5.630%, 12/11/2017	1,150,807
1,440,000	9.750%, 09/26/2044	1,398,144
500,000	7.700%, 12/29/2049	436,400
440,000	5.950%, 12/01/2086	363,818
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (Acquired
	03/30/2006, Cost $560,263) (c)	490,428
575,000	6.450%, 12/15/2065 (Callable at
	$100.00 on 06/15/2016) (c)	414,577
		24,427,403
	Business Services - 0.02%
	Dyncorp International LLC
46,000	9.500%, 02/15/2013	45,080
	Electronic Data Systems Corp.
40,000	7.130%, 10/15/2009	40,655
	Lamar Media Corp.
50,000	6.630%, 08/15/2015	41,625
		127,360
	Capital Markets - 1.12%
	Bear Stearns Companies, Inc.
500,000	5.550%, 01/22/2017	430,055
75,000	6.400%, 10/02/2017	70,159
2,960,000	7.250%, 02/01/2018	2,853,357
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010 (b)	185,729
80,000	5.450%, 11/01/2012	67,875
50,000	5.790%, 12/29/2049	21,980
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012	15,600
1,820,000	6.750%, 12/28/2017	9,100
370,000	3.500%, 08/19/2065 (e)	185
270,000	5.860%, 12/29/2099	135
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	698,790
550,000	6.400%, 08/28/2017	476,477

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
	Morgan Stanley
$340,000	5.630%, 01/09/2012	$237,216
500,000	5.750%, 08/31/2012	352,902
230,000	3.180%, 10/18/2016 (e)	150,168
600,000	5.950%, 12/28/2017	376,452
1,350,000	6.630%, 04/01/2018	894,800
	Wachovia Capital Trust
430,000	5.800%, 03/15/2042	180,681
		7,021,661
	Chemicals - 0.07%
	Georgia Gulf Corp.
40,000	9.500%, 10/15/2014	24,800
	Ineos Group Holdings PLC
500,000	7.880%, 02/15/2016	374,826
	Westlake Chemical Corp.
63,000	6.630%, 01/15/2016	53,865
		453,491
	Commercial Services &
	Supplies - 0.11%
	Allied Waste North America, Inc.
375,000	7.130%, 05/15/2016	351,562
	Waste Management, Inc.
325,000	6.380%, 11/15/2012	325,785
		677,347
	Communications - 1.05%
	British Telecommunications PLC
295,000	8.380%, 12/15/2010	308,476
	Deutsche Telekom International
	Finance B.V.
350,000	5.750%, 03/23/2016	312,669
675,000	8.750%, 06/15/2030	654,318
	Inmarsat PLC
500,000	10.380%, 11/15/2012	495,000
	Level 3 Financing, Inc.
135,000	9.250%, 11/01/2014	102,600
	News America Marketing, Inc.
1,165,000	6.650%, 11/15/2037	979,926
	Rogers Cable, Inc.
110,000	6.750%, 03/15/2015	108,029

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Communications (Continued)
	Sprint Capital Corp.
$100,000	7.630%, 01/30/2011	$91,046
580,000	8.380%, 03/15/2012	522,375
650,000	6.880%, 11/15/2028	436,457
40,000	8.750%, 03/15/2032	31,266
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	450,414
500,000	4.950%, 09/30/2014	422,160
190,000	5.250%, 10/01/2015	158,376
430,000	7.000%, 06/04/2018	386,643
1,200,000	7.720%, 06/04/2038	997,128
	Verizon Global Funding Corp.
50,000	7.380%, 09/01/2012	51,657
	Virgin Media Finance PLC
100,000	9.130%, 08/15/2016	84,250
		6,592,790
	Consumer Finance - 2.44%
	American Express Credit Corp.
60,000	5.880%, 05/02/2013	55,353
	American Express Co.
440,000	6.800%, 09/01/2066 (e)	376,653
	American General Finance
210,000	6.900%, 12/15/2017	97,502
	Caterpillar Financial Services Corp.
690,000	6.200%, 09/30/2013	690,712
	Countrywide Home Loans, Inc.
525,000	6.250%, 04/15/2009 (b)	509,876
300,000	5.630%, 07/15/2009 (b)	283,770
675,000	4.130%, 09/15/2009	620,934
	Ford Motor Credit Company LLC
5,345,000	5.800%, 01/12/2009	5,075,270
460,000	7.380%, 10/28/2009	369,909
540,000	12.000%, 05/15/2015	412,501
	General Motors Acceptance
	Corporation
2,490,000	5.850%, 01/14/2009 (b)	2,128,258
270,000	7.750%, 01/19/2010 (b)	161,706
625,000	6.880%, 09/15/2011	279,016
1,510,000	6.630%, 05/15/2012	639,698
630,000	8.000%, 11/01/2031	237,974

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Consumer Finance (Continued)
	Nelnet, Inc.
$550,000	7.400%, 09/15/2061	$371,679
	Residential Capital LLC
216,000	8.500%, 05/15/2010 (c)	133,515
1,240,000	9.630%, 05/15/2015 (Callable at
	$100.00 on 05/15/2010) (c)	303,800
	SLM Corp.
1,750,000	5.000%, 10/01/2013 (l)	1,086,080
1,140,000	5.380%, 05/15/2014 (l)	707,568
120,000	5.050%, 11/14/2014 (l)	73,286
20,000	5.000%, 04/15/2015	12,015
100,000	5.630%, 08/01/2033 (l)	50,110
	Westfield Capital Corp.
675,000	4.380%, 11/15/2010 (c)	657,511
		15,334,696
	Consumer Products - 0.02%
	Graham Packaging Co.
110,000	8.500%, 10/15/2012	102,300
40,000	9.880%, 10/15/2014	35,000
		137,300
	Diversified Consumer Services - 0.02%
	Service Corporation International
130,000	7.500%, 04/01/2027	100,100
	Diversified Financial Services - 2.09%
	AGFC Capital Trust
280,000	6.000%, 01/15/2067 (Callable at
	$100.00 on 01/15/2017) (c)	75,288
	Bank of America Corporation
675,000	5.750%, 12/01/2017	573,363
2,100,000	8.000%, 12/29/2049	1,665,430
40,000	8.130%, 12/29/2049	32,368
	Citigroup Funding, Inc.
1,000,000	6.000%, 05/15/2015 (Credit
	Linked to an Egyptian Treasury
	Bill) (d)(k)	826,576
	Citigroup, Inc.
1,600,000	5.850%, 07/02/2013	1,404,906
1,030,000	6.500%, 08/19/2013 (b)	916,353
1,120,000	5.000%, 09/15/2014	859,758
950,000	6.880%, 03/05/2038 (b)	779,217
1,425,000	8.400%, 04/29/2049	971,722

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Financial Services (Continued)
	GE Capital Corp.
$650,000	3.060%, 09/15/2014 (e)	$615,008
1,160,000	6.380%, 11/15/2067	940,160
	JP Morgan Chase & Co.
2,250,000	6.000%, 01/15/2018	2,055,249
1,025,000	7.900%, 04/30/2018	865,234
	Rabobank Capital Funding Trust
180,000	5.250%, 10/31/2049 (Callable at
	$100.00 on 10/21/2016) (c)(e)	155,395
30,000	5.250%, 12/29/2049 (Acquired
	05/23/2005, Cost $30,433) (c)(e)	27,803
1,214,000	UBS AG
	6.000%, 12/31/2017 (Credit linked
	to a Republic of Brazil Treasury
	Security and IPCA Index
	Units) (c)(k)	365,559
		13,129,389
	Diversified Telecommunication
	Services - 1.01%
	Ameritech Capital Funding Corp.
700,000	6.250%, 05/18/2009	711,673
	AT&T, Inc.
440,000	5.500%, 02/01/2018	392,520
750,000	6.400%, 05/15/2038	631,282
	BellSouth Corp.
30,000	4.750%, 11/15/2012	28,511
	Citizens Communications Co.
530,000	9.250%, 05/15/2011	532,650
35,000	7.130%, 03/15/2019	28,000
105,000	7.880%, 01/15/2027	79,275
	KPN Mobile NV
520,000	8.380%, 10/01/2030	558,489
	Qwest Communications
	International, Inc.
283,000	6.180%, 02/15/2009 (e)	280,877
127,000	7.250%, 02/15/2011	120,967
	SBC Communications, Inc.
410,000	5.100%, 09/15/2014	383,953
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	70,842
450,000	6.100%, 04/15/2018	416,263
1,025,000	6.400%, 02/15/2038	858,007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Telecommunication
	Services (Continued)
	Verizon New York, Inc. - Series A
$740,000	6.880%, 04/01/2012	$740,540
	Windstream Corp.
515,000	8.630%, 08/01/2016	477,663
		6,311,512
	Electric Utilities - 1.82%
	AES Corp.
47,000	7.750%, 03/01/2014	43,945
190,000	7.750%, 10/15/2015	173,375
1,060,000	8.000%, 10/15/2017	961,950
1,100,000	8.000%, 06/01/2020 (c)	968,000
	CenterPoint Energy Resources
	Corp.
475,000	7.880%, 04/01/2013	488,020
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	415,812
250,000	6.950%, 07/15/2018	239,375
275,000	5.900%, 03/15/2036	224,826
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	79,650
300,000	5.700%, 09/17/2012	297,369
	Duke Energy Corp.
25,000	5.630%, 11/30/2012	25,343
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	82,638
10,000	10.880%, 11/01/2017 (Callable at
	$105.44 on 11/01/2012) (c)	9,075
3,440,000	11.250%, 11/01/2017 (Callable at
	$105.63 on 11/01/2012) (c)	2,924,000
270,000	6.500%, 11/15/2024	173,307
915,000	8.880%, 11/15/2034	566,790
	Exelon Corp.
75,000	5.630%, 06/15/2035	58,350
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	201,094
1,455,000	7.380%, 11/15/2031	1,356,364
	Nevada Power Co.
375,000	5.880%, 01/15/2015	356,129
625,000	6.650%, 04/01/2036	556,921

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Electric Utilities (Continued)
	Pacific Gas & Electric Co.
$470,000	5.630%, 11/30/2017	$445,006
170,000	6.050%, 03/01/2034	150,511
290,000	5.800%, 03/01/2037	248,153
	Progress Energy, Inc.
400,000	7.750%, 03/01/2031	411,920
		11,457,923
	Electrical Equipment - 0.40%
	L-3 Communications Holdings, Inc.
600,000	6.380%, 10/15/2015	555,000
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014 (Acquired
	10/05/2006, Cost $20,000) (c)	13,475
70,000	9.500%, 10/15/2015 (Acquired
	02/21/2007, Cost $73,550) (c)	36,225
	Tyco International Group
40,000	6.130%, 11/01/2008	40,033
20,000	6.130%, 01/15/2009	20,068
130,000	6.750%, 02/15/2011	131,992
455,000	6.380%, 10/15/2011	459,018
1,285,000	6.880%, 01/15/2021 (c)	1,228,691
		2,484,502
	Electronic Equipment &
	Instruments - 0.01%
	Freescale Semiconductor, Inc.
50,000	8.880%, 12/15/2014	34,750
	Xerox Corp.
40,000	6.750%, 02/01/2017	37,807
		72,557
	Energy Equipment &
	Services - 0.08%
	Complete Production Services
190,000	8.000%, 12/15/2016	181,450
	Geophysique
155,000	7.500%, 05/15/2015	148,800
90,000	7.750%, 05/15/2017	85,950
	Pride International, Inc.
50,000	7.380%, 07/15/2014	48,000

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Energy Equipment &
	Services (Continued)
	SemGroup LP
$100,000	8.750%, 11/15/2015 (Acquired
	11/04/2005 and 10/03/2006,
	Cost $39,688) (c)(g)(l)	$10,500
		474,700
	Food Products - 0.22%
	Dean Foods Co.
375,000	7.000%, 06/01/2016 (b)	328,125
	Kraft Foods, Inc.
425,000	6.500%, 08/11/2017	409,611
	Land O’ Lakes, Inc.
125,000	9.000%, 12/15/2010	128,125
500,000	8.750%, 11/15/2011	503,750
		1,369,611
	Health Care Providers &
	Services - 0.53%
	AmerisourceBergen Corp.
100,000	5.880%, 09/15/2015	90,446
	Community Health Systems, Inc.
450,000	8.880%, 07/15/2015	429,750
	Davita, Inc.
205,000	6.630%, 03/15/2013	195,775
	FMC Finance III SA
250,000	6.880%, 07/15/2017	241,875
	HCA, Inc.
234,000	6.250%, 02/15/2013	196,560
460,000	6.750%, 07/15/2013	388,700
415,000	9.130%, 11/15/2014	404,625
13,000	6.500%, 02/15/2016	10,368
340,000	9.250%, 11/15/2016	331,500
444,000	9.630%, 11/15/2016	422,910
	Service Corporation International
60,000	6.750%, 04/01/2016	51,600
10,000	7.630%, 10/01/2018	9,000
	Tenet Healthcare Corp.
542,000	9.250%, 02/01/2015 (b)	514,900
	WellPoint, Inc.
50,000	5.880%, 06/15/2017	46,359
		3,334,368

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Hotels, Restaurants & Leisure - 0.32%
	Boyd Gaming Corp.
$65,000	6.750%, 04/15/2014	$46,962
160,000	7.130%, 02/01/2016	111,600
	Harrahs Operating Company, Inc.
550,000	5.500%, 07/01/2010	415,250
	Host Marriott Services Corp.
85,000	6.750%, 06/01/2016	69,913
	Inn of the Mountain Gods Resort &
	Casino
60,000	12.000%, 11/15/2010	41,100
	MGM Mirage, Inc.
180,000	8.500%, 09/15/2010	166,500
20,000	6.630%, 07/15/2015	14,000
150,000	7.630%, 01/15/2017	108,750
	Mohegan Tribal Gaming Authority
500,000	8.000%, 04/01/2012 (b)	427,500
	River Rock Entertainment
20,000	9.750%, 11/01/2011	18,500
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	7,125
190,000	7.750%, 08/15/2016 (b)	104,025
	Universal City Development Partners
500,000	11.750%, 04/01/2010	484,375
		2,015,600
	Insurance - 1.21%
	ACE INA Holdings, Inc.
900,000	5.800%, 03/15/2018	821,427
	American International Group, Inc.
130,000	5.850%, 01/16/2018	65,348
390,000	8.250%, 08/15/2018 (c)	226,888
150,000	6.250%, 03/15/2087	24,048
	Arch Capital Group Ltd.
400,000	7.350%, 05/01/2034	380,019
	ASIF Global Financing XIX
80,000	4.900%, 01/17/2013 (Acquired
	05/18/2005 and 05/20/2005,
	Cost $79,796) (c)	65,745
	AXA Group
200,000	6.460%, 12/31/2049 (Acquired
	12/07/2006, Cost $300,000;
	Callable at $100.00 on
	12/14/2018) (c)(l)	144,198

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Insurance (Continued)
	Catlin Insurance Co. Ltd.
$375,000	7.250%, 12/31/2049 (d)	$167,602
	Chubb Corp.
225,000	6.500%, 05/15/2038	204,144
525,000	6.380%, 03/29/2067	400,960
	CNA Financial Corp.
890,000	7.250%, 11/15/2023	777,948
	Endurance Specialty Holdings Ltd.
425,000	6.150%, 10/15/2015	396,780
	Lincoln National Corp.
775,000	7.000%, 05/17/2066	591,809
	Metlife, Inc.
1,200,000	6.400%, 12/15/2066	749,908
	PartnerRe Finance, Inc.
125,000	6.440%, 12/01/2066	90,471
	Phoenix Life Insurance Co.
500,000	7.150%, 12/15/2034 (Acquired
	06/27/2006 and 03/06/2007,
	Cost $513,720) (c)	478,601
	QBE Insurance Group Ltd.
450,000	5.650%, 07/01/2023 (d)(e)	448,956
	Reinsurance Group of America, Inc.
300,000	6.750%, 12/15/2065	210,780
	Swiss Reinsurance Company
875,000	6.850%, 05/29/2049
	(Acquired 01/17/2007,
	Cost $917,711) (c)	744,701
	Travelers Companies, Inc.
840,000	6.250%, 03/15/2067	647,055
		7,637,388
	IT Services - 0.14%
	Fiserv, Inc.
850,000	6.130%, 11/20/2012	824,957
	SunGard Data Systems, Inc.
90,000	9.130%, 08/15/2013	81,450
		906,407
	Machinery - 0.01%
	American Achievement Corp.
20,000	8.250%, 04/01/2012	20,050
	Terex Corp.
60,000	7.380%, 01/15/2014	54,900
		74,950

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media - 1.22%
	British Sky Broadcasting Group
$950,000	6.100%, 02/15/2018 (c)	$911,996
	CCH Holdings LLC
140,000	11.000%, 10/01/2015	93,100
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	32,500
330,000	5.500%, 09/15/2014	103,950
270,000	4.900%, 05/15/2015 (l)	81,675
	Comcast Cable Communications
	Holdings, Inc.
320,000	8.880%, 05/01/2017	337,510
500,000	9.460%, 11/15/2022	550,810
	Comcast Corp.
220,000	6.500%, 01/15/2015	211,651
50,000	6.500%, 01/15/2017	47,066
20,000	5.880%, 02/15/2018	17,864
	Comcast Holdings Corp.
650,000	10.630%, 07/15/2012	707,442
	Cox Communications, Inc.
220,000	3.880%, 10/01/2008	220,000
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011	43,425
	DIRECTV Holdings LLC
110,000	8.380%, 03/15/2013	109,175
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	32,200
35,000	7.750%, 05/31/2015	29,837
590,000	7.130%, 02/01/2016	476,425
	Idearc, Inc.
615,000	8.000%, 11/15/2016	170,663
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	463,728
20,000	5.700%, 05/15/2013	16,734
	R H Donnelley Corp.
30,000	8.880%, 10/15/2017	10,350
	Sun Media Corp.
70,000	7.630%, 02/15/2013	64,750
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	446,521
1,350,000	5.400%, 07/02/2012	1,285,208
540,000	5.850%, 05/01/2017	476,532
405,000	7.700%, 05/01/2032	354,752
375,000	6.550%, 05/01/2037	304,568

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
	TL Acquisitions, Inc.
$90,000	10.500%, 01/15/2015
	(Acquired 06/22/2007,
	Cost $88,852; Callable at
	$105.25 on 01/15/2011) (c)	$71,550
		7,671,982
	Metals & Mining - 0.68%
	Alcoa, Inc.
570,000	6.000%, 07/15/2013	559,862
	ArcelorMittal
1,075,000	6.130%, 06/01/2018 (c)	954,238
	Codelco
100,000	4.750%, 10/15/2014
	(Acquired 10/21/2004,
	Cost $98,482) (c)	95,156
	Evraz Group S A
740,000	8.880%, 04/24/2013 (c)	566,100
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	9,837
270,000	8.380%, 04/01/2017	266,347
	Rio Tinto Ltd.
670,000	6.500%, 07/15/2018	634,677
	Steel Dynamics, Inc.
55,000	7.380%, 11/01/2012	50,600
150,000	6.750%, 04/01/2015	129,750
	Transocean, Inc.
675,000	6.800%, 03/15/2038	621,179
	Vedanta Resources Plc
400,000	8.750%, 01/15/2014 (c)	358,720
		4,246,466
	Multi-Utilities - 0.23%
	CenterPoint Energy, Inc.
50,000	7.250%, 09/01/2010	50,696
	Edison Mission Energy
160,000	7.000%, 05/15/2017	144,800
220,000	7.200%, 05/15/2019	194,700
80,000	7.630%, 05/15/2027	65,200
	MidAmerican Energy Holding Co.
850,000	6.130%, 04/01/2036	717,069

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Multi-Utilities (Continued)
	NRG Energy, Inc.
$225,000	7.250%, 02/01/2014	$209,250
30,000	7.380%, 02/01/2016	27,075
20,000	7.380%, 01/15/2017	18,250
		1,427,040
	Oil & Gas - 3.72%
	Amerada Hess Corp.
160,000	7.880%, 10/01/2029	156,788
670,000	7.300%, 08/15/2031	614,824
	Anadarko Finance Co.
80,000	7.500%, 05/01/2031	73,548
	Anadarko Petroleum Corp.
60,000	5.950%, 09/15/2016	55,232
1,160,000	6.450%, 09/15/2036	912,030
	Apache Corp.
480,000	6.000%, 09/15/2013	478,900
	Boardwalk Pipelines LP
700,000	5.880%, 11/15/2016	657,771
	Canadian Natural Resources Ltd.
250,000	5.150%, 02/01/2013	233,040
300,000	5.700%, 05/15/2017	262,686
75,000	5.850%, 02/01/2035	54,690
475,000	6.500%, 02/15/2037	381,624
150,000	6.250%, 03/15/2038	116,016
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	53,850
80,000	6.250%, 01/15/2018	68,800
95,000	7.250%, 12/15/2018	87,875
	Conoco Funding Co.
70,000	6.350%, 10/15/2011	72,543
	ConocoPhillips, Inc.
20,000	6.950%, 04/15/2029	20,163
	Dynegy, Inc.
275,000	7.750%, 06/01/2019	221,375
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	365,369
309,000	8.380%, 06/15/2032	297,552
	El Paso Corp.
730,000	7.000%, 06/15/2017	655,805
217,000	7.800%, 08/01/2031	183,911
355,000	7.750%, 01/15/2032	298,893
	Encana Corp.
1,050,000	6.500%, 02/01/2038	849,565
Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Energy Transfer Partners LP
$350,000	5.650%, 08/01/2012	$340,442
1,400,000	5.950%, 02/01/2015	1,328,705
500,000	6.700%, 07/01/2018	474,763
	Enterprise Products Operating LP
375,000	8.380%, 08/01/2066	348,098
450,000	7.030%, 01/15/2068	363,380
	Gulf South Pipeline Co. LP
400,000	6.300%, 08/15/2017 (c)	384,109
	Intergas Finance BV
100,000	6.380%, 05/14/2017	75,500
620,000	6.380%, 05/14/2017 (Acquired
	05/03/2007 and 05/04/2007,
	Cost $615,353) (c)	447,950
780,000	Kazmunaigaz Finance BV
	8.380%, 07/02/2013 (c)	674,700
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	592,183
1,215,000	7.880%, 09/15/2031	1,144,023
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	109,864
410,000	6.750%, 03/15/2011	415,402
60,000	5.850%, 09/15/2012	58,334
260,000	6.000%, 02/01/2017	236,058
730,000	6.950%, 01/15/2038	627,395
	Nexen, Inc.
1,200,000	5.880%, 03/10/2035	901,054
	Oneok Partners LP
425,000	6.650%, 10/01/2036	373,028
525,000	6.850%, 10/15/2037	472,209
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014	142,400
130,000	8.250%, 12/15/2014	117,000
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	9,700
50,000	5.880%, 04/15/2016	45,500
	Pemex Project Funding Master Trust
301,000	6.630%, 06/15/2035	277,158
540,000	6.630%, 06/15/2035 (c)	497,227
	Petrobras International Finance Co.
620,000	6.130%, 10/06/2016	587,450
	Southern Natural Gas Co.
45,000	8.000%, 03/01/2032	42,100

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Suburban Propane Partners LP
$140,000	6.880%, 12/15/2013	$124,600
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	229,750
140,000	7.630%, 04/01/2037	137,130
	Teppco Partners L P
975,000	6.650%, 04/15/2018	967,848
	Transocean, Inc.
525,000	7.500%, 04/15/2031	526,397
	Williams Companies, Inc.
360,000	7.880%, 09/01/2021	360,723
770,000	7.500%, 01/15/2031	702,479
590,000	7.750%, 06/15/2031	552,808
50,000	8.750%, 03/15/2032	51,397
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	838,465
30,000	5.650%, 04/01/2016	28,074
575,000	6.500%, 12/15/2018	534,315
70,000	6.750%, 08/01/2037	62,295
		23,374,863
	Pharmaceuticals - 0.07%
	Wyeth
520,000	5.950%, 04/01/2037	470,385
	Real Estate - 0.37%
	Arden Realty LP
250,000	9.150%, 03/01/2010	257,533
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	8,905
29,000	6.500%, 02/01/2017	22,330
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011 (l)	114,806
325,000	5.650%, 09/15/2011	169,097
225,000	5.950%, 10/15/2013	117,109
100,000	5.700%, 03/01/2014	49,048
	Realogy Corp.
550,000	12.380%, 04/15/2015	189,750
	Simon Property Group, Inc.
1,375,000	6.130%, 05/30/2018	1,220,111

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Real Estate (Continued)
	Ventas Realty LP
$50,000	6.750%, 06/01/2010	$50,000
40,000	9.000%, 05/01/2012	41,900
70,000	6.750%, 04/01/2017	66,500
		2,307,089
	Retail - 0.12%
	CVS Caremark Corporation
789,771	6.940%, 01/10/2030 (c)	749,900
	J.C. Penney Co., Inc.
40,000	7.400%, 04/01/2037	33,556
		783,456
	Road & Rail - 0.09%
	Hertz Corp.
340,000	8.880%, 01/01/2014	294,950
35,000	10.500%, 01/01/2016 (b)	29,400
	Union Pacific Corp.
230,000	5.380%, 05/01/2014	224,134
		548,484
	Special Purpose Entity - 0.46%
	El Paso Performance Linked Trust
1,070,000	7.750%, 07/15/2011
	(Acquired 07/13/2006 and
	07/19/2006, Cost $1,070,970) (c)	1,088,866
	GrafTech Financial, Inc.
50,000	10.250%, 02/15/2012	51,750
	Hellas Telecom V
375,000	8.460%, 10/15/2012	406,501
	ILFC E-Capital Trust II
280,000	6.250%, 12/21/2065 (Acquired
	09/12/2006 and 10/23/2006,
	Cost $279,417) (c)(e)(l)	112,000
	MUFG Capital Finance 1 Ltd.
655,000	6.350%, 07/29/2049	549,049
	TNK-BP Finance
100,000	7.500%, 07/18/2016	72,000
490,000	7.500%, 07/18/2016 (c)	344,225
200,000	6.630%, 03/20/2017 (Acquired
	03/13/2007, Cost $198,402) (c)	130,500
240,000	7.880%, 03/13/2018 (c)	169,200
		2,924,091

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Telecommunications - 0.21%
	Telefonica Emisiones SAU
$875,000	6.420%, 06/20/2016	$822,763
	VIP Finance Ireland Ltd.
590,000	8.380%, 04/30/2013 (c)	469,505
		1,322,105
	Textiles, Apparel & Luxury
	Goods - 0.03%
	INVISTA
125,000	9.250%, 05/01/2012 (Acquired
	05/03/2006, Cost $132,084) (c)	123,437
	Oxford Industries, Inc.
50,000	8.880%, 06/01/2011	45,438
		168,875
	Tobacco - 0.03%
	Reynolds American, Inc.
230,000	6.750%, 06/15/2017	215,258
	Transportation - 0.15%
	Kansas City Southern Railway Co.
10,000	8.000%, 06/01/2015	9,900
	Teekay Shipping Corp.
86,000	8.880%, 07/15/2011 (b)	87,290
	Vale Overseas Ltd.
966,000	6.880%, 11/21/2036	864,673
		961,863
	Wireless Telecommunication
	Services - 0.20%
	America Movil SAB de CV
330,000	5.630%, 11/15/2017	310,809
	Rogers Wireless Communications, Inc.
240,000	6.380%, 03/01/2014	229,789
	Sprint Nextel Corporation
930,000	6.880%, 10/31/2013	632,794
15,000	5.950%, 03/15/2014	10,060
120,000	7.380%, 08/01/2015	79,245
		1,262,697
	Total Corporate Bonds
	(Cost $187,080,018)	154,817,445
	FOREIGN GOVERNMENT
	NOTE/BONDS - 0.49%
202,060,000	Hungary Government
	6.000%, 11/24/2023	982,857

Principal		Market
Amount		Value
	FOREIGN GOVERNMENT
	NOTE/BONDS (Continued)
	United Mexican States
$14,000	5.630%, 01/15/2017	$13,706
1,256,000	6.750%, 09/27/2034	1,265,420
1,580,000	Republic of Argentina (e)
	3.130%, 08/03/2012	573,145
420,000	Republic of Venezuela
	6.000%, 12/09/2020	240,450
	Total Foreign Government
	Note/Bonds (Cost $3,159,451)	3,075,578
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT - 17.50%
	Adjustable Rate Mortgage Trust
39,093	Series 2004-5,
	5.000%, 04/25/2035	33,512
	Bank of America Corporation
770,000	Series 2005-5,
	5.120%, 10/10/2045	695,743
600,000	Series 2007-D,
	2.760%, 06/20/2047	251,670
2,500,000	Series 2005-6,
	5.180%, 09/10/2047	2,274,226
	BCAP LLC Trust
328,593	Series 2006-RR1,
	3.120%, 11/25/2036	227,390
	Bear Stearns Structured Products, Inc.
2,476,199	Pool #R11A1A, 3.480%,
	09/27/2037 (c)	1,265,683
	Bear Stearns Trust
90,416	Series 2004-1,
	4.450%, 04/25/2034	82,960
545,598	Series 2004-9,
	5.220%, 09/25/2034	435,623
939,351	Series 2005-2,
	4.710%, 04/25/2035	797,540
232,030	Series 2005-3,
	5.070%, 06/25/2035	190,411
1,962,847	Series 2006-4,
	5.890%, 10/25/2036	1,489,290
3,000,000	Series 2005-PWR10,
	5.410%, 12/11/2040	2,772,292
3,514,171	Series FLT,
	6.260%, 09/25/2047	2,362,205

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
	Chase Mortgage Financial Trust
$1,574,075	Series 2007-A1,
	4.600%, 02/25/2037	$1,419,298
2,346,134	Series 2007-A1,
	4.820%, 02/25/2037	2,136,331
2,403,491	Series 2007-A1,
	4.140%, 01/01/2049	2,209,506
1,904,381	Series 2007-A1,
	4.350%, 01/01/2049	1,756,231
603,651	Series 2007-A1,
	4.470%, 01/01/2049	551,710
	CIT Mortgage Loan Trust
1,662,268	Pool #2007A1,
	3.480%, 10/25/2037 (d)	1,493,963
550,000	Pool #2007A2,
	3.730%, 10/25/2037 (d)	276,375
1,000,000	Pool #2007A3,
	3.930%, 10/25/2037 (d)	445,000
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2006-C4,
	5.720%, 03/15/2049	1,813,548
	Citigroup/Deutsche Bank
	Commercial Mortgage
2,500,000	Series TR, 5.360%, 01/15/2046	2,220,928
	Countrywide Alternative Loan Trust
742,414	Series 2005-36,
	4.970%, 08/25/2035	625,370
1,387,016	Series 2005-27,
	6.120%, 08/25/2035	864,976
342,589	Series 2005-38,
	5.030%, 09/25/2035	217,847
668,071	Series 2005-51,
	2.780%, 11/20/2035	428,320
1,107,430	Series 2005-59,
	2.900%, 11/20/2035	709,050
1,984,798	Series 2005-62,
	2.780%, 12/25/2035	1,290,893
1,359,948	Series 2005-63,
	5.310%, 12/25/2035	1,052,196
2,829,396	Series 2007-16CB,
	6.000%, 08/25/2037	1,828,837
1,556,414	Series 2006-OA10,
	2.670%, 08/25/2046	916,906

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
	Countrywide Home Loans, Inc.
$208,092	Series 2003-52,
	4.500%, 02/19/2034	$193,896
61,442	Series 2004-HYB6,
	4.550%, 11/20/2034	48,189
325,845	Series 2005-HYB4,
	4.900%, 08/20/2035	253,410
	First Horizon Mortgage Trust
41,163	Series FLT, 4.750%,12/25/2034	36,371
	First Union National Bank
	Commercial Mortgage
2,886,650	Series 2000-C2,
	7.200%, 10/15/2032	2,932,868
	GE Capital Commercial Mortgage
	Corporation
3,000,000	Series 2005-C4,
	5.330%, 11/10/2045	2,757,911
	General Motors Acceptance
	Corporation
2,500,000	Series 2002-C1,
	6.280%, 11/15/2039	2,493,038
	GMAC Mortgage, LLC
2,601,185	Series FLT,
	3.230%, 02/25/2031 (c)	2,096,056
819,924	Series 2007-HE3,
	7.000%, 09/25/2037	457,447
	GS Mortgage Securities Corporation
800,000	Series 2005-GG4,
	4.680%, 07/10/2039	746,987
	Harborview Mortgage Loan Trust
1,313,785	Series 2005-10,
	2.770%, 11/19/2035	839,159
1,413,950	Series FLT, 5.740%,12/19/2035	958,163
262,687	Series 2005-16,
	2.700%, 01/19/2036	169,332
1,397,986	Series 2005-16,
	2.710%, 01/19/2036	910,832
2,338,802	Series 2006-6,
	6.010%, 08/19/2036	1,575,399

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
	IMPAC Secured Assets Corp.
$1,116,748	Series 2005-6,
	2.730%, 10/25/2035	$689,972
1,326,267	Series 2005-2,
	2.800%, 03/25/2036	981,024
	IndyMac Mortgage Loan Trust
430,534	Series 2005-AR15,
	5.100%, 09/25/2035	291,573
642,588	Series 2005-AR15,
	5.430%, 09/25/2035	440,735
1,932,274	Series 2007-AR15,
	6.990%, 08/25/2037	1,247,440
1,520,542	Series 2007-AR7,
	6.260%, 11/25/2037	1,261,869
693,864	Series 2005-AR16IP,
	2.780%, 07/25/2045	454,321
	JP Morgan Alternative Loan Trust
1,630,988	Series 2005-A2,
	4.630%, 01/25/2036	1,003,171
	JP Morgan Chase & Co.
2,920,000	Series 2007-LDP10,
	5.420%, 01/15/2049	2,433,608
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12,
	4.900%, 09/12/2037	1,676,153
1,500,000	Series 2005-LDP2,
	4.740%, 07/15/2042	1,325,802
	JP Morgan Mortgage Trust
810,636	Series 2007-A1,
	4.070%, 07/25/2035	736,654
851,301	Series 2007-A1,
	4.200%, 07/25/2035	772,516
770,769	Series 2007-A1,
	4.770%, 07/25/2035	699,467
	Lehman Brothers Trust
2,100,580	Series 2005-5N,
	2.780%, 11/25/2035	1,330,256
250,924	Series 2005-7N,
	4.490%, 12/25/2035	162,898
2,872,797	Series 2007-16N,
	3.330%, 09/25/2047	1,833,299

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
	Lehman Brothers-UBS Commercial
	Mortgage Trust
$600,000	Series 2005-C3,
	4.660%, 07/15/2030	$557,600
520,000	Series 2005-C3,
	4.740%, 07/15/2030	463,895
	Luminent Mortgage Trust
655,333	Series 2006-5,
	2.670%, 07/25/2036	396,910
	Merrill Lynch Mortgage Trust
1,030,000	Series 2006-C1,
	5.660%, 05/12/2039	931,746
	MLCC Mortgage Investors, Inc.
888,980	Series 2004-A3,
	5.030%, 05/25/2034	785,588
2,710,000	Series 2007-7,
	5.750%, 06/12/2050	2,321,751
	Morgan Stanley
770,000	Series 2005-HQ6,
	4.990%, 08/13/2042	694,784
2,000,000	Series 2005-HQ7,
	5.210%, 11/14/2042	1,847,161
910,000	Series 2007-IQ14,
	5.690%, 04/15/2049	775,299
	Residential Accredit Loans, Inc.
3,848,567	Series 2007-QH9,
	6.550%, 11/25/2037	2,504,612
1,362,499	Series 2005-QO4,
	2.760%, 12/25/2045	877,741
1,676,248	Series 2005-QO5,
	4.530%, 01/25/2046	1,010,495
	Residential Funding Mortgage
1,479,625	Series FLT, 5.180%, 09/25/2035	1,262,787
	Structured Adjustable Rate Mortgage Loan
101,585	Series FLT, 4.380%, 05/25/2034	77,822
31,536	Series FLT, 5.250%, 09/25/2034	25,104
194,344	Series FLT, 5.450%, 11/25/2034	163,264
3,682,361	Series A-1, 5.290%, 08/25/2047	2,298,390
	Thornburg Mortgage Trust
3,079,686	Series 2006-1,
	2.650%, 01/25/2036	3,058,702
4,457,916	Series 2006-3,
	2.590%, 06/25/2036	4,344,161

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
	Washington Mutual
$152,348	Series 2004-AR3,
	4.240%, 06/25/2034	$138,484
1,700,000	Series 2005-AR4,
	4.670%, 04/25/2035	1,521,360
1,189,281	Series 2007-HY4,
	5.510%, 09/25/2036	1,073,245
2,081,310	Series 2007-HY2,
	5.620%, 12/25/2036	1,789,156
1,212,968	Series 2005-AR13,
	2.770%, 10/25/2045	769,147
1,512,279	Series 2005-AR15,
	2.740%, 11/25/2045	959,412
1,253,031	Series 2005-AR15,
	2.760%, 11/25/2045	795,719
1,011,251	Series 2005-AR19,
	2.730%, 12/25/2045	660,919
1,284,736	Series 2005-AR17,
	2.750%, 12/25/2045	830,641
731,914	Series 2006-AR11,
	4.210%, 09/25/2046	403,503
793,853	Series 2007-OA2,
	3.990%, 03/25/2047	418,358
	Wells Fargo Company
3,490,407	Series 2005-AR6,
	5.030%, 04/25/2035	3,028,652
868,338	Series 2005-AR16,
	5.380%, 10/25/2035	802,401
1,331,660	Series 2006-AR10,
	5.600%, 07/25/2036	1,125,351
3,410,627	Series 2007-PA6,
	6.600%, 12/25/2037	2,301,629
	Total Mortgage Backed Securities -
	Non-U.S. Government
	(Cost $138,219,615)	109,961,435
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT - 47.34%
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	991,194
3,830,918	Pool #1G-0058,
	4.610%, 01/01/2035 (b)	3,874,942

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$1,731,909	Pool #1H-2524,
	4.580%, 08/01/2035	$1,762,631
202,633	Series 3013,
	0.000%, 08/15/2035 (d)	198,949
2,283,011	Pool #1Q-0160,
	5.050%, 09/01/2035	2,285,835
100,000	Pool #000TBA,
	5.000%, 10/01/2035 (h)	97,422
262,019	Series 3167,
	0.000%, 06/15/2036 (d)	231,525
1,303,675	Pool #1N-1582,
	5.940%, 05/01/2037	1,330,765
2,667,447	Pool #1G-2201,
	6.120%, 09/01/2037	2,731,293
900,000	Pool #029220,
	6.000%, 10/11/2037 (h)	911,110
776,952	Pool #G0-3600,
	7.000%, 11/01/2037	813,925
2,999,998	Pool #G0-3696,
	5.500%, 01/01/2038	2,986,915
999,999	Pool #A7-8897,
	5.500%, 07/01/2038	995,639
	FHLMC Gold
29,609	Pool #B1-2301,
	4.000%, 02/01/2014	29,243
53,291	Pool #B1-2730,
	4.000%, 03/01/2014	52,632
50,136	Pool #B1-2772,
	4.000%, 03/01/2014	49,498
42,726	Pool #B1-2818,
	4.000%, 03/01/2014	42,198
50,240	Pool #B1-2819,
	4.000%, 03/01/2014	49,618
45,170	Pool #B1-2883,
	4.000%, 03/01/2014	44,622
34,792	Pool #B1-2910,
	4.000%, 03/01/2014	34,371
39,716	Pool #B1-2911,
	4.000%, 03/01/2014	39,239
172,722	Pool #B1-3066,
	4.000%, 03/01/2014	170,639

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$23,554	Pool #B1-3343,
	4.000%, 04/01/2014	$23,253
30,551	Pool #B1-3344,
	4.000%, 04/01/2014	30,172
43,303	Pool #B1-3360,
	4.000%, 04/01/2014	42,752
209,116	Pool #E9-6057,
	4.500%, 05/01/2018	205,845
61,918	Pool #E9-6247,
	4.500%, 05/01/2018	60,949
66,159	Pool #E9-6248,
	4.500%, 05/01/2018	65,124
78,321	Pool #E9-7034,
	4.500%, 06/01/2018	77,096
28,659	Pool #E9-9763,
	4.500%, 09/01/2018	28,210
27,406	Pool #E9-9764,
	4.500%, 09/01/2018	26,977
19,888	Pool #E9-9765,
	4.500%, 09/01/2018	19,577
126,129	Pool #E9-9768,
	4.500%, 09/01/2018	124,156
63,359	Pool #E9-9769,
	4.500%, 09/01/2018	62,368
41,690	Pool #E9-9770,
	4.500%, 09/01/2018	41,038
71,589	Pool #B1-0170,
	4.500%, 10/01/2018	70,469
82,444	Pool #B1-0207,
	4.500%, 10/01/2018	81,154
80,806	Pool #E0-1481,
	4.500%, 10/01/2018	79,675
424,774	Pool #B1-0178,
	5.000%, 10/01/2018	425,496
81,436	Pool #B1-0931,
	4.500%, 11/01/2018	80,162
161,082	Pool #E0-1489,
	4.500%, 11/01/2018	158,817
692,036	Pool #E0-1538,
	5.000%, 12/01/2018	694,040
87,700	Pool #B1-1801,
	4.500%, 01/01/2019	86,328

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$87,987	Pool #E0-1602,
	4.500%, 03/01/2019	$86,711
89,287	Pool #G1-1526,
	4.500%, 03/01/2019	87,890
1,156,790	Pool #G1-1719,
	5.000%, 06/01/2020	1,155,142
1,196,977	Pool #G1-1733,
	5.000%, 07/01/2020	1,191,531
708,625	Pool #D9-6291,
	4.500%, 09/01/2023	682,451
487,209	Pool #C0-1385,
	6.500%, 08/01/2032	503,548
185,322	Pool #C7-0562,
	6.500%, 09/01/2032	191,537
217,011	Pool #C7-0760,
	6.500%, 09/01/2032	224,288
1,121,666	Pool #78-0447,
	4.770%, 04/01/2033	1,133,932
3,260,806	Pool #G0-8085,
	5.000%, 10/01/2035	3,181,957
708,441	Pool #A3-9756,
	5.000%, 11/01/2035	691,311
486,180	Pool #1N-1447,
	5.810%, 02/01/2037	494,353
2,786,885	Pool #A5-8420,
	5.500%, 03/01/2037	2,774,732
965,206	Pool #1N-1463,
	5.950%, 05/01/2037	983,615
5,782,099	Pool #G0-3812,
	5.500%, 02/01/2038	5,756,885
	FHLMC
1,000,000	Pool #000TBA,
	5.500%, 10/01/2034 (h)	994,844
	FNCL
715,735	Pool #928872,
	8.000%, 12/01/2037	764,797
	FNMA
610,000	3.000%, 07/12/2010	608,873
400,000	Pool #000TBA,
	6.000%, 10/01/2013 (h)	407,438
6,800,000	Pool #000TBA,
	5.500%, 10/01/2015 (h)	6,854,189

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$123,236	Pool #695826,
	5.000%, 04/01/2018	$123,660
3,618,768	Pool #734788,
	4.000%, 09/01/2018	3,513,531
56,557	Pool #713830,
	4.500%, 10/01/2018	55,743
120,052	Pool #734743,
	4.500%, 10/01/2018	118,324
58,618	Pool #740468,
	4.500%, 10/01/2018	57,774
51,654	Pool #769278,
	4.500%, 11/01/2018	50,911
86,782	Pool #752853,
	4.500%, 12/01/2018	85,533
711,132	Pool #745387,
	5.000%, 04/01/2019	713,583
144,096	Pool #772684,
	4.500%, 05/01/2019	141,572
21,228	Pool #775653,
	4.500%, 05/01/2019	20,856
110,278	Pool #775688,
	4.500%, 05/01/2019	108,346
63,699	Pool #777358,
	4.500%, 05/01/2019	62,583
169,306	Pool #779081,
	4.500%, 06/01/2019	166,340
105,192	Pool #735985,
	5.000%, 06/01/2019	105,555
117,728	Pool #725792,
	4.500%, 08/01/2019	115,666
1,227,174	Pool #735439,
	6.000%, 09/01/2019	1,256,331
1,000,000	Pool #000TBA,
	4.500%, 11/01/2019 (h)	973,125
1,544,724	Pool #745238,
	6.000%, 12/01/2020	1,581,425
5,954,200	Pool #979639,
	5.000%, 06/01/2023	5,918,902
1,000,000	Pool #986376,
	5.000%, 07/01/2023	994,071
19,703	Pool #446275,
	7.500%, 07/01/2027	21,350

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$8,400,000	Pool #000TBA,
	6.000%, 10/13/2027 (h)	$8,508,940
83,516	Pool #251925,
	6.500%, 07/01/2028	86,515
23,143	Pool #435151,
	6.500%, 07/01/2028	23,974
233,669	Pool #433575,
	6.500%, 09/01/2028	242,059
294,736	Pool #251985,
	6.500%, 10/01/2028	305,318
484,940	Pool #446107,
	6.500%, 11/01/2028	502,352
456,369	Pool #452955,
	6.500%, 11/01/2028	472,755
310,006	Pool #457553,
	6.500%, 01/01/2029	321,137
193,525	Pool #252255,
	6.500%, 02/01/2029	200,473
119,128	Pool #252342,
	6.500%, 04/01/2029	123,330
433,673	Pool #323632,
	6.500%, 04/01/2029	449,244
533,841	Pool #494339,
	6.500%, 04/01/2029	552,675
107,870	Pool #252497,
	6.500%, 06/01/2029	111,676
51,603	Pool #498092,
	6.500%, 06/01/2029	53,423
381,697	Pool #500441,
	6.500%, 06/01/2029	395,163
676,236	Pool #501198,
	6.500%, 06/01/2029	700,093
176,667	Pool #503223,
	6.500%, 07/01/2029	182,899
81,629	Pool #504708,
	6.500%, 07/01/2029	84,509
64,568	Pool #535476,
	6.500%, 07/01/2029	66,887
878,827	Pool #544859,
	5.930%, 08/01/2029	880,519
61,051	Pool #535506,
	6.500%, 08/01/2030	63,205

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$20,563	Pool #580992,
	7.500%, 05/01/2031	$22,197
968,765	Pool #786848,
	7.000%, 10/01/2031	1,019,644
733,565	Pool #607398,
	6.500%, 11/01/2031	758,757
567,416	Pool #888504,
	4.300%, 04/01/2034	572,894
572,681	Series 2004-71,
	4.000%, 04/25/2034 (d)(j)	60
1,110,519	Pool #725705,
	5.000%, 08/01/2034	1,085,246
1,343,206	Pool #782284,
	6.000%, 09/01/2034	1,367,087
1,082,239	Pool #791563,
	6.000%, 09/01/2034	1,099,790
48,800	Pool #794371,
	6.000%, 09/01/2034	49,591
25,100,000	Pool #000TBA,
	5.000%, 10/01/2034 (h)	24,448,854
8,800,000	Pool #000TBA,
	5.500%, 10/01/2034 (h)	8,776,627
607,815	Pool #802783,
	6.220%, 10/01/2034	612,842
1,035,619	Pool #802493,
	6.000%, 11/01/2034	1,052,413
7,970,073	Pool #735224,
	5.500%, 02/01/2035	7,972,677
2,994,149	Pool #808057,
	6.000%, 02/01/2035	3,037,558
1,241,063	Pool #773306,
	6.000%, 05/01/2035	1,259,056
80,765	Series 2007-27,
	0.000%, 05/25/2035 (d)	81,774
3,643,522	Pool #827741,
	5.500%, 06/01/2035	3,639,019
1,184,503	Pool #829334,
	4.450%, 09/01/2035	1,193,783
4,954,066	Pool #820345,
	5.000%, 09/01/2035	4,835,820
11,059,850	Pool #832738,
	5.500%, 09/01/2035	11,046,182
Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$455,110	Pool #836273,
	5.500%, 10/01/2035	$454,548
134,218	Pool #745000,
	6.000%, 10/01/2035	136,164
1,058,842	Pool #836852,
	6.510%, 10/01/2035	1,089,391
1,556,342	Pool #836464,
	6.540%, 10/01/2035	1,601,282
9,528	Pool #833593,
	7.000%, 10/01/2035	9,965
3,250,927	Pool #844158,
	5.000%, 11/01/2035	3,173,332
117,911	Pool #844148,
	5.520%, 11/01/2035	121,316
120,473	Pool #844789,
	5.540%, 11/01/2035	123,952
716,268	Pool #843823,
	5.760%, 11/01/2035	736,933
119,044	Pool #843997,
	5.760%, 11/01/2035	122,478
119,542	Pool #844052,
	5.770%, 11/01/2035	122,988
118,628	Pool #844237,
	5.770%, 11/01/2035	122,048
1,409,727	Pool #745755,
	5.000%, 12/01/2035	1,376,960
236,110	Pool #848939,
	6.500%, 01/01/2036	242,595
53,557	Pool #851639,
	6.500%, 01/01/2036	54,987
3,221,338	Pool #745275,
	5.000%, 02/01/2036	3,144,450
598,602	Pool #888022,
	5.000%, 02/01/2036	584,314
3,079,662	Pool #256219,
	5.500%, 04/01/2036	3,039,921
2,752,119	Pool #868993,
	6.010%, 05/01/2036	2,823,493
3,537,639	Pool #872236,
	6.140%, 05/01/2036	3,619,339
3,372,719	Pool #885961,
	5.920%, 07/01/2036	3,444,312

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$3,736,611	Pool #886376,
	6.010%, 08/01/2036	$3,824,519
3,643,406	Pool #886891,
	5.880%, 09/01/2036	3,720,279
905,058	Pool #745875,
	6.500%, 09/01/2036	929,210
193,878	Pool #831800,
	6.500%, 09/01/2036	199,052
558,534	Pool #897776,
	6.500%, 09/01/2036	573,439
37	Pool #898131,
	7.000%, 09/01/2036	39
75,642	Series 2006-81,
	0.000%, 09/25/2036 (d)	62,362
1,241,259	Pool #893681,
	6.000%, 10/01/2036	1,258,867
2,522,383	Pool #893923,
	6.000%, 10/01/2036	2,558,165
3,274,823	Pool #894005,
	6.000%, 10/01/2036	3,321,278
801,500	Pool #745948,
	6.500%, 10/01/2036	822,889
1,572,851	Pool #745932,
	6.500%, 11/01/2036	1,614,824
523,426	Pool #908124,
	5.000%, 12/01/2036	510,606
327,474	Pool #905857,
	5.630%, 12/01/2036	328,952
571,047	Pool #897505,
	6.500%, 12/01/2036	586,286
721,537	Pool #871054,
	6.500%, 01/01/2037	740,792
214,233	Pool #888218,
	5.000%, 03/01/2037	208,985
49,846	Pool #256636,
	5.500%, 03/01/2037	49,759
163,382	Pool #899098,
	6.000%, 03/01/2037	165,691
200,353	Pool #888296,
	6.500%, 03/01/2037	205,700
3,273	Pool #888367,
	7.000%, 03/01/2037	3,420

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$812	Pool #888369,
	7.000%, 03/01/2037	$848
985,500	Pool #899147,
	5.500%, 04/01/2037	983,765
50,678	Pool #914899,
	5.500%, 04/01/2037	50,589
422,174	Pool #899128,
	6.000%, 04/01/2037	428,139
195,401	Pool #908822,
	6.000%, 04/01/2037	198,162
309,613	Pool #917560,
	6.500%, 04/01/2037	317,875
27,493	Pool #888366,
	7.000%, 04/01/2037	28,724
252,275	Pool #899499,
	6.000%, 05/01/2037	255,839
58,012	Pool #936750,
	6.500%, 05/01/2037	59,557
49,057	Pool #918516,
	5.500%, 06/01/2037	48,970
806,261	Pool #919187,
	6.500%, 06/01/2037	827,731
12,009	Pool #256774,
	7.000%, 06/01/2037	12,565
3,328	Pool #888593,
	7.000%, 06/01/2037	3,482
75,687	Series 2007-56,
	0.000%, 06/25/2037 (d)	74,891
995,441	Pool #923444,
	5.500%, 07/01/2037	993,689
982,655	Pool #942125,
	5.500%, 07/01/2037	980,924
46,046	Pool #944536,
	5.500%, 07/01/2037	45,965
249,542	Pool #899585,
	6.000%, 07/01/2037	253,068
9,243,008	Pool #941428,
	6.000%, 07/01/2037	9,373,607
404,232	Pool #944728,
	6.000%, 07/01/2037	409,944
51,686	Pool #940623,
	5.500%, 08/01/2037	51,595

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$963,739	Pool #942509,
	5.500%, 08/01/2037	$962,042
948,797	Pool #949211,
	5.500%, 08/01/2037	947,127
2,238,024	Pool #950385,
	5.870%, 08/01/2037	2,241,239
662,484	Pool #946175,
	6.000%, 08/01/2037	671,844
133,272	Pool #952600,
	6.000%, 08/01/2037	135,155
44,132	Pool #936888,
	6.500%, 08/01/2037	45,307
869,619	Pool #945069,
	6.500%, 08/01/2037	892,776
612,540	Pool #949629,
	6.500%, 08/01/2037	628,852
64,482	Pool #928661,
	6.500%, 09/01/2037	66,199
62,896	Pool #948425,
	6.500%, 09/01/2037	64,571
84,625	Pool #952460,
	6.500%, 09/01/2037	86,879
41,451	Pool #952937,
	6.500%, 09/01/2037	42,555
64,951	Pool #986649,
	6.500%, 09/01/2037	66,684
24,328	Pool #947171,
	5.500%, 10/01/2037	24,285
986,568	Pool #950990,
	5.500%, 10/01/2037	984,831
987,872	Pool #966121,
	5.500%, 10/01/2037	986,132
999,999	Pool #952189,
	6.000%, 10/01/2037	1,014,129
3,285,778	Pool #888890,
	6.500%, 10/01/2037	3,373,461
52,253	Pool #955988,
	6.500%, 10/01/2037	53,645
576	Pool #955142,
	7.000%, 10/01/2037	602

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$4,309,150	Pool #953733,
	5.500%, 11/01/2037	$4,301,562
53,076	Pool #959899,
	5.500%, 11/01/2037	52,982
166,302	Pool #966150,
	6.000%, 11/01/2037	168,651
9,189	Pool #959897,
	7.000%, 11/01/2037	9,615
3,234,571	Pool #888892,
	7.500%, 11/01/2037	3,424,066
932,468	Pool #955212,
	5.500%, 12/01/2037	930,826
328,764	Pool #956996,
	6.000%, 12/01/2037	333,409
397,945	Pool #889072,
	6.500%, 12/01/2037	408,542
1,861,256	Pool #899949,
	7.000%, 12/01/2037	1,947,462
17,841	Pool #928940,
	7.000%, 12/01/2037	18,667
3,912	Pool #955221,
	7.000%, 12/01/2037	4,093
77	Pool #965934,
	7.000%, 12/01/2037	80
1,254	Pool #967667,
	7.000%, 12/01/2037	1,312
844,940	Pool #928953,
	7.500%, 12/01/2037	894,440
31,503	Pool #257087,
	8.000%, 12/01/2037	33,662
36,495	Pool #959397,
	8.000%, 12/01/2037	38,996
43,395	Pool #959538,
	8.000%, 12/01/2037	46,369
69,915	Pool #966818,
	8.000%, 12/01/2037	74,708
942,468	Pool #956083,
	5.500%, 01/01/2038	940,809
22,917	Pool #966477,
	5.500%, 01/01/2038	22,877

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$910,826	Pool #966577,
	5.500%, 01/01/2038	$909,222
513,654	Pool #967131,
	5.500%, 01/01/2038	512,749
459,904	Pool #952036,
	6.000%, 01/01/2038	466,402
162,818	Pool #968627,
	6.000%, 01/01/2038	165,118
29,251	Pool #973335,
	5.000%, 02/01/2038	28,526
965,912	Pool #925728,
	5.500%, 02/01/2038	964,114
399,454	Pool #954843,
	5.500%, 02/01/2038	398,711
931,332	Pool #969933,
	5.500%, 02/01/2038	929,599
235	Pool #972548,
	7.000%, 02/01/2038	246
28,342	Pool #257130,
	5.000%, 03/01/2038	27,639
921,033	Pool #965598,
	5.000%, 03/01/2038	898,185
999,999	Pool #976735,
	5.000%, 03/01/2038	975,193
986,864	Pool #953613,
	5.500%, 03/01/2038	985,027
591,561	Pool #969704,
	5.500%, 03/01/2038	590,460
6,337,512	Pool #972448,
	6.000%, 03/01/2038	6,426,423
11,777	Pool #257137,
	7.000%, 03/01/2038	12,322
1,498,589	Pool #976429,
	5.500%, 04/01/2038	1,495,800
995,758	Pool #981039,
	5.500%, 04/01/2038	993,905
1,000,000	Pool #982817,
	5.000%, 05/01/2038	975,194
5,970,753	Pool #982819,
	5.500%, 05/01/2038	5,959,643
11,543,633	Pool #889579,
	6.000%, 05/01/2038	11,706,738

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$993,399	Pool #929622,
	5.000%, 06/01/2038	$968,757
1,000,000	Pool #934302,
	5.000%, 06/01/2038	975,194
995,990	Pool #979434,
	5.000%, 06/01/2038	971,283
991,548	Pool #981293,
	5.500%, 06/01/2038	989,703
442,667	Pool #981668,
	5.500%, 06/01/2038	441,843
26,499	Pool #984046,
	5.500%, 06/01/2038	26,449
48,624	Pool #984481,
	5.500%, 06/01/2038	48,534
41,217	Pool #889658,
	6.500%, 06/01/2038	42,315
500,000	Pool #975639,
	5.000%, 07/01/2038	487,597
498,917	Pool #986375,
	5.500%, 07/01/2038	497,988
939,937	Pool #986793,
	5.500%, 07/01/2038	938,188
529,872	Pool #987837,
	5.500%, 07/01/2038	528,886
197,851	Pool #889697,
	6.000%, 07/01/2038	200,627
4,000,000	Pool #000TBA,
	6.500%, 10/14/2038 (h)	4,101,876
	GNMA
2,800,000	Pool #000TBA,
	6.500%, 10/01/2028 (h)	2,866,063
1,550,000	Pool #000TBA,
	6.000%, 10/01/2034 (h)	1,573,008
800,000	Pool #000TBA,
	6.000%, 10/01/2038 (h)	809,750
	Total Mortgage Backed Securities -
	U.S. Government
	(Cost $295,419,731)	297,482,616
	MUNICIPAL BONDS - 0.50%
	Michigan State University
1,400,000	2.420%, 02/15/2037	953,582

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Virginia Housing Development
	Authority
$2,210,946	6.000%, 06/25/2034	$2,211,122
	Total Municipal Bonds
	(Cost $3,158,053	3,164,704
	SUPRANATIONAL
	OBLIGATIONS - 0.70%
	Supranational Obligations - 0.70%
	African Development Bank
2,500,000	0.500%, 02/27/2014	2,054,853
	GazInvest
820,000	7.250%, 10/30/2008	820,809
970,000	6.210%, 11/22/2016 (c)	769,462
440,000	6.510%, 03/07/2022 (Acquired
	03/01/2007, Cost $440,000) (c)	317,900
	HSBK Europe B V
570,000	9.250%, 10/16/2013 (c)	436,050
	Total Supranational Obligations
	(Cost $4,705,322)	4,399,074
	U.S. GOVERNMENT AGENCY
	ISSUES - 2.15%
	FFCB
1,400,000	5.130%, 04/19/2017 (Acquired
	04/12/2007, Cost $1,387,162) (c)	1,415,899
	FHLB
2,000,000	5.000%, 10/02/2008	1,999,972
	FHLMC
210,000	5.600%, 10/17/2013	210,276
880,000	5.630%, 11/23/2035	867,935
	FNMA
220,000	7.250%, 01/15/2010	231,329
	GNMA
85,622	5.000%, 08/15/2033	84,201
1,291,855	5.000%, 09/15/2033	1,270,418
217,210	5.000%, 03/15/2034	213,504
260,243	4.750%, 10/20/2034	262,400
128,113	5.000%, 11/15/2034	125,927
1,286,014	4.750%, 11/20/2034	1,296,482
3,196,022	6.000%, 05/15/2035	3,249,589
199,819	6.500%, 08/20/2038	203,090

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY
	ISSUES (Continued)
	Tennessee Valley Authority
$830,000	5.980%, 04/01/2036	$934,289
1,100,000	5.380%, 04/01/2056	1,149,203
	Total U.S. Government Agency
	Issues (Cost $13,469,857)	13,514,514
	U.S. TREASURY
	OBLIGATIONS - 1.78%
	U.S. Treasury Bond - 0.99%
80,000	8.880%, 08/15/2017	109,544
956,719	2.380%, 01/15/2025 (b)(i)	927,270
421,063	2.000%, 01/15/2026 (b)(i)	384,582
1,123,267	2.380%, 01/15/2027 (b)(i)	1,086,673
1,154,864	1.750%, 01/15/2028 (b)(i)	1,007,890
2,340,000	5.380%, 02/15/2031 (b)	2,659,740
20,000	4.750%, 02/15/2037	21,400
		6,197,099
	U.S. Treasury Note - 0.51%
390,000	4.000%, 08/31/2009	397,465
90,000	4.630%, 10/31/2011 (b)	96,026
200,000	4.750%, 05/31/2012 (b)	214,984
642,730	2.000%, 01/15/2014 (b)(i)	641,625
135,680	1.880%, 07/15/2015 (b)(i)	133,614
520,788	2.000%, 01/15/2016 (b)(i)	514,645
446,490	2.500%, 07/15/2016 (b)(i)	457,129
753,402	2.630%, 07/15/2017 (i)	776,123
		3,231,611
	U.S. Treasury Strip - 0.28%
3,640,000	Effective yield,
	6.725%, 11/15/2024 (b)	1,752,922
	Total U.S. Treasury Obligations
	(Cost $10,993,331)	11,181,632
	SHORT TERM
	INVESTMENTS - 1.43%
	Repurchase Agreements - 1.13%
5,800,000	Merrill Lynch Repurchase
	Agreement 0.250%
	(Collateralized by U.S.
	Government Agency Issue,
	value $5,800,040,
	3.500%, 05/05/2011) (e)	5,800,000

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Principal		Market
Amount		Value
	SHORT TERM
	INVESTMENTS (Continued)
$1,300,000	UBS Warburg Repurchase
	Agreement 1.500%
	(Collateralized by non-U.S.
	Government Agency Issue, value
	$1,322,531, 0.000%,
	08/01/2037) (e)	$1,300,000
		7,100,000
	U.S. Government Agency
	Issues - 0.25%
1,585,000	FNMA (e)(f)
	0.200%, 12/15/2008 (e)	1,576,745
Shares
	Money Market Funds - 0.05%
320,221	Federated Prime Obligations Fund,
	2.510% (e)	320,221
	Total Short Term Investments
	(Cost $8,999,301)	8,996,966
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 4.49%
	COMMERCIAL PAPER - 1.05%
$1,039,588	Barton Capital Corp.,
	2.765%, 10/01/08 (c)	1,045,143
865,038	Barton Capital LLC,
	2.719%, 12/03/08 (c)	865,021
1,037,752	Dexia Bank,
	2.830%, 10/30/08	1,041,777
865,725	Fairway Finance Corp.,
	2.767%, 11/21/08 (c)	866,205
1,045,932	International Lease Finance,
	3.073%, 10/20/08	1,051,630
1,038,022	Market Street Funding Corp.,
	2.820%, 11/03/08 (c)	1,041,453
692,687	Thunder Bay Funding LLC,
	2.766%, 10/01/08 (c)	696,762
	Total Commercial Paper
	(Cost $6,584,744)	6,607,991

Principal		Market
Amount		Value
	CORPORATE BONDS AND
	NOTES - 1.89%
$2,613,145	Abbey National Trust,
	2.728%, 02/13/09	$2,594,070
522,629	Allied Irish Banks,
	2.860%, 11/18/08	521,542
2,438,935	Allstate Life Global Funding,
	3.454%, 03/20/09	2,437,033
1,045,258	American Express,
	2.890%, 12/08/08	1,041,871
1,742,097	Bank of Scotland,
	3.008%, 05/06/09	1,738,822
2,264,726	Barclays Bank, 2.988%, 03/16/09 . .	2,263,503
1,306,572	Svenska Handelsbanken,
	3.001%, 02/06/09	1,305,658
	Total Corporate Bonds and Notes
	(Cost $11,933,362)	11,902,499
	CORPORATE PAYDOWN
	SECURITIES - 0.59%
2,371,610	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/09 (l)	1,853,720
2,653,740	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/09 (l)	1,846,604
	Total Corporate Paydown Securities
	(Cost $5,025,350)	3,700,324
Shares
	MONEY MARKET FUNDS - 0.54%
755,425	Mount Vernon Prime Portfolio	755,425
2,700,250	Reserve Primary Fund (l)	2,659,746
	Total Mutual Funds
	(Cost $3,455,675)	3,415,171
Principal
Amount
	PRINCIPAL CASH - 0.03%
$179,292	Principal Cash	179,292
	Total Principal Cash
	(Cost $179,292)	179,292
	U.S. GOVERNMENT AGENCY
	ISSUES - 0.39%
2,438,935	FHLB,
	2.115%, 03/02/09	2,438,935
	Total U.S. Government Agency
	Issues (Cost $2,438,935)	2,438,935

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Market
Value
Total Investments Purchased as
Securities Lending Collateral
(Cost $29,617,358)	$28,244,212
Total Investments
(Cost $745,669,538) - 108.09%	679,249,508
Liabilities in Excess of Other
Assets - (8.09)%	(50,843,710)
TOTAL NET ASSETS - 100.00%	$628,405,798

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $47,517,721, which represents 7.56% of total net assets.

(d)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $5,675,121, which represents 0.90% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2008.
(f)	Assigned as collateral for certain futures and options contracts.
(g)	Non-income producing. Item identified as in default as to payment of interest.
(h)	Security purchased on a when-issued basis. On September 30, 2008, the total value of the investments purchased on a when-issued basis was $61,323,246 or 9.76% of total net assets.
(i)	Represents a U.S. Treasury Inflation Protected Security.
(j)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2008. The security is illiquid and represents less than 0.1% of net assets.

(k)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(l)	As of September 30, 2008, the Advisor has fair valued this security. The market value of these securities were $10,051,881, which represent 1.60% of total net assets

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
September 30, 2008

Contracts		Value
	CALL OPTIONS
10	Eurodollar 90 Day Future
	Expiration: September, 2009,
	Exercise Price: $97.63	$6,437
92	U.S. Treasury 10 Year Note Future
	Expiration: December, 2008,
	Exercise Price: $117.00	99,188
41	U.S. Treasury 10 Year Note Future
	Expiration: December, 2008,
	Exercise Price: $118.00	33,313
		138,938

Contracts		Value
	PUT OPTIONS
101	Eurodollar 90 Day Future
	Expiration: March, 2009,
	Exercise Price: $96.75	$77,644
50	U.S. Treasury 10 Year Note Future
	Expiration: December, 2008,
	Exercise Price: $111.00	35,156
41	U.S. Treasury 10 Year Note Future
	Expiration: December, 2008,
	Exercise Price: $112.00	39,078
		151,878
	Total Options Written
	(Premiums received $222,803)	$290,816

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF FORWARD SALE COMMITMENTS (Unaudited)
September 30, 2008

	Principal	Settlement	Proceeds
Description	Amount	Date	Received	Value
FNMA, 6.00%, 10/13/2027	$(7,100,000)	10/14/08	$7,221,723	$(7,192,080)
FNMA, 5.00%, 10/01/2019	(2,000,000)	10/14/08	1,997,188	(1,985,938)
	$(9,100,000)		$9,218,911	$(9,178,018)

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)
September 30, 2008

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received	be delivered	be delivered	(Depreciation)
11/04/08	U.S. Dollars	2,838,664	Brazil Real	4,584,104	444,135
10/31/08	U.S. Dollars	2,173,323	European Monetary Unit	1,483,801	78,138
11/05/08	U.S. Dollars	806,117	European Monetary Unit	513,493	81,074
10/16/08	U.S. Dollars	1,124,240	Hungary Forint	180,440,538	76,472
10/17/08	Mexican Peso	2,591,238	U.S. Dollars	247,213	(10,758)
					$669,061

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2008

	Number of			Unrealized
	Contracts	Notional	Settlement	Appreciation
Description	Purchased	Value	Month	(Depreciation)
Euro EURIBOR Futures	116	$38,780,708	Dec-08	$(307,924)
Euro EURIBOR Futures	57	19,174,398	Mar-09	13,931
Euro SCHATZ Futures	91	13,372,067	Dec-08	80,336
Eurodollar 90 Day Futures	61	14,723,113	Dec-08	(14,189)
Eurodollar 90 Day Futures	289	70,107,788	Mar-09	231,878
Eurodollar 90 Day Futures	23	5,575,200	Jun-09	82,186
Eurodollar 90 Day Futures	10	2,421,875	Sep-09	22,550
LIBOR 90 Day Futures	97	20,290,966	Dec-08	(272,674)
LIBOR 90 Day Futures	141	29,764,592	Mar-09	251,303
U.S. Treasury 2 Year Note Futures	147	31,375,313	Dec-08	174,287
U.S. Treasury 5 Year Note Futures	409	45,903,861	Dec-08	(278,007)
U.S. Treasury 10 Year Note Futures	89	10,201,625	Dec-08	(55,536)
U.S. Treasury Long Bond Futures	70	8,202,031	Dec-08	(6,553)
				$ (78,412)

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 97.69%
	Aerospace & Defense - 4.85%
228	Alliant Techsystems, Inc. (a)	$21,418
10,014	Boeing Co.	574,303
4,405	General Dynamics Corp. (b)	324,296
1,843	Goodrich Corp.	76,669
1,277	Hexcel Corp. (a)(b)	17,482
17,036	Honeywell International, Inc.	707,846
3,972	KBR, Inc.	60,653
613	L-3 Communications Holdings,
	Inc. (b)	60,270
4,473	Lockheed Martin Corp. (b)	490,554
349	Precision Castparts Corp.	27,494
5,989	Raytheon Co. (b)	320,471
1,422	Rockwell Collins, Inc.	68,384
1,587	Spirit Aerosystems Holdings,
	Inc. (a)	25,503
378	Teledyne Technologies, Inc. (a)	21,607
12,349	United Technologies Corp.	741,681
		3,538,631
	Air Freight & Logistics - 1.33%
1,151	C.H. Robinson Worldwide, Inc. (b)	58,655
1,268	Expeditors International Washington,
	Inc.	44,177
4,843	FedEx Corp.	382,791
7,233	United Parcel Service, Inc.	454,883
1,603	UTI Worldwide, Inc.	27,283
		967,789
	Airlines - 0.35%
17,707	Southwest Airlines Co. (b)	256,929
	Auto Components - 0.55%
1,557	BorgWarner, Inc.	51,023
1,349	Gentex Corp. (b)	19,291
10,014	Johnson Controls, Inc.	303,724
746	WABCO Holdings, Inc.	26,513
		400,551
	Automobiles - 0.09%
1,685	Harley-Davidson, Inc.	62,850
	Beverages - 1.55%
2,999	Anheuser-Busch Companies, Inc.	194,575
533	Brown-Forman Corp. - Class B	38,275
5,534	The Coca-Cola Company	292,638
1,271	Molson Coors Brewing Co.	59,419

Number of		Market
Shares		Value
	Beverages (Continued)
7,678	PepsiCo, Inc.	$547,211
		1,132,118
	Biotechnology - 0.60%
3,471	Amgen, Inc. (a)	205,726
448	Biogen Idec, Inc. (a)(b)	22,530
327	Celgene Corp. (a)	20,693
306	Cephalon, Inc. (a)(b)	23,712
1,331	Genentech, Inc. (a)	118,033
607	Gilead Sciences, Inc. (a)	27,667
559	Invitrogen Corp. (a)	21,130
		439,491
	Capital Markets - 2.24%
8,164	The Bank of New York Mellon Corp.	265,983
603	BlackRock, Inc.	117,284
8,651	The Charles Schwab Corp.	224,926
636	Eaton Vance Corp.	22,406
934	Federated Investors, Inc.	26,946
1,825	Franklin Resources, Inc.	160,837
1,684	Goldman Sachs Group, Inc.	215,552
2,836	Invesco Ltd.	59,499
963	Knight Capital Group, Inc.
	Class A (a)	14,310
1,482	Northern Trust Corp.	107,001
2,494	Raymond James Financial, Inc. (b)	82,252
1,052	SEI Investments Co.	23,354
3,359	State Street Corp.	191,060
662	T. Rowe Price Group, Inc. (b)	35,556
4,398	TD Ameritrade Holding Corp. (a)	71,248
729	Waddell & Reed Financial, Inc.	18,043
		1,636,257
	Chemicals - 2.00%
842	Air Products & Chemicals, Inc.	57,669
443	Albemarle Corp.	13,662
1,633	Celanese Corp. (b)	45,577
229	CF Industries Holdings, Inc.	20,944
863	Cytec Industries, Inc. (b)	33,579
14,224	E.I. du Pont de Nemours & Co.	573,227
3,218	Ecolab, Inc.	156,137
597	FMC Corp. (b)	30,680
1,176	Hercules, Inc. (b)	23,273
535	International Flavors & Fragrances,
	Inc. (b)	21,111

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
852	Monsanto Co.	$84,331
608	Mosaic Co.	41,356
1,529	Nalco Holding Company	28,348
1,218	Olin Corp.	23,629
862	Praxair, Inc.	61,840
1,327	Rockwood Holdings, Inc. (a)	34,051
1,470	Rohm & Haas Co.	102,900
2,228	RPM International, Inc.	43,090
666	Terra Industries, Inc. (b)	19,581
1,043	Valhi, Inc.	18,774
1,717	WR Grace & Co. (a)	25,961
		1,459,720
	Commercial Banks - 0.32%
565	Bank of Hawaii Corp. (b)	30,199
634	BOK Financial Corp.	30,692
968	Commerce Bancshares, Inc.	44,915
697	Cullen/Frost Bankers, Inc.	41,820
136	First Citizens BancShares, Inc.	24,344
432	UMB Financial Corp.	22,689
1,790	Valley National Bancorp (b)	37,518
		232,177
	Commercial Services &
	Supplies - 1.16%
523	Apollo Group, Inc. (a)(b)	31,014
615	The Brink’s Co.	37,527
1,590	Cintas Corp. (b)	45,649
459	Coinstar, Inc. (a)	14,688
419	DeVry, Inc.	20,757
159	The Dun & Bradstreet Corporation .	15,003
3,675	H&R Block, Inc. (b)	83,606
582	Herman Miller, Inc.	14,242
1,314	Monster Worldwide, Inc. (a)	19,592
2,474	Pitney Bowes, Inc. (b)	82,285
2,180	Republic Services, Inc.	65,357
1,010	Resources Connection, Inc. (a)(b)	22,755
2,915	Robert Half International, Inc.	72,146
1,192	Rollins, Inc.	22,624
6,112	SAIC, Inc. (a)	123,646
548	Tetra Tech, Inc. (a)	13,185
5,100	Waste Management, Inc.	160,599
		844,675

Number of		Market
Shares		Value
	Communications Equipment - 0.98%
2,343	ADC Telecommunications (a)	$19,798
18,627	Cisco Systems, Inc. (a)	420,225
4,420	Corning, Inc.	69,129
3,321	Juniper Networks, Inc. (a)	69,974
949	Plantronics, Inc.	21,372
617	Polycom, Inc. (a)	14,271
2,286	QUALCOMM, Inc.	98,229
		712,998
	Computers & Peripherals - 4.98%
2,009	Apple Inc. (a)	228,343
25,495	Dell, Inc. (a)	420,158
649	Diebold, Inc.	21,488
20,979	EMC Corp. (a)(b)	250,909
22,493	Hewlett Packard Co.	1,040,076
12,864	International Business Machines
	Corp.	1,504,573
3,019	NCR Corp. (a)(b)	66,569
2,361	NetApp, Inc. (a)	43,041
1,254	QLogic Corp. (a)	19,262
1,901	Western Digital Corp. (a)(b)	40,529
		3,634,948
	Construction & Engineering - 0.38%
2,004	AECOM Technology Corp. (a)	48,978
2,640	Fluor Corp.	147,048
746	Foster Wheeler Ltd. (a)	26,938
1,025	Jacobs Engineering Group, Inc. (a)	55,668
		278,632
	Construction Materials - 0.02%
210	Vulcan Materials Co. (b)	15,645
	Consumer Finance - 0.48%
9,893	American Express Co. (b)	350,509
	Containers & Packaging - 0.43%
1,757	Ball Corp.	69,384
3,199	Crown Holdings, Inc. (a)(b)	71,050
343	Greif, Inc.	22,508
2,488	Owens-Illinois, Inc. (a)	73,147
2,597	Packaging Corp. of America (b)	60,198
275	Silgan Holdings, Inc.	14,050
		310,337
	Diversified Financial Services - 0.24%
57	CME Group, Inc.	21,176
357	GATX Corp. (b)	14,127

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Financial
	Services (Continued)
744	Interactive Brokers Group, Inc. (a)	$16,494
1,115	Moody’s Corp. (b)	37,910
1,928	MSCI, Inc. (a)	46,272
1,162	Nasdaq Stock Market, Inc. (a)	35,522
		171,501
	Diversified Telecommunication
	Services - 2.13%
54,100	AT&T Inc.	1,510,472
5,653	Cincinnati Bell, Inc. (a)(b)	17,468
2,677	Windstream Corp.	29,286
		1,557,226
	Electric Utilities - 3.16%
716	Allegheny Energy, Inc.	26,327
1,206	DPL, Inc. (b)	29,909
11,311	Edison International	451,309
5,253	Entergy Corp.	467,570
12,833	Exelon Corp.	803,602
3,368	FirstEnergy Corp.	225,622
3,666	FPL Group, Inc.	184,400
3,054	PPL Corp.	113,059
		2,301,798
	Electrical Equipment - 0.76%
1,086	Acuity Brands, Inc. (b)	45,351
1,261	Cooper Industries Ltd.	50,377
8,891	Emerson Electric Co.	362,664
2,035	Rockwell Automation, Inc.	75,987
383	Roper Industries, Inc.	21,816
		556,195
	Electronic Equipment &
	Instruments - 0.40%
2,910	Agilent Technologies, Inc. (a)	86,311
458	Mettler Toledo International, Inc. (a)	44,884
945	Molex, Inc.	21,215
1,126	Plexus Corp. (a)	23,308
4,187	Tyco Electronics Ltd.	115,812
		291,530
	Energy Equipment & Services - 1.59%
2,010	Baker Hughes, Inc.	121,685
791	BJ Services Co. (b)	15,132
1,346	Cameron International Corp. (a)(b)	51,875

Number of		Market
Shares		Value
	Energy Equipment &
	Services (Continued)
941	Diamond Offshore Drilling (b)	$96,979
616	Dresser-Rand Group, Inc. (a)	19,385
456	ENSCO International, Inc. (b)	26,279
588	FMC Technologies, Inc. (a)	27,371
1,928	Global Industries Ltd. (a)(b)	13,380
2,774	Grey Wolf, Inc. (a)	21,582
6,684	Halliburton Co. (b)	216,495
1,252	Nabors Industries Ltd. (a)(b)	31,200
2,528	National-Oilwell Varco, Inc. (a)(b)	126,981
312	Oil States International, Inc. (a)(b)	11,029
827	Patterson-UTI Energy, Inc. (b)	16,557
1,223	Pride International, Inc. (a)	36,213
596	Rowan Companies, Inc. (b)	18,208
1,529	Schlumberger Ltd. (b)	119,400
831	Smith International, Inc. (b)	48,730
367	Tidewater, Inc.	20,317
890	Transocean Inc. (a)	97,758
890	Weatherford International Ltd. (a)	22,375
		1,158,931
	Food & Staples Retailing - 5.19%
2,865	BJ’s Wholesale Club, Inc. (a)(b)	111,334
12,546	Costco Wholesale Corp.	814,612
2,937	CVS Corp.	98,859
958	Ruddick Corp. (b)	31,087
10,538	SYSCO Corp.	324,887
8,514	Walgreen Co. (b)	263,593
35,766	Wal-Mart Stores, Inc. (b)	2,142,026
		3,786,398
	Food Products - 1.46%
988	Bunge Ltd. (b)	62,422
4,102	Campbell Soup Co.	158,337
873	Corn Products International, Inc.	28,180
2,704	General Mills, Inc. (b)	185,819
2,530	Hershey Foods Corp.	100,036
4,455	HJ Heinz Co.	222,616
1,297	Hormel Foods Corp.	47,055
2,637	Kellogg Co.	147,936
784	McCormick & Co, Inc.	30,145
9	Seaboard Corp.	11,313
874	Wm. Wrigley Jr. Co.	69,396
		1,063,255

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Gas Utilities - 0.14%
383	Energen Corp.	$17,342
457	Equitable Resources, Inc. (b)	16,763
789	National Fuel Gas Co. (b)	33,280
558	Questar Corp.	22,833
412	South Jersey Industries, Inc.	14,709
		104,927
	Health Care Equipment &
	Supplies - 1.43%
4,230	Baxter International, Inc.	277,615
337	Beckman Coulter, Inc.	23,924
926	Becton, Dickinson & Co.	74,321
13,560	Boston Scientific Corp. (a)(b)	166,381
319	C.R. Bard, Inc.	30,263
2,158	Covidien Ltd.	116,014
840	Kinetic Concepts, Inc. (a)(b)	24,015
2,077	Medtronic, Inc.	104,058
403	Mine Safety Appliances Co.	15,362
514	St. Jude Medical, Inc. (a)	22,354
618	Steris Corp.	23,224
843	Stryker Corp.	52,519
497	Varian Medical Systems, Inc. (a)(b)	28,394
691	Varian, Inc. (a)	29,644
796	Zimmer Holdings, Inc. (a)(b)	51,390
		1,039,478
	Health Care Providers &
	Services - 1.34%
6,696	Aetna, Inc.	241,793
640	Cerner Corp. (a)(b)	28,570
543	DaVita, Inc. (a)(b)	30,956
1,966	Express Scripts, Inc. (a)	145,130
1,291	Henry Schein, Inc. (a)(b)	69,507
429	Laboratory Corporation of America
	Holdings (a)	29,816
5,217	Medco Health Solutions, Inc. (a)	234,765
1,604	Owens & Minor, Inc. (b)	77,794
1,495	Patterson Companies, Inc. (a)	45,463
406	Quest Diagnostics	20,978
4,072	Service Corp. International	34,042
376	Universal Health Services, Inc. (b)	21,067
		979,881

Number of		Market
Shares		Value
	Health Care Technology - 0.04%
1,482	IMS Health, Inc.	$28,025
	Hotels, Restaurants & Leisure - 1.20%
1,487	Burger King Holdings, Inc.	36,521
3,698	Carnival Corp. (b)	130,724
1,772	International Game Technology (b)	30,443
4,048	Marriott International, Inc. -
	Class A	105,612
5,035	McDonald’s Corp.	310,660
3,524	Starbucks Corp. (a)	52,402
3,164	Starwood Hotels & Resorts
	Worldwide, Inc.	89,035
3,715	Yum! Brands, Inc.	121,146
		876,543
	Household Durables - 0.20%
509	Garmin Ltd. (b)	17,275
1,876	Harman International Industries,
	Inc.	63,915
803	Snap-On, Inc.	42,286
825	Tupperware Brands Corp. (b)	22,795
		146,271
	Household Products - 2.61%
881	Clorox Co.	55,230
6,692	Colgate-Palmolive Co.	504,242
538	Energizer Holdings, Inc. (a)(b)	43,336
6,605	Kimberly-Clark Corp. (b)	428,268
12,538	Procter & Gamble Co.	873,773
		1,904,849
	Independent Power Producers &
	Energy Traders - 0.16%
1,454	Calpine Corp. (a)	18,902
2,993	Constellation Energy Group, Inc.	72,730
1,285	Mirant Corp. (a)	23,503
		115,135
	Industrial Conglomerates - 1.60%
5,435	3M Co.	371,265
27,514	General Electric Co.	701,607
1,016	McDermott International, Inc. (a)	25,959
2,259	Textron, Inc.	66,143
		1,164,974
See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance - 2.68%
7,631	Aflac, Inc.	$448,321
3,790	AON Corp.	170,398
1,660	Arthur J. Gallagher & Co. (b)	42,596
1,632	Assurant, Inc.	89,760
1,474	Erie Indemnity Co.	62,306
342	Hilb, Rogal & Hobbs Co.	15,985
15,737	Loews Corp.	621,454
7,835	Marsh & McLennan Companies,
	Inc. (b)	248,840
513	Philadelphia Consolidated Holding
	Co. (a)	30,046
243	RLI Corp.	15,088
1,534	Stancorp Financial Group, Inc. (b) .	79,768
1,555	Torchmark Corp.	92,989
102	Wesco Financial Corp.	36,414
		1,953,965
	Internet & Catalog Retail - 0.53%
2,334	Amazon.com, Inc. (a)	169,822
8,844	eBay, Inc. (a)	197,929
725	NetFlix, Inc. (a)(b)	22,388
		390,139
	Internet Software & Services - 0.30%
269	Google, Inc. (a)	107,740
1,450	VeriSign, Inc. (a)(b)	37,816
4,281	Yahoo!, Inc. (a)	74,061
		219,617
	IT Services - 1.54%
8,943	Accenture Ltd.	339,834
900	Affiliated Computer Services,
	Inc. (a)	45,567
378	Alliance Data Systems Corp. (a)(b)	23,958
5,535	Automatic Data Processing, Inc.	236,621
2,317	Broadridge Financial Solutions, Inc.	35,659
305	Fiserv, Inc. (a)	14,433
1,159	Hewitt Associates, Inc. (a)(b)	42,234
590	Iron Mountain, Inc. (a)(b)	14,402
493	Lender Processing Services, Inc. (a)	15,046
278	Mastercard, Inc. (b)	49,298
1,719	Metavante Technologies, Inc.	33,108
2,673	Paychex, Inc.	88,289
743	SYKES Enterprises, Inc. (a)	16,316
2,848	Total System Services, Inc.	46,707

Number of		Market
Shares		Value
	IT Services (Continued)
1,026	Visa, Inc. (b)	$62,986
2,319	Western Union Co. (b)	57,210
		1,121,668
	Leisure Equipment &
	Products - 0.44%
2,807	Hasbro, Inc.	97,459
10,405	Mattel, Inc.	187,706
473	Polaris Industries, Inc. (b)	21,517
629	Pool Corporation	14,675
		321,357
	Life Sciences Tools &
	Services - 0.30%
1,347	Applied Biosystems Inc.	46,135
329	Covance, Inc. (a)(b)	29,087
1,765	Thermo Electron Corp. (a)	97,075
829	Waters Corp. (a)(b)	48,231
		220,528
	Life Sciences Tools &
	Supplies - 0.03%
845	PerkinElmer, Inc.	21,100
	Machinery - 2.09%
2,441	AGCO Corp. (a)	104,011
3,435	Caterpillar, Inc.	204,726
859	Crane Co.	25,521
2,078	Cummins, Inc. (b)	90,850
702	Danaher Corp. (b)	48,719
1,296	Deere & Co. (b)	64,152
498	Donaldson Company, Inc. (b)	20,871
1,316	Dover Corp.	53,364
1,363	Eaton Corp.	76,573
328	Flowserve Corp.	29,117
467	Harsco Corp.	17,368
3,265	Illinois Tool Works, Inc. (b)	145,129
1,785	ITT Industries, Inc. (b)	99,264
481	Joy Global, Inc.	21,712
483	Kennametal, Inc.	13,099
401	Lincoln Electric Holdings, Inc.	25,788
1,142	Manitowoc Co.	17,758
3,348	Paccar, Inc.	127,860
1,793	Pall Corp.	61,661
1,096	Parker Hannifin Corp.	58,088
613	Pentair, Inc.	21,191
419	Reliance Steel & Aluminum Co.	15,910

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
606	SPX Corp.	$46,662
3,249	Terex Corp. (a)(b)	99,160
583	Toro Co.	24,078
475	Trinity Industries, Inc. (b)	12,222
		1,524,854
	Marine - 0.04%
684	Alexander & Baldwin, Inc.	30,116
	Media - 2.20%
133	Ascent Media Corp. (a)	3,246
1,223	Cablevision Systems Corp. (b)	30,771
3,160	Clear Channel Outdoor Holdings,
	Inc. (a)	43,229
9,926	DIRECTV Group, Inc. (a)(b)	259,763
1,336	Discovery Communications (a)	19,038
1,336	Discovery Communications (a)	18,918
5,119	Dish Network Corp. (a)	107,499
1,193	Interactive Data Corp.	30,087
519	John Wiley & Sons, Inc.	20,994
621	Lamar Advertising Co. (a)	19,183
4,330	McGraw-Hill Companies, Inc.	136,871
20,808	News Corporation (b)	249,488
4,519	Omnicom Group, Inc.	174,253
4,542	Viacom, Inc. (a)	112,823
10,977	Walt Disney Co. (b)	336,884
79	The Washington Post Company -
	Class B	43,984
		1,607,031
	Metals & Mining - 1.32%
2,265	AK Steel Holding Corp. (b)	58,709
10,216	Alcoa, Inc.	230,677
691	Allegheny Technologies, Inc. (b)	20,419
661	Carpenter Technology	16,955
469	Century Aluminum Co. (a)(b)	12,987
2,306	Commercial Metals Co.	38,948
702	Consol Energy, Inc.	32,215
591	Freeport-McMoran Copper & Gold,
	Inc. (b)	33,598
509	Massey Energy Co.	18,156
2,293	Newmont Mining Corp.	88,877
1,861	Nucor Corp. (b)	73,510
1,147	Peabody Energy Corp.	51,615
11,039	Southern Copper Corp.	210,624

Number of		Market
Shares		Value
	Metals & Mining (Continued)
940	United States Steel Corp.	$72,953
		960,243
	Multiline Retail - 0.73%
1,798	Big Lots, Inc. (a)	50,038
1,692	Dollar Tree, Inc. (a)	61,521
2,969	Family Dollar Stores, Inc. (b)	70,365
1,476	Kohl’s Corp. (a)	68,014
1,892	Nordstrom, Inc. (b)	54,528
4,630	Target Corp.	227,102
		531,568
	Multi-Utilities - 1.20%
6,714	Dominion Resources, Inc.	287,225
1,539	MDU Resources Group, Inc. (b)	44,631
2,290	NRG Energy, Inc. (a)(b)	56,678
8,470	Public Service Enterprise Group,
	Inc.	277,731
4,211	Sempra Energy	212,529
		878,794
	Office Electronics - 0.14%
9,031	Xerox Corp.	104,127
	Oil & Gas - 14.83%
5,530	Anadarko Petroleum Corp.	268,260
1,123	Apache Corp.	117,106
470	Arch Coal, Inc.	15,458
1,303	Chesapeake Energy Corp. (b)	46,726
36,266	Chevron Corporation	2,991,220
589	Cimarex Energy Co. (b)	28,808
3,081	Devon Energy Corp.	280,987
4,990	El Paso Corp. (b)	63,672
553	EOG Resources, Inc.	49,471
71,630	Exxon Mobil Corp.	5,562,786
688	Foundation Coal Holdings, Inc.	24,479
1,254	Frontline Ltd. (b)	60,280
6,120	Hess Corp.	502,330
833	Murphy Oil Corp. (b)	53,429
1,070	Newfield Exploration Co. (a)	34,229
1,372	Noble Energy, Inc.	76,269
4,351	Occidental Petroleum Corp.	306,528
663	Pioneer Natural Resources Co. (b)	34,662
2,445	Spectra Energy Corp.	58,191
906	W & T Offshore, Inc. (b)	24,725
8,180	Williams Companies, Inc.	193,457

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
585	XTO Energy, Inc.	$27,214
		10,820,287
	Personal Products - 0.47%
4,401	Avon Products, Inc. (b)	182,949
1,691	The Estee Lauder Cos., Inc. (b)	84,398
743	Herbalife Ltd.	29,363
484	NBTY, Inc. (a)	14,288
1,776	Nu Skin Enterprises, Inc. - Class A	28,807
		339,805
	Pharmaceuticals - 8.13%
7,532	Abbott Laboratories	433,693
661	Allergan, Inc.	34,041
40,050	Bristol-Myers Squibb Co.	835,042
8,322	Eli Lilly & Co.	366,418
643	Endo Pharmaceuticals Holdings
	Inc. (a)(b)	12,860
1,368	Forest Laboratories, Inc. (a)	38,687
498	Genzyme Corp. (a)(b)	40,283
34,159	Johnson & Johnson	2,366,536
34,952	Merck & Co., Inc.	1,103,085
1,248	Schering Plough Corp.	23,051
1,061	Watson Pharmaceuticals, Inc. (a)	30,238
17,440	Wyeth	644,234
		5,928,168
	Real Estate - 0.15%
3,066	CB Richard Ellis Group, Inc. (a)	40,992
416	Jones Lang LaSalle, Inc. (b)	18,088
520	Rayonier, Inc.	24,622
603	The St. Joe Co.	23,571
		107,273
	Road & Rail - 1.61%
3,474	Burlington Northern Santa Fe Corp.	321,102
3,643	CSX Corp.	198,798
1,361	Heartland Express, Inc.	21,123
656	JB Hunt Transport Services, Inc. (b)	21,891
491	Landstar System, Inc.	21,633
3,884	Norfolk Southern Corp.	257,160
4,658	Union Pacific Corp.	331,463
		1,173,170

Number of		Market
Shares		Value
	Semiconductor & Semiconductor
	Equipment - 2.09%
1,107	Altera Corp.	$22,893
2,930	Analog Devices, Inc. (b)	77,205
6,124	Applied Materials, Inc.	92,656
3,033	Broadcom Corp. (a)	56,505
1,204	FormFactor, Inc. (a)(b)	20,974
33,081	Intel Corp.	619,607
1,470	KLA-Tencor Corp.	46,526
1,221	Lam Research Corp. (a)(b)	38,449
1,258	Linear Technology Corp. (b)	38,570
1,104	Marvell Technology Group
	Ltd. (a)(b)	10,267
568	MEMC Electronic Materials,
	Inc. (a)	16,052
768	Microchip Technology, Inc. (b)	22,602
1,957	National Semiconductor Corp.	33,680
3,440	NVIDIA Corp. (a)	36,842
3,485	Teradyne, Inc. (a)	27,218
14,051	Texas Instruments, Inc.	302,097
2,651	Xilinx, Inc.	62,166
		1,524,309
	Software - 5.95%
3,116	Activision Blizzard, Inc. (a)	48,080
1,962	Adobe Systems, Inc. (a)	77,440
2,103	Amdocs Ltd. (a)	57,580
916	Autodesk, Inc. (a)(b)	30,732
1,104	BMC Software, Inc. (a)	31,607
3,856	CA, Inc.	76,966
2,148	Compuware Corp. (a)	20,814
1,523	Electronic Arts, Inc. (a)(b)	56,336
860	McAfee, Inc. (a)	29,206
762	MICRO Systems, Inc. (a)	20,315
120,153	Microsoft Corp.	3,206,883
2,745	Novell, Inc. (a)	14,109
15,635	Oracle Corp. (a)	317,547
1,072	Quest Software, Inc. (a)	13,604
695	Sybase, Inc. (a)	21,281
11,093	Symantec Corp. (a)	217,201
1,343	Synopsys, Inc. (a)	26,793
1,434	Teradata Corp. (a)	27,963
1,356	THQ, Inc. (a)(b)	16,326
1,149	VMware, Inc. (a)(b)	30,609
		4,341,392

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail - 2.61%
926	Abercrombie & Fitch Co. -
	Class A (b)	$36,531
1,371	Advance Auto Parts, Inc.	54,374
974	Aeropostale, Inc. (a)(b)	31,275
2,971	American Eagle Outfitters	45,308
713	AutoZone, Inc. (a)	87,941
3,246	Bed Bath & Beyond, Inc. (a)	101,957
7,830	Best Buy Co., Inc. (b)	293,625
1,292	The Childrens Place Retail Stores,
	Inc. (a)(b)	43,088
1,078	Dick’s Sporting Goods, Inc. (a)	21,107
1,314	GameStop Corp. (a)	44,952
11,850	The Gap Inc. (b)	210,693
551	O’Reilly Automotive, Inc. (a)	14,750
927	PetSmart, Inc. (b)	22,906
2,948	Ross Stores, Inc.	108,516
1,665	The Sherwin-Williams Co. (b)	95,171
15,800	Staples, Inc. (b)	355,500
826	Tiffany & Co.	29,340
9,974	The TJX Companies, Inc.	304,407
		1,901,441
	Textiles, Apparel & Luxury
	Goods - 1.08%
830	Coach, Inc. (a)(b)	20,783
520	Columbia Sportswear Co.	21,819
1,421	Fossil, Inc. (a)(b)	40,115
7,667	Nike, Inc.	512,922
1,191	Phillips-Van Heusen Corp.	45,151
565	Polo Ralph Lauren Corp. (b)	37,652
1,675	Skechers U.S.A., Inc.- Class A (a)	28,190
682	VF Corp.	52,726
656	Warnaco Group, Inc. (a)(b)	29,710
		789,068
	Thrifts & Mortgage Finance - 0.16%
1,658	Hudson City Bancorp, Inc. (b)	30,590
2,931	Peoples United Financial, Inc. (b)	56,422
2,356	TFS Financial Corp. (b)	29,497
		116,509
	Tobacco - 0.91%
2,559	Lorillard, Inc.	182,073
6,853	Philip Morris International, Inc.	329,629

Number of		Market
Shares		Value
	Tobacco (Continued)
1,896	UST, Inc.	$126,160
1,413	Vector Group Ltd.	24,954
		662,816
	Trading Companies &
	Distributors - 0.09%
544	Applied Industrial Technologies,
	Inc.	14,650
604	W.W. Grainger, Inc.	52,530
		67,180
	Water Utilities - 0.03%
583	California Water Service Group	22,445
	Wireless Telecommunication
	Services - 0.08%
601	American Tower Corp. - Class A (a)	21,618
1,478	MetroPCS Communications, Inc. (a)	20,677
454	NII Holdings, Inc. (a)(b)	17,216
		59,511
	Total Common Stocks
	(Cost $78,599,100)	71,259,655
	REAL ESTATE INVESTMENT
	TRUSTS - 0.46%
	Real Estate Investment
	Trusts - 0.46%
1,066	Annaly Mortgage Management, Inc.	14,338
858	Boston Properties, Inc.	80,360
705	Equity Residential	31,309
1,089	Plum Creek Timber Co., Inc. (b)	54,297
499	Potlatch Corp.	23,149
658	ProLogis	27,156
412	Public Storage, Inc.	40,792
411	Simon Property Group, Inc.	39,867
244	Vornado Realty Trust (b)	22,192
		333,460
	Total Real Estate Investment Trusts
	(Cost $318,248)	333,460
	SHORT TERM
	INVESTMENTS - 0.38%
	Short Term Investments - 0.38%
275,797	Federated Prime Obligations Fund,
	2.510% (c)	275,797
	Total Short Term Investments
	(Cost $275,798)	275,797

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 16.56%
	Money Market Funds - 16.56%
12,076,497	Mount Vernon Prime Portfolio	$12,076,497
	Total Mutual Funds
	(Cost $12,076,497)	12,076,497
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $12,076,497)	12,076,497
	Total Investments
	(Cost $91,269,643) - 115.08%	83,945,409
	Liabilities in Excess of Other
	Assets - (15.08)%	(11,000,884)
	TOTAL NET ASSETS - 100.00%	$72,944,525

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation
S&P 500 Mini Futures	22	$1,297,294	Dec-08	$(13,234)
				$(13,234)

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 96.40%
	Aerospace & Defense - 0.45%
4,650	Northrop Grumman Corp. (b)	$281,511
	Air Freight & Logistics - 0.12%
539	Atlas Air Worldwide Holdings,
	Inc. (a)	21,727
846	Ryder System, Inc.	52,452
		74,179
	Airlines - 1.01%
1,330	Alaska Air Group, Inc. (a)	27,119
19,882	AMR Corp. (a)(b)	195,241
7,231	Continental Airlines, Inc. (a)(b)	120,613
9,315	Delta Air Lines, Inc. (a)(b)	69,397
12,794	Northwest Airlines, Inc. (a)	115,530
6,296	UAL Corp. (b)	55,342
7,875	US Airways Group, Inc. (a)(b)	47,486
		630,728
	Auto Components - 1.45%
3,592	American Axle & Manufacturing
	Holdings, Inc.	19,253
2,744	ArvinMeritor, Inc.	35,782
1,454	Autoliv, Inc.	49,072
4,918	Cooper Tire & Rubber Co.	42,295
2,363	Exide Technologies (a)(b)	17,439
5,283	Federal Mogul Corp. (a)	66,302
17,550	Goodyear Tire & Rubber Co. (a)(b)	268,690
6,733	Lear Corp. (a)	70,696
2,169	Modine Manufacturing Co.	31,407
1,172	Stoneridge, Inc. (a)	13,185
2,717	Tenneco Automotive, Inc. (a)	28,882
14,880	TRW Automotive Holdings
	Corp. (a)	236,741
11,294	Visteon Corp. (a)	26,202
		905,946
	Automobiles - 1.50%
6,975	Fleetwood Enterprises, Inc. (a)	7,115
131,079	Ford Motor Co. (a)(b)	681,611
23,372	General Motors Corp. (b)	220,865
954	Thor Industries, Inc. (b)	23,678
		933,269
	Banks - 0.03%
698	PacWest Bancorp	19,956

Number of		Market
Shares		Value
	Beverages - 0.66%
484	Coca-Cola Bottling Co.	$21,132
13,766	Coca-Cola Enterprises, Inc.	230,856
2,700	Dr Pepper Snapple Group, Inc. (a)	71,496
2,437	Pepsi Bottling Group, Inc.	71,087
874	PepsiAmericas, Inc.	18,109
		412,680
	Building Products - 0.72%
1,965	Armstrong World Industries, Inc.	56,788
3,331	Builders FirstSource, Inc. (a)(b)	19,953
1,777	Lennox International, Inc.	59,121
10,582	Masco Corp. (b)	189,841
2,542	Owens Corning (a)	60,779
2,351	USG Corp. (a)(b)	60,186
		446,668
	Capital Markets - 0.80%
1,327	Allied Capital Corp. (b)	14,332
3,601	Ameriprise Financial, Inc.	137,558
20,041	E*Trade Financial Corp. (a)(b)	56,115
1,078	Legg Mason, Inc. (b)	41,029
3,091	Merrill Lynch & Co., Inc. (b)	78,202
9,304	MF Global Ltd. (a)(b)	40,379
5,563	Morgan Stanley	127,949
		495,564
	Chemicals - 2.20%
908	A. Schulman, Inc.	17,960
832	Arch Chemicals, Inc. (b)	29,370
2,866	Ashland, Inc.	83,802
622	Cabot Corp.	19,767
4,329	Chemtura Corp. (b)	19,740
23,698	The Dow Chemical Co. (b)	753,122
1,664	Eastman Chemical Co.	91,620
1,211	Ferro Corp.	24,341
717	GenTek, Inc. (a)	18,434
854	H.B. Fuller Co.	17,823
6,244	Huntsman Corp.	78,674
711	Lubrizol Corp.	30,673
653	OM Group, Inc. (a)(b)	14,692
2,680	PolyOne Corp. (a)	17,286
1,875	PPG Industries, Inc.	109,350
1,079	The Scotts Miracle-Gro Co. (b)	25,508
861	Valspar Corp.	19,192
		1,371,354

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks - 12.08%
519	1st Source Corp.	$12,196
1,664	Associated Banc-Corp.	33,197
977	BancorpSouth, Inc. (b)	27,483
67,975	Bank of America Corp.	2,379,125
11,706	BB&T Corp. (b)	442,487
551	Cathay General Bancorp	13,114
709	City National Corp.	38,499
5,421	The Colonial BancGroup, Inc. (b)	42,609
4,142	Comerica, Inc. (b)	135,816
12,315	Fifth Third Bancorp (b)	146,548
3,028	First Horizon National Corp. (b)	28,342
737	First Midwest Bancorp, Inc.	17,865
1,483	FirstMerit Corp. (b)	31,143
3,249	Fulton Financial Corp. (b)	35,447
11,015	Huntington Bancshares, Inc. (b)	88,010
15,008	KeyCorp (b)	179,196
979	M&T Bank Corp. (b)	87,376
5,030	Marshall & Ilsley Corp. (b)	101,354
37,300	National City Corp. (b)	65,275
268	Park National Corp. (b)	20,904
2,589	PNC Financial Services Group (b)	193,398
9,503	Popular, Inc. (b)	78,780
17,696	Regions Financial Corp. (b)	169,882
574	S&T Bancorp, Inc.	21,140
3,119	The South Financial Group, Inc. (b)	22,862
4,888	SunTrust Banks, Inc. (b)	219,911
11,425	Synovus Financial Corp. (b)	118,249
2,380	TCF Financial Corp.	42,840
795	Trustmark Corp. (b)	16,488
18,718	U.S. Bancorp (b)	674,222
1,659	UnionBanCal Corp.	121,588
642	United Bankshares, Inc. (b)	22,470
52,894	Wachovia Corp. (b)	185,129
41,818	Wells Fargo & Co. (b)	1,569,430
1,037	Whitney Holding Corp. (b)	25,147
1,154	Wilmington Trust Corp. (b)	33,270
2,262	Zions Bancorporation (b)	87,539
		7,528,331
	Commercial Services &
	Supplies - 1.49%
1,176	ABM Industries, Inc.	25,684
2,320	ACCO Brands Corp. (a)	17,493
10,642	Allied Waste Industries, Inc. (a)	118,232

Number of		Market
Shares		Value
	Commercial Services &
	Supplies (Continued)
9,788	Avis Budget Group (a)	$56,183
1,854	Career Education Corp. (a)	30,313
797	CDI Corp.	17,797
1,107	Deluxe Corp.	15,930
1,919	HNI Corp. (b)	48,627
1,980	IKON Office Solutions, Inc. (b)	33,680
3,519	Kelly Services, Inc.- Class A	67,037
4,955	Manpower, Inc.	213,858
1,746	PHH Corp. (a)(b)	23,204
2,240	RR Donnelley & Sons Co.	54,947
1,869	RSC Holdings, Inc. (a)	21,232
4,476	Steelcase, Inc.	48,117
1,668	TrueBlue, Inc. (a)	26,955
2,014	United Rentals, Inc. (a)	30,693
549	United Stationers, Inc. (a)	26,259
882	Viad Corp.	25,393
2,695	Volt Information Sciences, Inc. (a)(b)	24,201
		925,835
	Communications Equipment - 0.50%
40,097	Motorola, Inc.	286,293
5,649	Tellabs, Inc. (a)	22,935
		309,228
	Computers & Peripherals - 0.56%
2,309	Lexmark International, Inc. (a)	75,204
1,520	SanDisk Corp. (a)	29,716
9,294	Seagate Technology (b)	112,644
17,092	Sun Microsystems, Inc. (a)	129,899
		347,463
	Construction & Engineering - 0.18%
1,690	EMCOR Group, Inc. (a)	44,481
703	Granite Construction, Inc. (b)	25,181
751	Perini Corp. (a)	19,368
655	URS Corp. (a)	24,019
		113,049
	Consumer Finance - 0.62%
4,093	Capital One Financial Corp. (b)	208,743
3,262	CompuCredit Corp. (a)	12,787
10,600	Discover Financial Services (b)	146,492
1,257	SLM Corp. (a)(b)	15,511
		383,533

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Containers & Packaging - 0.48%
1,993	Bemis Co. (b)	$52,237
6,514	Graphic Packaging Holding Co. (a)	16,285
1,524	Sealed Air Corp.	33,513
9,665	Smurfit-Stone Container Corp. (a)	45,425
1,063	Sonoco Products Co.	31,550
7,896	Temple-Inland, Inc.	120,493
		299,503
	Distributors - 0.24%
1,491	Core-Mark Holding Co., Inc. (a)	37,260
2,140	Genuine Parts Co.	86,049
770	WESCO International, Inc. (a)(b)	24,779
		148,088
	Diversified Consumer Services - 0.03%
718	Regis Corp.	19,745
	Diversified Financial Services - 7.21%
3,922	CIT Group, Inc. (b)	27,297
93,835	Citigroup, Inc.	1,924,556
50,490	J.P. Morgan Chase & Co.	2,357,883
4,122	Principal Financial Group, Inc.	179,266
		4,489,002
	Diversified Telecommunication
	Services - 5.03%
947	CenturyTel, Inc.	34,708
1,938	Embarq Corp.	78,586
5,175	Frontier Communications Corp. (b)	59,512
55,319	Qwest Communications
	International (b)	178,680
52,805	Sprint Corp.	322,111
76,747	Verizon Communications, Inc.	2,462,811
		3,136,408
	Electric Utilities - 4.68%
2,602	Alliant Energy Corp.	83,810
3,091	Ameren Corp. (b)	120,642
5,875	American Electric Power Company,
	Inc.	217,551
4,073	CenterPoint Energy, Inc.	59,344
7,836	Consolidated Edison, Inc. (b)	336,634
6,685	DTE Energy Co. (b)	268,202
1,647	Great Plains Energy, Inc.	36,596
3,634	Hawaiian Electric Industries,
	Inc. (b)	105,786

Number of		Market
Shares		Value
	Electric Utilities (Continued)
660	IDACORP, Inc.	$19,199
2,349	Northeast Utilities (b)	60,252
2,332	NSTAR	78,122
1,503	OGE Energy Corp.	46,413
3,634	Pepco Holdings, Inc. (b)	83,255
7,608	PG&E Corp.	284,920
3,338	Pinnacle West Capital Corp. (b)	114,860
1,100	Portland General Electric Co.	26,026
3,720	Progress Energy, Inc. (b)	160,444
1,285	Puget Energy, Inc.	34,309
7,628	Reliant Energy, Inc. (a)	56,066
2,351	Sierra Pacific Resources	22,523
8,778	The Southern Co. (b)	330,843
2,876	TECO Energy, Inc.	45,239
1,142	Westar Energy, Inc.	26,312
1,264	Wisconsin Energy Corp.	56,754
12,031	Xcel Energy, Inc.	240,500
		2,914,602
	Electrical Equipment - 0.08%
651	AO Smith Corp.	25,512
675	Hubbell, Inc.	23,659
		49,171
	Electronic Equipment &
	Instruments - 1.48%
311	Anixter International, Inc. (a)	18,508
2,805	Arrow Electronics, Inc. (a)	73,547
2,970	Avnet, Inc. (a)	73,151
1,833	AVX Corp.	18,678
1,365	Benchmark Electronics, Inc. (a)	19,219
14,537	Ingram Micro, Inc. (a)	233,610
2,095	Insight Enterprises, Inc. (a)	28,094
3,402	Jabil Circuit, Inc.	32,455
3,121	PC Connection, Inc. (a)	20,879
46,434	Sanmina-SCI Corporation (a)	65,008
883	SYNNEX Corp. (a)	19,726
9,146	Tech Data Corp. (a)	273,008
1,286	Technitrol, Inc.	19,020
3,996	Vishay Intertechnology, Inc. (a)	26,454
		921,357
	Energy Equipment & Services - 0.10%
936	Exterran Holdings, Inc. (a)(b)	29,914
387	SEACOR Holdings, Inc. (a)(b)	30,554
		60,468

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing - 1.86%
1,892	Casey’s General Stores, Inc.	$57,082
1,783	Great Atlantic & Pacific Tea Co. (a)	19,292
799	Ingles Markets, Inc.	18,241
18,908	The Kroger Co. (b)	519,592
634	Longs Drug Stores Corp.	47,956
445	Nash Finch Co. (b)	19,188
20,768	Rite Aid Corp. (a)(b)	17,445
12,222	Safeway, Inc. (b)	289,906
5,904	Supervalu, Inc. (b)	128,117
706	Weis Markets, Inc.	25,423
1,317	Winn Dixie Stores, Inc. (a)	18,306
		1,160,548
	Food Products - 1.79%
5,776	Archer-Daniels-Midland Co. (b)	126,552
2,028	Chiquita Brands International,
	Inc. (a)(b)	32,063
5,681	ConAgra Foods, Inc.	110,552
2,387	Dean Foods Co. (a)(b)	55,761
2,570	Del Monte Foods Co. (b)	20,046
821	Fresh Del Monte Produce, Inc. (a)	18,226
11,021	Kraft Foods, Inc. - Class A	360,938
21,643	Sara Lee Corp.	273,351
1,291	Smithfield Foods, Inc. (a)(b)	20,501
8,134	Tyson Foods, Inc.	97,120
		1,115,110
	Gas Utilities - 0.69%
1,647	AGL Resources, Inc. (b)	51,683
1,246	Atmos Energy Corp.	33,169
421	The Laclede Group Inc.	20,414
917	New Jersey Resources Corp.	32,911
985	Nicor, Inc. (b)	43,685
6,457	NiSource, Inc.	95,305
395	Northwest Natural Gas Co.	20,540
641	Piedmont Natural Gas Co. (b)	20,486
653	Southwest Gas Corp. (b)	19,760
2,582	UGI Corp.	66,564
809	WGL Holdings, Inc.	26,252
		430,769
	Health Care Equipment &
	Supplies - 0.04%
890	Hill-Rom Holdings, Inc.	26,976

Number of		Market
Shares		Value
	Health Care Providers &
	Services - 5.51%
1,266	AMERIGROUP Corp. (a)(b)	$31,954
8,322	AmerisourceBergen Corp.	313,323
10,179	Cardinal Health, Inc.	501,621
888	Centene Corp. (a)	18,213
9,372	Cigna Corp.	318,461
1,834	Coventry Health Care, Inc. (a)	59,697
5,614	Health Management Associates,
	Inc. - Class A (a)	23,354
4,361	Health Net, Inc. (a)	102,920
4,532	Humana, Inc. (a)	186,718
3,127	Kindred Healthcare, Inc. (a)(b)	86,211
616	LifePoint Hospitals, Inc. (a)(b)	19,798
806	Magellan Health Services, Inc. (a)	33,094
8,755	McKesson Corp. (b)	471,107
1,152	Molina Healthcare, Inc. (a)(b)	35,712
1,174	Omnicare, Inc. (b)	33,776
11,108	Tenet Healthcare Corp. (a)(b)	61,649
1,201	Triple-S Management Corp. (a)	19,564
18,145	UnitedHealth Group, Inc.	460,702
523	WellCare Health Plans, Inc. (a)	18,828
13,592	Wellpoint, Inc. (a)	635,698
		3,432,400
	Hotels, Restaurants & Leisure - 0.49%
2,017	Boyd Gaming Corp. (b)	18,879
1,432	Brinker International, Inc.	25,618
721	CBRL Group, Inc.	18,962
2,144	Domino’s Pizza, Inc. (a)	26,028
1,126	Jack in the Box, Inc. (a)	23,759
2,451	MGM Mirage (a)(b)	69,854
1,609	Royal Caribbean Cruises Ltd.	33,387
2,128	Wendy’s International, Inc.	47,571
2,717	Wyndham Worldwide Corp.	42,684
		306,742
	Household Durables - 1.78%
1,581	American Greetings Corp.	24,174
4,502	Beazer Homes USA, Inc. (a)(b)	26,922
2,333	The Black & Decker Corp.	141,730
1,807	Centex Corp.	29,273
8,072	D.R. Horton, Inc.	105,097
1,372	Ethan Allen Interiors, Inc. (b)	38,443
1,464	Fortune Brands, Inc.	83,975
2,394	Hovnanian Enterprises, Inc. (a)(b)	19,128

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Household Durables (Continued)
1,347	KB Home (b)	$26,509
1,130	Kimball International, Inc. - Class B	12,204
2,348	Leggett & Platt, Inc. (b)	51,163
2,949	Lennar Corp. (b)	44,795
515	MDC Holdings, Inc.	18,844
773	Mohawk Industries, Inc. (a)(b)	52,092
2,603	Newell Rubbermaid, Inc.	44,928
122	NVR, Inc. (a)	69,784
3,107	Pulte Homes, Inc.	43,405
5,570	Standard-Pacific Corp. (b)	27,349
733	The Stanley Works	30,595
2,194	Toll Brothers, Inc. (a)	55,355
2,086	Whirlpool Corp. (b)	165,399
		1,111,164
	Independent Power Producers &
	Energy Traders – 0.10%
5,562	The AES Corp. (a)	65,020
	Industrial Conglomerates - 0.75%
123	Alleghany Corp. (a)	44,895
576	Carlisle Companies, Inc.	17,263
11,623	Tyco International Ltd.	407,037
		469,195
	Insurance - 11.91%
1,426	Allied World Assurance Holdings,
	Ltd.	50,652
15,535	The Allstate Corp.	716,474
2,817	American Financial Group, Inc.	83,101
79,551	American International Group, Inc.	264,905
437	American National Insurance
	Company	37,726
1,186	Arch Capital Group Ltd. (a)	86,614
856	Argo Group International Holdings,
	Ltd. (a)	31,544
1,587	Aspen Insurance Holdings Ltd.	43,643
2,683	Axis Capital Holdings Ltd.	85,078
6,044	Chubb Corp.	331,816
7,606	Cincinnati Financial Corp.	216,315
5,446	CNA Financial Corp. (b)	142,903
1,094	CNA Surety Corp. (a)(b)	18,270
8,221	Conseco, Inc. (a)	28,938
872	Delphi Financial Group	24,451

Number of		Market
Shares		Value
	Insurance (Continued)
1,414	Endurance Specialty Holdings
	Ltd. (b)	$43,721
1,101	Everest Re Group Ltd.	95,270
673	FBL Financial Group, Inc.	18,770
12,327	Fidelity National Financial, Inc.	181,207
2,835	First American Corp. (b)	83,632
845	The Hanover Insurance Group, Inc.	38,464
890	Harleysville Group, Inc. (b)	33,642
7,741	Hartford Financial Services Group,
	Inc. (b)	317,304
1,822	HCC Insurance Holdings, Inc.	49,194
620	Infinity Property & Casualty
	Corp. (b)	25,544
384	Kansas City Life Insurance Co.	17,664
4,466	Lincoln National Corp.	191,189
261	Markel Corp. (a)	91,741
831	Max Capital Group Ltd. (b)	19,304
2,080	Mercury General Corp.	113,880
11,059	MetLife, Inc.	619,304
3,075	Montpelier Re Holdings Ltd.	50,768
78	National Western Life Insurance
	Co.	18,881
2,658	Nationwide Financial Services	131,119
1,251	Odyssey Re Holdings Corp.	54,794
7,674	Old Republic International
	Corp. (b)	97,843
2,237	OneBeacon Insurance Group, Ltd.	47,313
2,127	PartnerRe Ltd. (b)	144,827
6,089	The Phoenix Companies, Inc. (b)	56,262
952	Platinum Underwriters Holdings
	Ltd. (b)	33,777
472	ProAssurance Corp. (a)(b)	26,432
24,322	Progressive Corp.	423,203
1,544	Protective Life Corp.	44,019
7,383	Prudential Financial, Inc.	531,576
1,191	Reinsurance Group of America,
	Inc. (b)	64,314
928	RenaissanceRe Holdings Ltd.	48,256
613	Safety Insurance Group, Inc. (b)	23,251
1,878	Selective Insurance Group	43,044
633	State Auto Financial Corp.	18,401
1,952	Transatlantic Holdings, Inc.	106,091
14,805	Travelers Companies, Inc.	669,186
632	United Fire & Casualty Co.	18,069

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
4,525	Unitrin, Inc.	$112,854
1,574	Universal American Financial
	Corp. (a)	19,187
6,042	UnumProvident Corp. (b)	151,654
169	White Mountains Insurance Group
	Ltd.	79,388
4,093	WR Berkley Corp.	96,390
9,850	XL Capital Ltd. (b)	176,709
827	Zenith National Insurance Corp.	30,301
		7,420,169
	Internet & Catalog Retail - 0.37%
2,684	Expedia, Inc. (a)(b)	40,555
9,325	Liberty Media Corp. (a)	120,386
4,002	Liberty Media Corp. (a)	53,547
1,247	Systemax, Inc. (b)	17,533
		232,021
	Internet Software & Services - 0.17%
2,362	EarthLink, Inc. (a)	20,077
4,774	IAC/InterActiveCorp (a)	82,590
		102,667
	IT Services - 0.46%
5,035	Computer Sciences Corp. (a)	202,357
2,250	Convergys Corp. (a)	33,255
1,373	Fidelity National Information
	Services, Inc.	25,346
9,950	Unisys Corp. (a)	27,362
		288,320
	Leisure Equipment & Products - 0.29%
4,840	Brunswick Corp. (b)	61,904
7,703	Eastman Kodak Co.	118,472
		180,376
	Life Sciences Tools & Services - 0.03%
2,715	Cambrex Corp. (a)	16,697
	Machinery - 0.51%
4,957	Ingersoll-Rand Co.	154,510
2,177	Mueller Industries, Inc.	50,093
344	NACCO Industries, Inc.	32,515
2,090	Timken Co.	59,251
655	Watts Water Technologies, Inc.	17,914
		314,283

Number of		Market
Shares		Value
	Media - 4.75%
6,038	Belo Corp. (b)	$35,987
21,865	CBS Corp. (b)	318,792
52,661	Comcast Corp. (b)	1,033,735
1,989	Cox Radio, Inc. - Class A (a)	21,004
4,869	The E.W. Scripps Co.	34,424
4,875	Gannett Co., Inc. (b)	82,436
1,502	Hearst-Argyle Television, Inc.	33,540
8,379	Interpublic Group of Companies,
	Inc. (a)	64,937
1,378	Liberty Global, Inc. (a)	41,753
5,827	McClatchy Co. (b)	25,639
930	Meredith Corp. (b)	26,077
3,259	New York Times Co. (b)	46,571
13,920	Regal Entertainment Group	219,658
711	Scholastic Corp. (b)	18,259
12,616	Time Warner Cable, Inc. (a)(b)	305,307
43,843	Time Warner, Inc.	574,782
505	Value Line, Inc.	16,912
2,447	Virgin Media, Inc. (b)	19,331
5,155	Warner Music Group Corp.	39,178
		2,958,322
	Metals & Mining - 0.11%
4,947	USEC, Inc. (a)(b)	26,763
2,680	Worthington Industries	40,039
		66,802
	Multiline Retail - 1.62%
1,602	Dillard’s, Inc. (b)	18,903
10,826	J.C. Penney Co., Inc.	360,939
8,799	Macy’s, Inc.	158,206
4,800	Retail Ventures, Inc. (a)	18,720
3,224	Saks, Inc. (a)(b)	29,822
4,534	Sears Holdings Corp. (a)(b)	423,929
		1,010,519
	Multi-Utilities - 1.30%
932	Avista Corp.	20,234
3,602	CMS Energy Corp. (b)	44,917
31,948	Duke Energy Corp.	556,854
782	Integrys Energy Group, Inc.	39,053
1,069	Oneok, Inc.	36,773
1,685	SCANA Corp.	65,597
1,659	Vectren Corp.	46,203
		809,631

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas - 4.72%
1,986	Alon USA Energy, Inc.	$26,771
19,756	ConocoPhillips	1,447,127
3,385	CVR Energy, Inc. (a)	28,840
1,383	Frontier Oil Corp.	25,475
866	Holly Corp.	25,045
6,703	Marathon Oil Corp.	267,249
266	Overseas Shipholding Group, Inc.	15,510
524	Stone Energy Corp. (a)(b)	22,181
9,896	Sunoco, Inc. (b)	352,100
2,718	Tesoro Petroleum Corp.	44,820
20,051	Valero Energy Corp.	607,545
3,330	World Fuel Services Corp.	76,690
		2,939,353
	Paper & Forest Products - 1.33%
15,470	Domtar Corp. (a)	71,162
1,807	Glatfelter	24,467
13,604	International Paper Co. (b)	356,153
2,672	Louisiana-Pacific Corp. (b)	24,850
4,936	MeadWestvaco Corp. (b)	115,058
3,904	Weyerhaeuser Co. (b)	236,504
		828,194
	Personal Products - 0.19%
4,407	Alberto-Culver Co.	120,047
	Pharmaceuticals - 2.52%
2,447	King Pharmaceuticals, Inc. (a)(b)	23,442
83,701	Pfizer, Inc.	1,543,447
		1,566,889
	Road & Rail - 0.43%
848	AMERCO (a)	35,557
1,228	Arkansas Best Corp. (b)	41,371
576	Con-Way, Inc.	25,407
13,033	Hertz Global Holdings, Inc. (a)(b)	98,660
1,210	Werner Enterprises, Inc.	26,269
3,403	YRC Worldwide, Inc. (a)(b)	40,700
		267,964
	Semiconductor & Semiconductor
	Equipment - 0.24%
9,473	Advanced Micro Devices,
	Inc. (a)(b)	49,733
3,204	Amkor Technology, Inc. (a)	20,409
5,581	Atmel Corp. (a)	18,920

Number of		Market
Shares		Value
	Semiconductor & Semiconductor
	Equipment (Continued)
5,625	Micron Technology, Inc. (a)	$22,781
2,017	Novellus Systems, Inc. (a)	39,614
		151,457
	Software - 0.06%
5,581	Cadence Design Systems,
	Inc. (a)(b)	37,728
	Specialty Retail - 3.98%
2,685	AnnTaylor Stores Corp. (a)(b)	55,418
24,690	AutoNation, Inc. (a)(b)	277,516
1,755	Barnes & Noble, Inc. (b)	45,770
15,635	Blockbuster, Inc. (a)(b)	32,052
2,897	Borders Group, Inc.	19,004
1,211	Brown Shoe Co., Inc. (b)	19,836
2,222	CarMax, Inc. (a)(b)	31,108
1,123	The Cato Corp.	19,709
11,756	Charming Shoppes, Inc. (a)	57,487
12,555	Circuit City Stores, Inc.	9,542
1,379	Dress Barn, Inc. (a)	21,085
1,916	DSW, Inc. (a)(b)	26,249
2,661	The Finish Line, Inc.	26,583
2,854	Foot Locker, Inc. (b)	46,121
35,589	Home Depot, Inc. (b)	921,399
822	Jo-Ann Stores, Inc. (a)	17,246
8,789	Limited Brands, Inc. (b)	152,225
9,084	Lowe’s Companies, Inc.	215,200
21,388	Office Depot, Inc. (a)	124,478
3,605	OfficeMax, Inc. (b)	32,048
2,409	Pacific Sunwear Of California,
	Inc. (a)(b)	16,213
1,974	Penske Automotive Group, Inc. (b)	22,642
2,626	PEP Boys (b)	16,229
3,148	RadioShack Corp.	54,397
1,434	Rent-A-Center, Inc. (a)	31,950
1,498	Rush Enterprises, Inc. - Class A (a)	19,174
1,760	Sonic Automotive, Inc. (b)	14,890
6,624	Stein Mart, Inc.	25,900
622	Tractor Supply Co. (a)	26,155
1,489	Tween Brands, Inc. (a)	14,577
4,174	Williams-Sonoma, Inc. (b)	67,535
776	Zale Corp. (a)(b)	19,400
		2,479,138

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury
	Goods - 0.27%
1,702	Carter’s, Inc. (a)	$33,580
1,896	Hanesbrands, Inc. (a)(b)	41,238
2,197	Jones Apparel Group, Inc. (b)	40,667
1,889	Liz Claiborne, Inc.	31,036
1,223	Timberland Co. (a)	21,244
		167,765
	Thrifts & Mortgage Finance - 0.48%
1,911	Astoria Financial Corp.	39,615
3,376	Corus Bankshares, Inc. (b)	13,673
10,341	Fannie Mae	15,822
8,622	Federal Home Loan Mortgage
	Corp.	14,744
1,264	First Niagara Financial Group,
	Inc. (b)	19,908
5,732	New York Community Bancorp,
	Inc.	96,240
1,267	Provident Financial Services,
	Inc. (b)	20,918
7,452	Sovereign Bancorp, Inc. (b)	29,435
1,302	Washington Federal, Inc. (b)	24,022
78,820	Washington Mutual, Inc. (b)	6,463
784	Webster Financial Corp. (b)	19,796
		300,636
	Tobacco - 3.59%
97,557	Altria Group, Inc.	1,935,531
5,552	Reynolds American, Inc.	269,938
680	Universal Corp.	33,381
		2,238,850
	Water Utilities - 0.11%
3,092	American Water Works Co., Inc. (a)	66,478
	Wireless Telecommunication
	Services - 0.25%
2,391	Telephone & Data Systems, Inc.	85,478
959	United States Cellular Corp. (a)	44,997
2,512	USA Mobility, Inc.	27,632
		158,107
	Total Common Stocks
	(Cost $67,481,900)	60,057,975

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT
	TRUSTS - 0.41%
835	Apartment Investment &
	Management Co.	$29,242
685	Colonial Properties Trust	12,803
822	Duke Realty Corp.	20,205
3,701	DuPont Fabros Technology, Inc.	56,440
7,718	Friedman Billings Ramsey Group,
	Inc.	15,436
2,331	Host Hotels & Resorts, Inc. (b)	30,979
2,837	HRPT Properties Trust	19,547
3,232	iStar Financial, Inc. (b)	8,403
558	Liberty Property Trust	21,009
607	National Health Investors, Inc.	20,747
1,024	Redwood Trust, Inc.	22,251
		257,062
	Total Real Estate Investment Trusts
	(Cost $296,458)	257,062
	SHORT TERM
	INVESTMENTS - 1.63%
1,014,591	Federated Prime Obligations Fund,
	2.510% (c)	1,014,591
	Total Short Term Investments
	(Cost $1,014,591)	1,014,591
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 26.98%
	Money Market Funds - 26.98%
16,811,847	Mount Vernon Prime Portfolio	16,811,847
	Total Mutual Funds
	(Cost $16,811,847)	16,811,847
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $16,811,847)	16,811,847
	Total Investments
	(Cost $85,604,796) - 125.42%	78,141,475
	Liabilities in Excess of Other
	Assets - (25.42)%	(15,839,662)
	TOTAL NET ASSETS - 100.00%	$62,301,813

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation
S&P 500 Mini Futures	34	2,014,393	Dec-08	$(29,873)
				$(29,873)

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 92.72%
	Aerospace & Defense - 2.33%
495	AeroVironment, Inc. (a)	$15,815
167	American Science & Engineering, Inc.	9,975
479	Argon ST, Inc. (a)	11,252
188	Axsys Technologies, Inc. (a)	11,081
572	Ceradyne, Inc. (a)	20,970
1,034	Cubic Corp.	25,426
1,347	Curtiss-Wright Corp.	61,221
1,032	Esterline Technologies Corp. (a)	40,857
278	Heico Corp. (b)	9,124
417	Ladish, Inc. (a)	8,444
1,010	Moog, Inc. (a)	43,309
1,626	Orbital Sciences Corp. (a)	38,975
375	Stanley, Inc. (a)	13,841
		310,290
	Air Freight & Logistics - 0.52%
612	Dynamex, Inc. (a)	17,417
242	Forward Air Corp.	6,590
1,205	HUB Group, Inc. (a)	45,368
		69,375
	Airlines - 0.45%
722	Allegiant Travel Co. (a)	25,501
661	Copa Holdings, S.A.	21,483
1,366	Hawaiian Holdings, Inc. (a)	12,676
		59,660
	Auto Components - 0.90%
1,676	ATC Technology Corp. (a)	39,788
1,084	LKQ Corp. (a)	18,396
1,241	Midas, Inc. (a)	17,076
1,812	Sauer-Danfoss, Inc.	44,738
		119,998
	Beverages - 0.27%
468	Central European
	Distribution Corp. (a)(b)	21,252
480	Hansen Natural Corp. (a)	14,520
		35,772
	Biotechnology - 1.44%
2,236	Affymetrix, Inc. (a)	17,307
1,478	Albany Molecular Research, Inc. (a)	26,737
1,222	Alkermes, Inc. (a)	16,253
669	Emergent Biosolutions, Inc. (a)	8,757
1,026	ImClone Systems, Inc. (a)	64,063

Number of		Market
Shares		Value
	Biotechnology (Continued)
259	Kendle International, Inc. (a)	$11,580
471	Martek Biosciences Corp. (a)(b)	14,799
214	Myriad Genetics, Inc. (a)	13,884
844	PDL BioPharma Inc.	7,858
833	ViroPharma, Inc. (a)	10,929
		192,167
	Building Products - 0.24%
640	Aaon, Inc.	11,642
288	Ameron International Corp.	20,635
		32,277
	Capital Markets - 1.73%
1,293	BGC Partners, Inc. (a)	5,547
569	Cohen & Steers, Inc.	16,120
999	FCStone Group, Inc. (a)	17,972
537	Gamco Investors, Inc. (b)	31,844
1,884	GFI Group Inc. (b)	8,874
271	Greenhill & Co, Inc. (b)	19,986
911	Investment Technology Group, Inc. (a)	27,722
765	KBW, Inc. (a)	25,199
1,086	Lazard Ltd.	46,437
739	optionsXpress Holdings, Inc.	14,351
321	Stifel Financial Corp. (a)	16,018
		230,070
	Chemicals - 1.24%
1,158	Innophos Holdings, Inc.	28,232
1,156	Koppers Holdings, Inc.	43,246
668	LSB Industries, Inc. (a)	9,252
837	Minerals Technologies, Inc.	49,684
528	NewMarket Corp.	27,752
552	Solutia, Inc. (a)	7,728
		165,894
	Commercial Banks - 5.52%
653	BancFirst Corp. (b)	31,559
718	Bank of the Ozarks, Inc. (b)	19,386
854	BankFinancial Corp.	12,537
956	Beneficial Mutual Bancorp, Inc. (a)	12,093
470	City Holding Co.	19,857
2,099	CVB Financial Corp. (b)	29,176
439	First Financial Bankshares, Inc. (b)	22,775
623	First Financial Corp. (b)	29,269
1,232	Glacier Bancorp, Inc. (b)	30,517
925	Hampton Roads Bankshares, Inc.	9,435

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
566	Hancock Holding Co.	$28,866
238	IBERIABANK Corp.	12,578
791	Independent Bank Corp.	24,655
1,453	Investors Bancorp, Inc. (a)(b)	21,868
616	Lakeland Financial Corp. (b)	13,527
3,166	National Penn Bancshares, Inc.	46,224
933	Northfield Bancorp, Inc. (a)	11,299
506	Pinnacle Financial Partners, Inc. (a)	15,585
462	PrivateBancorp, Inc. (b)	19,247
1,004	Prosperity Bancshares, Inc. (b)	34,126
416	Republic Bancorp Inc.	12,613
330	SCBT Financial Corp.	12,408
615	Signature Bank (a)	21,451
832	Simmons First National Corp.	29,619
565	Smithtown Bancorp, Inc.	12,712
513	Southside Bancshares, Inc.	12,928
2,057	Sterling Bancshares, Inc.	21,496
453	Suffolk Bancorp (b)	17,853
993	SVB Financial Group (a)	57,515
531	SY Bancorp, Inc.	16,259
768	Texas Capital Bancshares, Inc. (a)(b)	15,944
462	Tompkins Financial Corp.	23,331
653	Westamerica Bancorporation (b)	37,567
		736,275
	Commercial Services & Supplies - 7.07%
1,326	Administaff, Inc.	36,094
925	American Reprographics Co. (a)	15,956
974	Brady Corp.	34,363
2,723	CBIZ, Inc. (a)	23,009
476	Clean Harbors, Inc. (a)	32,154
924	Copart, Inc. (a)(b)	35,112
3,410	Corinthian Colleges, Inc. (a)(b)	51,150
437	Cornell Cos., Inc. (a)	11,878
912	The Corporate Executive Board Co.	28,500
579	CRA International, Inc. (a)	15,911
2,488	EnergySolutions, Inc.	24,880
2,132	First Advantage Corp. (a)	29,955
337	FTI Consulting, Inc. (a)	24,345
619	The Geo Group Inc. (a)	12,510
2,340	Healthcare Services Group	42,799
705	Heidrick & Struggles International, Inc.	21,256
567	IHS, Inc. (a)	27,012
528	ITT Educational Services, Inc. (a)	42,720

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
2,349	Korn/Ferry International (a)	$41,859
528	Layne Christensen Co. (a)	18,707
415	M&F Worldwide Corp. (a)	16,600
787	McGrath RentCorp	22,681
789	Mobile Mini, Inc. (a)(b)	15,251
2,035	Navigant Consulting, Inc. (a)	40,476
1,408	Pike Electric Corp. (a)	20,740
409	Pre-Paid Legal Services, Inc. (a)(b)	16,875
1,708	Sotheby’s (b)	34,262
653	Standard Parking Corp. (a)	14,510
555	Stericycle, Inc. (a)(b)	32,695
83	Strayer Education, Inc.	16,621
3,900	TeleTech Holdings, Inc. (a)	48,516
1,312	Waste Connections, Inc. (a)(b)	45,002
971	Watson Wyatt Worldwide, Inc.	48,288
		942,687
	Communications Equipment - 3.58%
10,401	3Com Corp. (a)	24,234
1,774	ADTRAN, Inc. (b)	34,575
3,190	Airvana, Inc. (a)	18,789
3,563	Arris Group, Inc. (a)	27,542
1,899	Avocent Corp. (a)	38,854
1,211	Ciena Corp. (a)(b)	12,207
1,152	Comtech Telecommunications
	Corp. (a)(b)	56,725
710	EMS Technologies, Inc. (a)	15,840
4,865	Extreme Networks, Inc. (a)	16,395
663	F5 Networks, Inc. (a)(b)	15,501
1,449	Foundry Networks, Inc. (a)(b)	26,386
1,601	Harmonic, Inc. (a)	13,529
465	Hughes Communications, Inc. (a)	17,066
645	InterDigital, Inc. (a)	15,512
2,119	Ixia (a)	15,617
1,926	JDS Uniphase Corp. (a)	16,294
2,717	Opnext, Inc. (a)	12,471
4,111	Powerwave Technologies, Inc. (a)(b)	16,280
743	Riverbed Technology, Inc. (a)	9,302
2,598	Sonus Networks, Inc. (a)(b)	7,482
3,553	Sycamore Networks, Inc. (a)	11,476
1,778	Tekelec (a)	24,874
1,283	ViaSat, Inc. (a)	30,253
		477,204

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Computers & Peripherals - 0.96%
3,455	Emulex Corp. (a)	$36,865
2,260	Intermec, Inc. (a)	44,386
2,012	Novatel Wireless, Inc. (a)	12,193
3,619	Palm, Inc. (b)	21,605
1,499	Super Micro Computer, Inc. (a)	13,506
		128,555
	Construction & Engineering - 0.56%
1,992	Great Lakes Dredge & Dock Corp..	12,569
3,239	MasTec, Inc. (a)	43,046
959	Orion Marine Group, Inc. (a)	10,060
224	Texas Industries, Inc. (b)	9,153
		74,828
	Consumer Finance - 0.39%
473	Cash America International, Inc.	17,047
891	Dollar Financial Corp. (a)	13,712
665	EZCORP, Inc. (a)	12,502
624	First Cash Financial Services, Inc. (a)	9,360
		52,621
	Diversified Consumer Services - 0.53%
929	Lincoln Educational Services Corp. (a)	12,291
1,096	Steiner Leisure Ltd. (a)	37,680
1,232	Universal Technical
	Institute, Inc. (a)(b)	21,018
		70,989
	Diversified Financial Services - 0.28%
1,738	Assured Guaranty Ltd.	28,260
1,139	MarketAxess Holdings, Inc. (a)	9,192
		37,452
	Diversified Telecommunication Services - 1.14%
1,245	Cbeyond Communications, Inc. (a)(b)	17,916
2,193	Global Crossing Ltd. (a)	33,246
777	Neustar, Inc. (a)(b)	15,454
626	NTELOS Holdings Corp.	16,833
5,443	PAETEC Holding Corp. (a)	11,702
1,082	Premiere Global Services, Inc. (a)	15,213
937	Shenandoah Telecom Co.	20,680
1,963	tw telecom inc. (a)	20,396
		151,440
	Electric Utilities - 0.40%
274	ITC Holdings Corp. (b)	14,185
1,287	Otter Tail Corp.	39,549
		53,734

Number of		Market
Shares		Value
	Electrical Equipment - 2.18%
220	AZZ, Inc. (a)	$9,101
826	Baldor Electric Co.	23,797
1,430	C&D Technologies, Inc. (a)(b)	8,122
1,975	EnerSys (a)	38,927
60	First Solar, Inc. (a)	11,335
357	Franklin Electric Co., Inc.	15,904
2,506	GrafTech International Ltd. (a)	37,866
268	II-VI, Inc. (a)	10,361
765	LaBarge, Inc. (a)	11,521
254	Ormat Technologies, Inc.	9,228
953	Polypore International, Inc. (a)	20,499
290	Powell Industries, Inc. (a)	11,835
814	Regal-Beloit Corp.	34,611
2,158	Vicor Corp.	19,163
798	Woodward Governor Co.	28,146
		290,416
	Electronic Equipment & Instruments - 3.57%
1,468	Checkpoint Systems, Inc. (a)	27,628
1,283	Cogent, Inc. (a)	13,112
1,286	Cognex Corp.	25,926
684	Daktronics, Inc. (b)	11,395
1,120	Dolby Laboratories, Inc. (a)	39,413
1,190	Electro Rent Corp.	15,982
1,513	Electro Scientific Industries, Inc. (a)	21,515
991	FLIR Systems, Inc. (a)	38,074
857	L-1 Identity Solutions, Inc. (a)	13,095
1,284	Littelfuse, Inc. (a)	38,173
540	MTS Systems Corp.	22,734
989	Multi-Fineline Electronix, Inc. (a)(b)	14,627
364	National Instruments Corp. (b)	10,938
1,771	Newport Corp. (a)	19,091
360	Rofin-Sinar Technologies, Inc. (a)	11,020
373	Rogers Corp. (a)	13,793
1,467	Scansource, Inc. (a)(b)	42,235
159	SunPower Corp. (a)(b)	11,278
993	Trimble Navigation Ltd. (a)	25,679
1,879	TTM Technologies, Inc. (a)	18,640
655	Veeco Instruments, Inc. (a)	9,701
1,135	Zebra Technologies Corp. (a)(b)	31,610
		475,659
	Energy Equipment & Services - 2.86%
877	Allis Chalmers Energy, Inc. (a)(b)	11,094
437	Atwood Oceanics, Inc. (a)	15,907

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
759	Basic Energy Services, Inc. (a)	$16,167
775	Bristow Group, Inc. (a)	26,226
1,905	Cal Dive International, Inc. (a)(b)	20,193
153	CARBO Ceramics, Inc.	7,896
478	Dril-Quip, Inc. (a)	20,740
265	Gulf Island Fabrication, Inc.	9,135
395	GulfMark Offshore, Inc. (a)	17,728
221	Helmerich & Payne, Inc.	9,545
561	Hornbeck Offshore Services, Inc. (a)	21,666
1,527	ION Geophysical Corp. (a)	21,668
240	Lufkin Industries, Inc.	19,044
809	Matrix Service Co. (a)	15,452
460	NATCO Group, Inc. (a)	18,483
2,445	Newpark Resources, Inc. (a)	17,848
2,745	Parker Drilling Co. (a)(b)	22,015
404	PHI, Inc. (a)	14,920
895	Pioneer Drilling Co. (a)	11,903
893	RPC, Inc. (b)	12,556
303	Superior Well Services, Inc. (a)	7,669
1,712	Tetra Technologies, Inc. (a)	23,711
665	Union Drilling, Inc. (a)	7,042
502	Willbros Group, Inc. (a)	13,303
		381,911
	Food & Staples Retailing - 0.30%
175	Arden Group, Inc.	25,483
897	PriceSmart, Inc.	15,016
		40,499
	Food Products - 1.30%
272	Cal-Maine Foods, Inc.	7,464
1,253	Darling International, Inc. (a)	13,921
364	Farmer Bros Co.	9,053
942	The Hain Celestial Group, Inc. (a)	25,933
453	J&J Snack Foods Corp.	15,361
638	Ralcorp Holdings, Inc. (a)	43,007
2,009	Tootsie Roll Industries, Inc.	58,080
		172,819
	Health Care Equipment & Supplies - 4.64%
765	Advanced Medical Optics, Inc. (a)	13,602
993	Align Technology, Inc. (a)(b)	10,754
1,007	American Medical Systems
	Holdings, Inc. (a)	17,884

Number of		Market
Shares		Value
	Health Care Equipment & Supplies (Continued)
372	Analogic Corp.	$18,511
491	Arthrocare Corp. (a)	13,610
1,681	Conmed Corp. (a)(b)	53,792
339	Datascope Corp.	17,502
412	Gen-Probe, Inc. (a)(b)	21,857
557	Greatbatch, Inc. (a)	13,669
532	Haemonetics Corporation (a)	32,835
1,288	Hologic, Inc. (a)(b)	24,897
527	IDEXX Laboratories, Inc. (a)	28,880
609	Immucor, Inc. (a)	19,464
296	Integra LifeSciences Holdings
	Corp. (a)(b)	13,033
64	Intuitive Surgical, Inc. (a)(b)	15,423
399	Masimo Corp. (a)	14,843
527	Matthews International Corp.	26,740
1,465	Mentor Corp. (b)	34,955
466	Meridian Bioscience, Inc.	13,533
1,872	ResMed, Inc. (a)	80,496
1,080	Sirona Dental Systems, Inc. (a)	25,142
638	Thoratec Corp. (a)	16,747
2,459	Tomotherapy, Inc. (a)	11,262
149	Vital Signs, Inc.	11,011
601	West Pharmaceutical Services, Inc. (b)	29,341
540	Wright Medical Group, Inc. (a)	16,438
698	Zoll Medical Corp. (a)(b)	22,838
		619,059
	Health Care Providers & Services - 3.69%
326	Amedisys, Inc. (a)(b)	15,866
3,161	AMN Healthcare Services, Inc. (a)	55,539
718	AmSurg Corp. (a)	18,287
590	Chemed Corp.	24,225
377	Corvel Corp. (a)	10,786
650	eResearch Technology, Inc. (a)	7,742
1,193	Gentiva Health Services, Inc. (a)	32,139
1,199	HealthExtras, Inc. (a)	31,318
628	Healthways, Inc. (a)	10,130
888	inVentiv Health, Inc. (a)	15,682
168	Landauer, Inc.	12,222
391	MWI Veterinary Supply, Inc. (a)	15,362
264	National Healthcare Corp.	12,440
776	Pediatrix Medical Group, Inc. (a)(b)	41,842
2,757	PSS World Medical, Inc. (a)(b)	53,762
685	Psychiatric Solutions, Inc. (a)(b)	25,996

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,030	Sun Healthcare Group, Inc. (a)(b)	$15,100
1,555	Sunrise Senior Living, Inc. (a)	21,443
1,850	VCA Antech, Inc. (a)(b)	54,520
568	WebMD Health Corp. (a)	16,892
		491,293
	Health Care Technology - 0.33%
437	Eclipsys Corp. (a)(b)	9,155
2,027	HLTH Corporation (a)	23,169
866	Omnicell, Inc. (a)	11,388
		43,712
	Hotels, Restaurants & Leisure - 3.92%
602	Bally Technologies, Inc. (a)	18,228
1,323	BJ’s Restaurants, Inc. (a)	15,797
496	Buffalo Wild Wings, Inc. (a)(b)	19,959
3,160	The Cheesecake Factory (a)	46,199
805	Chipotle Mexican Grill, Inc. (a)(b)	44,669
1,219	Choice Hotels International, Inc.	33,035
1,413	Einstein Noah Rest Group, Inc. (a)	14,243
1,326	Gaylord Entertainment Co. (a)(b)	38,945
1,388	International Speedway Corp. -
	Class A	54,007
2,882	Krispy Kreme Doughnuts, Inc. (a)	9,511
552	Life Time Fitness, Inc. (a)(b)	17,261
1,301	Monarch Casino & Resort, Inc. (a)	14,818
323	Orient-Express Hotels Ltd.	7,794
583	Panera Bread Co. (a)(b)	29,675
1,173	Papa John’s International, Inc. (a)	31,859
753	PF Chang’s China Bistro, Inc. (a)	17,726
1,091	Scientific Games Corp. - Class A (a)(b)	25,115
1,020	Sonic Corp. (a)(b)	14,861
1,784	Texas Roadhouse, Inc. (a)	16,038
1,079	Vail Resorts, Inc. (a)(b)	37,711
487	WMS Industries, Inc. (a)	14,888
		522,339
	Household Durables - 0.70%
3,789	Blount International, Inc. (a)	42,172
2,646	Interface, Inc.	30,085
836	Universal Electronics, Inc. (a)	20,883
		93,140
	Household Products - 0.33%
1,227	WD-40 Co.	44,086

Number of		Market
Shares		Value
	Industrial Conglomerates - 0.16%
417	Raven Industries, Inc. (b)	$16,409
111	Walter Industries, Inc.	5,267
		21,676
	Insurance - 1.59%
364	American Physicians Capital, Inc.	15,408
1,116	Amerisafe, Inc. (a)(b)	20,311
1,577	Amtrust Financial Services, Inc.	21,431
350	Darwin Professional
	Underwriters, Inc. (a)	10,889
1,134	Employers Holdings, Inc.	19,709
220	Enstar Group Limited (a)	21,419
810	Greenlight Capital Re, Ltd. (a)(b)	18,622
670	National Interstate Corp.	16,100
833	Navigators Group, Inc. (a)	48,314
830	Tower Group, Inc.	19,555
		211,758
	Internet & Catalog Retail - 0.85%
199	Blue Nile, Inc. (a)	8,531
2,864	Coldwater Creek, Inc. (a)	16,583
885	Gaiam, Inc. (a)	9,381
894	GSI Commerce, Inc. (a)	13,839
590	NutriSystem, Inc. (b)	10,455
425	Priceline.com, Inc. (a)(b)	29,083
1,142	Shutterfly, Inc. (a)	10,975
434	VistaPrint Limited (a)(b)	14,252
		113,099
	Internet Software & Services - 1.51%
1,097	Akamai Technologies, Inc. (a)(b)	19,132
1,533	Ariba, Inc. (a)	21,661
828	AsiaInfo Holdings, Inc. (a)	7,601
485	DealerTrack Holdings, Inc. (a)	8,167
1,114	Dice Holdings, Inc. (a)	7,910
1,011	Digital River, Inc. (a)	32,757
124	Equinix, Inc. (a)(b)	8,613
593	Interwoven, Inc. (a)	8,373
898	j2 Global Communications, Inc. (a)	20,968
3,111	RealNetworks, Inc. (a)	15,804
1,985	S1 Corp. (a)	12,148
793	Savvis, Inc. (a)	10,658
124	Sohu.com, Inc. (a)	6,913
1,193	Valueclick, Inc. (a)	12,204
770	Vignette Corp. (a)	8,270
		201,179

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	IT Services - 3.10%
1,715	CSG Systems International (a)	$30,064
1,140	Euronet Worldwide, Inc. (a)(b)	19,072
883	ExlService Holdings, Inc. (a)	7,753
330	Forrester Research, Inc. (a)	9,676
978	Gartner, Inc. (a)	22,181
2,671	Genpact Limited (a)	27,752
4,774	Global Cash Access Holdings, Inc. (a)	24,156
1,115	Global Payments, Inc.	50,019
524	Greenfield Online, Inc. (a)	9,118
2,763	Hackett Group, Inc. (a)	15,031
1,217	Heartland Payment Systems, Inc. (b)	31,107
2,399	iGate Corp. (a)	20,799
262	Mantech International Corp. -
	Class A (a)	15,534
160	Mastech Holdings, Inc. (a)	1,215
893	MAXIMUS, Inc.	32,898
1,824	Sapient Corp. (a)	13,552
2,294	SRA International, Inc. - Class A (a)	51,913
847	Syntel, Inc. (b)	20,751
581	TNS, Inc. (a)	11,254
		413,845
	Leisure Equipment & Products - 0.08%
1,305	Marine Products Corp.	10,831
	Life Sciences Tools & Services - 0.92%
1,614	Bruker BioSciences Corp. (a)	21,515
542	Dionex Corp. (a)	34,444
1,136	Parexel International Corp. (a)	32,558
476	Techne Corp. (a)(b)	34,329
		122,846
	Machinery - 3.53%
900	Actuant Corp.	22,716
621	Altra Holdings, Inc. (a)	9,166
1,094	American Railcar Industries, Inc.	17,548
300	Ampco-Pittsburgh Corp.	7,770
586	Astec Industries, Inc. (a)(b)	18,066
322	Badger Meter, Inc. (b)	15,118
1,642	Barnes Group, Inc.	33,201
261	Bucyrus International, Inc.	11,661
628	Chart Industries, Inc. (a)	17,936
414	CIRCOR International, Inc.	17,980
898	Clarcor, Inc.	34,079
908	Colfax Corp. (a)(b)	15,173
458	ESCO Technologies, Inc. (a)	22,062

Number of		Market
Shares		Value
	Machinery (Continued)
301	The Gorman-Rupp Co. (b)	$11,354
746	Kaydon Corp.	33,615
75	K-Tron International, Inc. (a)	9,662
409	L.B. Foster Co. (a)	12,442
522	Nordson Corp.	25,635
269	RBC Bearings, Inc. (a)	9,063
653	Robbins & Myers, Inc.	20,197
387	Sun Hydraulics, Inc. (b)	10,077
705	Titan International, Inc. (b)	15,031
707	Twin Disc, Inc.	9,728
344	Valmont Industries, Inc.	28,445
829	Westinghouse Air Brake
	Technologies Corp.	42,470
		470,195
	Marine - 0.49%
637	Eagle Bulk Shipping, Inc. (b)	8,880
289	Genco Shipping & Trading Ltd. (b)	9,606
905	Kirby Corp. (a)	34,336
392	TBS International Limited (a)	5,276
930	Ultrapetrol Bahamas Ltd. (a)	7,301
		65,399
	Media - 1.62%
432	Arbitron, Inc. (b)	19,306
1,212	CKX, Inc. (a)	7,466
1,663	CTC Media, Inc. (a)	24,945
1,350	DreamWorks Animation SKG, Inc. (a)	42,457
320	Fisher Communications, Inc. (a)	12,608
1,967	Global Sources Ltd. (a)	19,808
921	Marvel Entertainment, Inc. (a)	31,443
282	Morningstar, Inc. (a)(b)	15,642
2,704	World Wrestling Entertainment, Inc.	41,804
		215,479
	Metals & Mining - 1.37%
494	AMCOL International Corp.	15,442
434	Compass Minerals International, Inc.	22,737
412	Haynes International, Inc. (a)	19,294
2,951	Hecla Mining Co. (a)	13,811
209	Northwest Pipe Co. (a)	9,117
490	Olympic Steel, Inc.	14,450
725	RTI International Metals, Inc. (a)(b)	14,181
534	Schnitzer Steel Industries, Inc.	20,954
2,989	Stillwater Mining Co. (a)(b)	17,366
3,115	Titanium Metals Corp.	35,324
		182,676

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas - 3.75%
721	Alpha Natural Resources, Inc. (a)(b)	$37,081
317	Apco Argentina Inc.	8,974
409	Atlas America, Inc.	13,951
731	ATP Oil & Gas Corp. (a)	13,019
756	Barrett Bill Corp. (a)(b)	24,275
711	Berry Petroleum Co. - Class A	27,537
1,147	Brigham Exploration Co. (a)	12,606
250	Clayton Williams Energy, Inc. (a)	17,633
1,134	CNX Gas Corp. (a)	25,390
679	Comstock Resources, Inc. (a)	33,984
1,026	Concho Resources, Inc. (a)	28,328
778	Continental Resources, Inc. (a)	30,521
695	Crosstex Energy, Inc. (b)	17,354
798	EXCO Resources, Inc. (a)	13,023
858	Golar LNG Ltd. (b)	11,394
2,364	International Coal Group, Inc. (a)(b)	14,751
488	Penn Virginia Corp. (b)	26,079
400	Petroleum Development Corp. (a)	17,748
1,683	PetroQuest Energy, Inc. (a)	25,834
1,442	Quicksilver Resources, Inc. (a)	28,307
1,443	Rosetta Resources, Inc. (a)	26,494
230	Stone Energy Corp. (a)(b)	9,736
423	Teekay Tankers Ltd. (b)	7,161
2,056	Vaalco Energy, Inc. (a)	14,063
1,084	Venoco, Inc. (a)	14,092
		499,335
	Personal Products - 0.52%
2,373	Bare Escentuals, Inc. (a)(b)	25,794
145	Chattem, Inc. (a)(b)	11,336
878	Inter Parfums, Inc.	11,906
493	USANA Health Sciences, Inc. (a)	20,208
		69,244
	Pharmaceuticals - 1.64%
522	Alpharma, Inc. (a)	19,256
1,367	American Oriental
	Bioengineering, Inc. (a)(b)	8,872
611	KV Pharmaceutical Co. (a)(b)	13,876
599	Medicines Co. (a)(b)	13,909
498	Medicis Pharmaceutical	7,425
960	Perrigo Co. (b)	36,922
2,684	Salix Pharmaceuticals, Ltd. (a)	17,204
802	Sciele Pharma, Inc.	24,694
994	Sepracor, Inc. (a)(b)	18,200

Number of		Market
Shares		Value
	Pharmaceuticals (Continued)
2,839	Valeant Pharmaceuticals
	International (a)(b)	$58,114
		218,472
	Real Estate - 0.14%
586	Forestar Real Estate Group Inc. (a) .	8,643
3,960	Grubb & Ellis Co.	10,692
		19,335
	Road & Rail - 0.80%
895	Genesee & Wyoming, Inc. (a)(b)	33,580
1,408	Knight Transportation, Inc.	23,894
1,170	Old Dominion Freight Line (a)	33,158
661	Universal Truckload Services, Inc. (a)	16,102
		106,734
	Semiconductor & Semiconductor
	Equipment - 4.39%
1,269	Advanced Energy Industries, Inc. (a)(b)	17,360
476	Atheros Communications, Inc. (a)(b)	11,224
1,630	ATMI, Inc. (a)	29,307
3,142	Axcelis Technologies, Inc. (a)	5,341
882	Cabot Microelectronics Corp. (a)	28,295
1,804	Cohu, Inc.	28,539
784	Cree, Inc. (a)	17,860
864	Cymer, Inc. (a)(b)	21,885
555	Diodes, Inc. (a)(b)	10,240
1,346	FEI Co. (a)	32,048
235	Hittite Microwave Corp. (a)	7,896
1,287	IXYS Corp. (a)	11,699
5,359	Kulicke & Soffa Industries, Inc. (a)(b)	24,169
3,308	Micrel, Inc.	30,004
691	Microsemi Corp. (a)	17,607
1,726	MKS Instruments, Inc. (a)	34,365
6,574	ON Semiconductor Corp. (a)(b)	44,440
809	Pericom Semiconductor Corp. (a)	8,494
2,252	PMC-Sierra, Inc. (a)	16,710
469	Power Integrations, Inc. (a)	11,303
1,451	Semtech Corp. (a)(b)	20,256
1,807	Silicon Image, Inc. (a)	9,649
897	Silicon Laboratories, Inc. (a)	27,538
4,620	Skyworks Solutions, Inc. (a)(b)	38,623
662	Standard Microsystems Corp. (a)	16,537
4,771	TriQuint Semiconductor, Inc. (a)	22,853
1,615	Varian Semiconductor Equipment
	Associates, Inc. (a)	40,569
		584,811

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software - 5.24%
639	ACI Worldwide, Inc. (a)	$11,195
3,272	Actuate Corp. (a)	11,452
271	Advent Software, Inc. (a)(b)	9,547
815	ANSYS, Inc. (a)	30,864
648	Blackbaud, Inc.	11,956
316	Blackboard, Inc. (a)(b)	12,732
582	CommVault Systems, Inc. (a)	7,013
295	Concur Technologies, Inc. (a)(b)	11,287
1,420	Epicor Software Corp. (a)	11,204
985	EPIQ Systems, Inc. (a)	13,396
358	Factset Research Systems, Inc. (b)	18,705
670	I2 Technologies, Inc. (a)(b)	9,038
2,367	Informatica Corp. (a)	30,747
2,488	Jack Henry & Associates, Inc. (b)	50,581
1,281	JDA Software Group, Inc. (a)	19,484
4,987	Lawson Software, Inc. (a)	34,909
1,314	Macrovision Solutions Corp. (a)	20,209
782	Manhattan Associates, Inc. (a)	17,470
1,419	Mentor Graphics Corp. (a)	16,106
169	MicroStrategy, Inc. (a)	10,061
1,609	MSC.Software Corp. (a)	17,216
584	Net 1 UEPS Technologies, Inc. (a)	13,041
622	Nuance Communications, Inc. (a)(b)	7,582
1,625	Parametric Technology Corp. (a)	29,900
647	Phase Forward, Inc. (a)	13,529
1,015	Progress Software Corp. (a)	26,380
2,729	QAD, Inc.	18,885
333	Quality Systems, Inc. (b)	14,073
2,393	Red Hat, Inc. (a)(b)	36,062
1,040	Renaissance Learning, Inc.	13,510
511	Salesforce.com, Inc. (a)(b)	24,732
491	Solera Holdings, Inc. (a)(b)	14,101
995	SPSS, Inc. (a)(b)	29,213
844	Take-Two Interactive Software, Inc. (a)	13,842
6,527	TIBCO Software, Inc. (a)(b)	47,778
849	Tyler Technologies, Inc. (a)	12,879
827	Wind River Systems, Inc. (a)	8,270
		698,949
	Specialty Retail - 2.84%
2,451	bebe stores, inc.	23,946
648	The Buckle, Inc.	35,990
636	Citi Trends, Inc. (a)	10,361
480	Guess?, Inc.	16,699

Number of		Market
Shares		Value
	Specialty Retail (Continued)
986	Gymboree Corp. (a)	$35,003
1,088	Hibbett Sports, Inc. (a)(b)	21,782
1,505	J.Crew Group, Inc. (a)	42,998
1,159	JoS. A. Bank Clothiers, Inc. (a)(b)	38,942
677	Lumber Liquidators, Inc. (a)	8,503
955	Maidenform Brands, Inc. (a)	13,857
587	Monro Muffler, Inc.	13,536
4,915	Sally Beauty Holdings, Inc. (a)(b)	42,269
1,564	Ulta Salon, Cosmetics &
	Fragrance, Inc. (a)	20,770
930	Weight Watchers International, Inc.	34,038
5,346	The Wet Seal, Inc. (a)(b)	19,406
		378,100
	Textiles, Apparel & Luxury Goods - 1.23%
2,586	Crocs, Inc. (a)(b)	9,258
110	Deckers Outdoor Corp. (a)	11,449
445	Under Armour, Inc. (a)(b)	14,133
984	UniFirst Corp.	42,401
846	Volcom, Inc. (a)(b)	14,619
521	Weyco Group, Inc.	17,438
2,049	Wolverine World Wide, Inc.	54,216
		163,514
	Thrifts & Mortgage Finance - 1.60%
825	Capitol Federal Financial	36,572
1,983	Dime Community Bancshares (b)	30,181
666	Flushing Financial Corp.	11,655
1,460	Kearny Financial Corp.	17,871
2,836	NewAlliance Bancshares, Inc.	42,625
897	Northwest Bancorp, Inc.	24,703
1,509	Oritani Financial Corp. (a)	25,427
951	Provident New York Bancorp	12,572
770	United Financial Bancorp, Inc.	11,435
		213,041
	Trading Companies & Distributors - 0.87%
572	Houston Wire & Cable Co. (b)	9,821
1,083	Textainer Group Holdings Ltd.	16,451
471	TransDigm Group, Inc. (a)	16,123
1,469	Watsco, Inc. (b)	73,861
		116,256
	Water Utilities - 0.61%
1,109	American States Water Co.	42,697
619	Arlington Tankers Ltd.	9,520

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Water Utilities (Continued)
423	Connecticut Water Service, Inc.	$12,246
552	SJW Corp. (b)	16,543
		81,006
	Wireless Telecommunication Services - 0.50%
3,644	Centennial Communications Corp. (a)	22,738
888	iPCS, Inc. (a)	19,776
324	SBA Communications Corp. -
	Class A (a)	8,382
939	Syniverse Holdings, Inc. (a)	15,597
		66,493
	Total Common Stocks
	(Cost $13,149,503)	12,360,494
	RIGHTS - 0.01%
	Metals & Mining - 0.01%
1,576	Fresenius Kabi Pharmaceutical
	Holdings (a)	1,024
	Total Rights
	(Cost $0)	1,024
	REAL ESTATE INVESTMENT TRUSTS - 3.15%
	Real Estate Investment Trusts - 3.15%
31	Alexander’s, Inc. (a)	12,400
1,047	BioMed Realty Trust, Inc.	27,693
398	Corporate Office Properties Trust	16,059
225	Digital Realty Trust, Inc.	10,631
288	EastGroup Properties, Inc.	13,980
517	Equity Lifestyle Properties, Inc.	27,417
641	Extra Space Storage, Inc. (b)	9,846
2,290	Inland Real Estate Corp. (b)	35,930
749	Kilroy Realty Corp.	35,795
776	LTC Properties, Inc.	22,752
2,516	MFA Mortgage Investments, Inc.	16,354
634	Mid-America Apartment
	Communities, Inc.	31,155
1,508	Omega Healthcare Investors, Inc.	29,647
462	PS Business Parks, Inc.	26,611
466	Saul Centers, Inc.	23,552
648	Tanger Factory Outlet Centers, Inc. (b)	28,376
386	Taubman Centers, Inc. (b)	19,300
350	Universal Health Realty Income Trust	13,615
524	Washington Real Estate Investment Trust (b)	19,194
		420,307

Number of		Market
Shares		Value
	Real Estate Investment Trusts (Continued)
	Total Real Estate Investment Trusts
	(Cost $397,935)	$420,307
	SHORT TERM INVESTMENTS - 2.17%
	Short-Term Investments - 2.17%
289,554	Federated Prime Obligations
	Fund, 2.510% (c)	289,554
	Total Short Term Investments
	(Cost $289,554)	289,554
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 23.48%
	Money Market Funds - 23.48%
3,130,502	Mount Vernon Prime Portfolio	3,130,502
	Total Mutual Funds
	(Cost $3,130,502)	3,130,502
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $3,130,502)	3,130,502
	Total Investments
	(Cost $16,967,494) - 121.53%	16,201,881
	Liabilities in Excess of
	Other Assets - (21.53)%	(2,870,231)
	TOTAL NET
	ASSETS - 100.00%	$13,331,650

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Mini Futures	7	$492,875	Dec-08	$(17,995)
				$(17,995)

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 94.72%
	Aerospace & Defense - 1.45%
926	AAR Corp. (a)(b)	$15,362
379	Ducommun, Inc. (a)	9,051
2,249	DynCorp International, Inc. (a)	37,693
287	Hawk Corp. (a)	5,777
385	Herley Industries, Inc. (a)	6,584
792	Kaman Corp.	22,556
555	SI International, Inc. (a)	16,678
249	Triumph Group, Inc.	11,382
		125,083
	Air Freight & Logistics - 0.64%
11,061	Air Transport Services Group, Inc. (a)	8,185
1,855	Pacer International, Inc.	30,552
922	Park-Ohio Holdings Corp. (a)	16,495
		55,232
	Airlines - 0.34%
5,177	AirTran Holdings, Inc. (a)	12,580
1,467	Pinnacle Airlines Corp. (a)	5,839
1,084	Republic Airways Holdings, Inc. (a)	11,046
		29,465
	Auto Components - 1.38%
8,090	Accuride Corp. (a)	12,944
466	Dorman Products, Inc. (a)	5,839
698	Drew Industries, Inc. (a)	11,943
11,401	Hayes Lemmerz International, Inc. (a)	31,125
1,790	Shiloh Industries, Inc.	15,125
2,338	Standard Motor Products, Inc.	14,542
1,412	Superior Industries
	International, Inc. (b)	27,054
		118,572
	Automobiles - 0.58%
12,918	Monaco Coach Corp.	25,190
1,941	Winnebago Industries, Inc.	25,078
		50,268
	Beverages - 0.21%
2,046	National Beverage Corp. (a)	18,148
	Building Products - 2.04%
769	American Woodmark Corp.	17,264
1,388	Apogee Enterprises, Inc.	20,862
2,879	Dayton Superior Corp. (a)	4,088
3,693	Griffon Corp. (a)(b)	33,311

Number of		Market
Shares		Value
	Building Products (Continued)
404	Insteel Industries, Inc.	$5,490
926	NCI Building Systems, Inc. (a)	29,401
3,095	PGT, Inc. (a)	9,378
858	Simpson Manufacturing Co., Inc. (b)	23,243
931	Universal Forest Products, Inc. (b) .	32,501
		175,538
	Capital Markets - 1.21%
494	Blackrock Kelso Capital Corp.	5,696
44	Capital Southwest Corp.	6,250
609	Cowen Group, Inc. (a)(b)	5,207
2,132	FBR Capital Markets Corp. (a)	13,816
1,500	HFF, Inc. (a)	6,000
1,204	National Financial Partners Corp. (b)	18,060
352	Penson Worldwide, Inc. (a)	4,882
424	Piper Jaffray Cos. (a)(b)	18,338
582	Sanders Morris Harris Group, Inc. (b)	5,034
456	SWS Group, Inc.	9,193
1,391	Thomas Weisel Partners Group, Inc. (a)	11,726
		104,202
	Chemicals - 2.07%
5,618	Georgia Gulf Corp.	14,045
370	Hawkins, Inc.	6,482
2,108	Headwaters, Inc. (a)(b)	28,142
1,322	Innospec, Inc.	15,943
959	NL Industries	9,849
7,757	Omnova Solutions, Inc. (a)	15,437
458	Penford Corp.	8,102
648	Quaker Chemical Corp.	18,442
819	Sensient Technologies Corp. (b)	23,039
2,316	Spartech Corp.	22,928
289	Stepan Co.	15,771
		178,180
	Commercial Banks - 12.61%
1,501	AMCORE Financial, Inc.	13,884
291	American National Bankshares, Inc.	5,149
418	Ameris Bancorp	6,207
318	Ames Natl Corp.	8,252
208	Arrow Financial Corp.	6,117
462	Atlantic Southern Financial
	Group, Inc.	5,308
1,003	Banco Latinoamericano de
	Exportaciones, S.A.	14,463

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
166	Bancorp Rhode Island, Inc.	$4,773
593	BancTrust Financial Group, Inc. (b)	7,780
713	Banner Corp.	8,563
937	Boston Private Financial
	Holdings, Inc. (b)	8,189
519	Cadence Financial Corp.	4,811
634	Capital City Bank Group, Inc. (b)	19,876
501	Capitol Bancorp Ltd. (b)	9,765
902	Cascade Bancorp (b)	8,019
712	Center Bancorp, Inc.	7,220
1,420	Central Pacific Financial Corp. (b)	23,870
728	Chemical Financial Corp.	22,670
471	Columbia Banking System, Inc.	8,351
662	Community Bank System, Inc. (b)	16,649
456	Community Trust Bancorp, Inc.	15,686
1,749	East West Bancorp, Inc.	23,961
480	Eastern Virginia Bankshares, Inc.	6,048
2,311	F.N.B. Corp. (b)	36,930
196	Farmers Capital Bank Corp.	5,296
494	Financial Institutions, Inc.	9,885
391	First Bancorp	6,686
484	First Citizens Banc Corp.	4,763
2,249	First Commonwealth Financial Corp. (b)	30,294
226	First Community Bancshares, Inc.	8,480
1,667	First Financial Bancorp (b)	24,338
732	First M & F Corp.	8,367
875	First Merchants Corp.	19,950
1,807	First State Bancorp.	9,649
293	First United Corp.	5,831
2,300	Frontier Financial Corp. (b)	30,889
547	German American Bancorp	6,373
555	Great Southern Bancorp, Inc. (b)	7,076
748	Greene County Bancshares, Inc.	17,586
1,352	Guaranty Bancorp (a)	8,247
2,228	Hanmi Financial Corp.	11,251
678	Harleysville National Corp. (b)	11,513
239	Hawthorn Bancshares, Inc.	5,825
377	Heartland Financial USA, Inc.	9,448
1,064	Independent Bank Corporation (b)	6,586
1,259	Integra Bank Corp.	10,047
3,268	Irwin Financial Corp.	12,909
1,092	Lakeland Bancorp, Inc.	12,766
599	Macatawa Bank Corp.	4,187

Number of		Market
Shares		Value
	Commercial Banks (Continued)
307	MainSource Financial Group, Inc.	$6,017
486	MB Financial Corp.	16,072
1,045	MBT Financial Corp. (b)	4,849
824	Mercantile Bank Corp.	6,576
1,721	Midwest Banc Holdings, Inc. (b)	6,884
922	Nara Bancorp, Inc.	10,326
335	National Bankshares, Inc.	5,859
634	NBT Bancorp, Inc. (b)	18,969
1,273	Newbridge Bancorp	6,072
358	Old Point Financial Corp.	7,160
498	Old Second Bancorp, Inc.	9,223
280	Oriental Financial Group (b)	5,001
1,514	Pacific Capital Bancorp (b)	30,810
280	Peoples Bancorp Inc.	6,096
342	Porter Bancorp, Inc.	6,084
835	Preferred Bank Los Angeles	9,360
2,354	Provident Bankshares Corp. (b)	22,857
471	Renasant Corp.	10,225
917	Royal Bancshares of Pennsylvania	5,108
787	Sandy Spring Bancorp, Inc. (b)	17,393
1,776	Santander BanCorp	19,181
769	Seacoast Banking Corp of Florida (b)	8,251
1,193	Security Bank Corp.	4,951
2,895	Security National Financial Corp. (a)	6,919
97,754	Silver State Bancorp (a)	4,399
311	Southwest Bancorp, Inc.	5,495
758	Sterling Bancorp (b)	10,961
1,328	Sun Bancorp, Inc. (a)	17,994
588	Taylor Capital Group, Inc.	7,050
303	TriCo Bancshares (b)	6,524
3,518	UCBH Holdings, Inc. (b)	22,550
1,558	Umpqua Holdings Corp. (b)	22,918
479	Union Bankshares Corp.	11,496
324	Union Bankshares, Inc.	6,480
1,155	United Community Banks, Inc. (b)	15,313
395	Univest Corporation of Pennsylvania	14,615
476	Washington Trust Bancorp, Inc. (b)	12,662
992	WesBanco, Inc. (b)	26,407
407	West Bancorporation, Inc.	5,303
564	West Coast Bancorp	8,268
1,243	Western Alliance Bancorp (a)(b)	19,217
443	Wilshire Bancorp, Inc.	5,391
1,097	Wintrust Financial Corp.	32,197
		1,086,266

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies - 4.55%
89	AMREP Corp. (a)	$3,774
347	Barrett Business Services, Inc.	4,504
938	Bowne & Co, Inc.	10,834
1,177	Casella Waste Systems, Inc. (a)	13,818
1,839	Cenveo, Inc. (a)	14,142
2,089	Comfort Systems USA, Inc.	27,909
1,094	CompX International, Inc.	6,028
1,320	COMSYS IT Partners, Inc. (a)	12,830
732	Consolidated Graphics, Inc. (a)	22,202
396	CPI Corp.	4,257
1,085	Diamond Management &
	Technology Consultants, Inc.	5,089
670	Ennis, Inc.	10,358
1,411	Franklin Covey Co. (a)	10,216
548	G&K Services, Inc.	18,111
2,889	Hudson Highland Group, Inc. (a)	20,079
265	ICF International, Inc. (a)	5,234
2,461	ICT Group, Inc. (a)	19,811
723	Jackson Hewitt Tax Service, Inc.	11,091
1,249	Kforce, Inc. (a)	12,752
1,575	Knoll, Inc.	23,814
2,531	LECG Corp. (a)	20,425
825	Mac-Gray Corp. (a)	8,663
690	Nashua Corp. (a)	5,541
911	Protection One, Inc. (a)	8,026
2,326	RCM Technologies, Inc. (a)	4,047
604	Schawk, Inc.	9,132
493	School Specialty, Inc. (a)	15,377
5,104	Spherion Corp. (a)	24,856
2,413	The Standard Register Co.	23,768
1,103	Waste Services Inc. (a)	8,173
1,441	WCA Waste Corp. (a)	6,758
		391,619
	Communications Equipment - 1.19%
867	Audiovox Corp. (a)	8,124
287	Bel Fuse, Inc.	8,171
676	Belden, Inc.	21,490
536	Black Box Corp.	18,508
959	Cogo Group, Inc. (a)(b)	5,054
927	Harris Stratex Networks, Inc. (a)	7,240
1,141	Loral Space & Communications Ltd. (a)	16,852
724	Netgear, Inc. (a)(b)	10,860
1,202	Symmetricom, Inc. (a)	5,974
		102,273

Number of		Market
Shares		Value
	Computers & Peripherals - 1.23%
1,413	Avid Technology, Inc. (a)	$33,997
732	Electronics For Imaging, Inc. (a)(b)	10,197
1,364	Hutchinson Technology, Inc. (a)	15,795
1,744	Imation Corp.	39,397
6,444	Quantum Corp. (a)	6,766
		106,152
	Construction & Engineering - 0.93%
2,749	Dycom Industries, Inc. (a)	35,792
1,206	Insituform Technologies, Inc. (a)(b)	18,042
749	Michael Baker Corp. (a)	26,065
		79,899
	Construction Materials - 0.44%
939	Eagle Materials, Inc.	21,006
3,805	US Concrete, Inc. (a)	17,008
		38,014
	Consumer Finance - 0.90%
10,979	Advance America, Cash Advance
	Centers, Inc.	32,827
4,115	Advanta Corp. - Class B	33,867
777	Nelnet, Inc.	11,033
		77,727
	Containers & Packaging - 1.42%
703	AEP Industries, Inc. (a)	14,060
2,142	Bway Holding Company (a)	25,126
12,606	Caraustar Industries, Inc. (a)	18,909
21,066	Chesapeake Corp. (a)	14,114
1,246	Myers Industries, Inc.	15,712
849	Rock-Tenn Co. - Class A	33,943
		121,864
	Distributors - 0.40%
21,083	Building Material Holding Corp.	9,909
1,711	Prestige Brands Holdings, Inc. (a)	15,194
8,885	Source Interlink Companies, Inc. (a)(b)	9,240
		34,343
	Diversified Consumer Services - 0.41%
1,489	Carriage Services, Inc. (a)	5,211
5,973	ChinaCast Education Corp. (a)	14,933
1,889	Stewart Enterprises, Inc. (b)	14,848
		34,992
	Diversified Financial Services - 0.38%
546	Asset Acceptance Capital Corp. (a)	5,755
728	Compass Diversified Holdings	10,148
6,578	The First Marblehead Corp. (b)	16,379
		32,282

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services - 1.27%
2,106	Alaska Communications Systems
	Group, Inc. (b)	$25,756
1,672	Arbinet-thexchange, Inc.	4,565
897	Consolidated Communications
	Holdings, Inc. (b)	13,527
908	D&E Communications, Inc.	6,855
916	Fairpoint Communications, Inc.	7,942
1,665	General Communication (a)	15,418
18,618	IDT Corp.	13,776
927	Iowa Telecommunications
	Services, Inc. (b)	17,316
452	SureWest Communications	4,610
		109,765
	Electric Utilities - 1.73%
384	Central Vermont Public Service
	Corp. (b)	9,001
789	CH Energy Group, Inc.	34,377
10,398	Commerce Energy Group, Inc. (a)	2,703
1,184	El Paso Electric Co. (a)	24,864
950	The Empire District Electric Co.	20,282
521	MGE Energy, Inc.	18,522
666	UIL Holdings Corp.	22,864
632	Unitil Corp.	16,489
		149,102
	Electrical Equipment - 0.30%
813	Coleman Cable, Inc. (a)	8,154
654	Encore Wire Corp.	11,844
743	LSI Industries, Inc.	6,145
		26,143
	Electronic Equipment & Instruments - 2.28%
646	Agilysys, Inc.	6,518
856	Coherent, Inc. (a)	30,431
913	CPI International, Inc. (a)	13,220
1,110	CTS Corp.	14,186
2,804	Gerber Scientific, Inc. (a)	25,629
977	GTSI Corp. (a)	6,126
5,051	Kemet Corp. (a)	6,869
1,038	LoJack Corp. (a)	6,944
6,217	Merix Corp. (a)	7,958
924	Methode Electronics, Inc.	8,261
2,881	NU Horizons Electronics Corp. (a)	11,524

Number of		Market
Shares		Value
	Electronic Equipment & Instruments (Continued)
693	Park Electrochemical Corp.	$16,798
6,094	Smart Modular Technologies, Inc. (a)	18,282
556	Spectrum Control, Inc. (a)	4,153
1,043	Tessco Technologies, Inc. (a)	13,351
504	Zygo Corp. (a)	6,340
		196,590
	Energy Equipment & Services - 0.15%
635	Bronco Drilling Co, Inc. (a)	6,489
397	Trico Marine Service, Inc. (a)	6,781
		13,270
	Food & Staples Retailing - 1.78%
322	Andersons, Inc. (b)	11,341
1,101	Spartan Stores, Inc.	27,393
1,000	Susser Holdings Corp. (a)	15,060
2,492	United Natural Foods, Inc. (a)(b)	62,275
590	Village Super Market, Inc.	28,125
1,742	Wendy’s/Arby’s Group, Inc.	9,163
		153,357
	Food Products - 1.74%
768	B&G Foods, Inc.	5,491
566	Diamond Foods, Inc.	15,865
1,591	Imperial Sugar Co.	21,542
787	Lancaster Colony Corp.	29,638
1,404	Lance, Inc.	31,857
2,700	Reddy Ice Holdings, Inc.	9,855
427	Sanderson Farms, Inc.	15,688
505	TreeHouse Foods, Inc. (a)	14,999
740	Zapata Corp. (a)	4,943
		149,878
	Health Care Equipment & Supplies - 0.86%
1,872	Candela Corp. (a)	4,587
607	The Cooper Companies, Inc. (b)	21,100
2,871	HealthTronics, Inc. (a)	8,383
1,088	Invacare Corp.	26,264
832	National Dentex Corp. (a)	5,075
440	Orthofix International NV (a)	8,197
		73,606
	Health Care Providers & Services - 2.92%
1,119	Alliance Imaging, Inc. (a)	11,492
904	America Service Group, Inc. (a)	8,606
6,157	BioScrip, Inc. (a)	18,348
1,643	Cross Country Healthcare, Inc. (a)	26,764

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
529	The Ensign Group, Inc.	$9,041
3,211	Five Star Quality Care, Inc. (a)	12,041
766	Hanger Orthopedic Group, Inc. (a)	13,367
1,562	HealthSpring, Inc. (a)	33,052
1,092	LCA-Vision, Inc.	5,067
1,239	MedCath Corp. (a)	22,203
1,397	Odyssey HealthCare, Inc. (a)	14,179
1,070	PDI, Inc. (a)	8,496
658	RehabCare Group, Inc. (a)	11,910
1,904	Res-Care, Inc. (a)	34,539
3,786	Rural/Metro Corp. (a)	9,616
815	Skilled Healthcare Group, Inc. (a)	12,950
		251,671
	Hotels, Restaurants & Leisure - 4.89%
3,824	AFC Enterprises (a)	27,762
1,018	Ameristar Casinos, Inc. (b)	14,446
1,881	Bluegreen Corp. (a)	12,998
1,154	Bob Evans Farms, Inc.	31,493
760	California Pizza Kitchen, Inc. (a)	9,781
604	CEC Entertainment, Inc. (a)	20,053
196	Churchill Downs, Inc.	9,600
2,215	CKE Restaurants, Inc.	23,479
7,814	Denny’s Corp. (a)	20,160
366	DineEquity, Inc. (b)	6,171
209	Frisch’s Restaurants, Inc.	4,744
3,015	Interstate Hotels & Resorts, Inc. (a)	7,085
1,323	Isle of Capri Casinos, Inc. (a)(b)	11,934
774	Landry’s Restaurants, Inc.	12,036
772	Lodgian, Inc. (a)	6,022
1,973	Luby’s, Inc. (a)	15,863
355	Marcus Corp.	5,708
549	McCormick & Schmick’s Seafood
	Restaurants, Inc. (a)	5,347
1,085	Morton’s Restaurant Group, Inc. (a)	5,501
1,455	O’Charleys, Inc.	12,731
1,650	Pinnacle Entertainment, Inc. (a)	12,474
797	RC2 Corp. (a)	15,940
1,167	Red Lion Hotels Corp. (a)	9,359
573	Red Robin Gourmet Burgers, Inc. (a)(b)	15,356
5,658	Ruby Tuesday, Inc. (a)(b)	32,760
1,380	Speedway Motorsports, Inc.	26,882
2,325	The Steak n Shake Co. (a)	20,181

Number of		Market
Shares		Value
	Hotels, Restaurants & Leisure (Continued)
2,541	Town Sports International
	Holdings, Inc. (a)	$15,500
7,698	Trump Entertainment
	Resorts, Inc. (a)(b)	9,392
		420,758
	Household Durables - 3.58%
402	Avatar Holdings, Inc. (a)	13,266
2,316	Blyth, Inc.	26,263
2,226	Champion Enterprises, Inc. (a)	12,354
364	CSS Industries, Inc.	9,369
7,186	DEI Holdings, Inc. (a)	7,186
734	Dixie Group, Inc. (a)	5,395
1,495	Helen of Troy Ltd. (a)	34,041
2,758	La-Z-Boy, Inc.	25,705
928	Libbey, Inc.	7,897
1,775	M/I Homes, Inc. (b)	40,435
147	National Presto Industries, Inc.	10,952
1,204	Orleans Homebuilders, Inc.	4,876
646	Palm Harbor Homes, Inc. (a)	6,402
1,144	Russ Berrie & Company, Inc. (a)	8,775
3,439	Sealy Corp. (b)	22,216
409	Skyline Corp.	10,810
1,568	Stanley Furniture Co, Inc.	14,316
2,283	Tempur-Pedic International, Inc. (b)	26,848
106,917	WCI Communities, Inc. (a)(b)	21,383
		308,489
	Household Products - 0.60%
4,853	Central Garden & Pet Co. - Class A (a)	28,875
445	Oil-Dri Corporation of America	7,530
10,683	Spectrum Brands, Inc. (a)(b)	14,849
		51,254
	Industrial Conglomerates - 0.54%
486	Standex International Corp.	13,486
1,838	Tredegar Corp.	32,698
		46,184
	Insurance - 3.75%
1,441	Affirmative Insurance Holdings, Inc.	4,554
1,057	Amcomp, Inc. (a)	12,261
3,059	American Equity Investment Life
	Holding Co.	22,943
533	Baldwin & Lyons, Inc.	12,776
686	Castlepoint Holdings Ltd.	7,635

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
1,216	Crawford & Co. (a)	$18,483
822	Donegal Group, Inc.	14,903
637	EMC Insurance Group, Inc.	18,779
5,733	First Acceptance Corp. (a)	19,492
729	First Mercury Financial Corp. (a)	10,388
1,146	Flagstone Reinsurance Holdings Ltd. (b)	11,769
178	FPIC Insurance Group, Inc. (a)	9,147
902	Hallmark Financial Services, Inc. (a)	8,199
2,454	Horace Mann Educators Corp.	31,583
698	Independence Holding Co.	8,062
1,807	Meadowbrook Insurance Group, Inc.	12,757
445	NYMAGIC, Inc.	11,236
2,802	PMA Capital Corp. (a)	24,714
1,625	Presidential Life Corp. (b)	25,659
1,019	Seabright Insurance Holdings, Inc. (a)	13,247
1,738	United America Indemnity, Ltd. (a)	24,732
		323,319
	Internet & Catalog Retail - 0.77%
1,770	1-800-FLOWERS.COM, Inc. (a)	10,656
926	Alloy, Inc. (a)	7,158
3,297	Orbitz Worldwide, Inc. (a)	19,353
1,712	PC Mall, Inc. (a)	11,693
9,626	ValueVision Media, Inc. (a)	17,808
		66,668
	Internet Software & Services - 0.53%
2,523	iBasis, Inc.	8,805
781	InfoSpace, Inc.	8,474
3,034	United Online, Inc.	28,550
		45,829
	IT Services - 2.16%
3,344	Acxiom Corp.	41,934
4,106	Analysts International Corp. (a)	4,599
2,563	CIBER, Inc. (a)	17,915
1,768	Computer Task Group, Inc. (a)	11,492
1,880	Gevity HR, Inc.	13,686
1,892	infoGROUP, Inc.	12,506
3,270	Lionbridge Technologies (a)	7,979
2,215	Moduslink Global Solutions, Inc. (a)	21,286
1,214	Ness Technologies, Inc. (a)	13,925
769	StarTek, Inc. (a)	4,937
1,200	Wright Express Corp. (a)(b)	35,820
		186,079

Number of		Market
Shares		Value
	Leisure Equipment & Products - 1.18%
661	Arctic Cat, Inc.	$6,048
1,827	Callaway Golf Co.	25,706
1,265	Jakks Pacific, Inc. (a)	31,511
1,885	MarineMax, Inc. (a)(b)	13,629
1,558	Nautilus Group, Inc. (a)	7,120
346	Steinway Musical Instruments (a)	9,799
1,141	Sturm, Ruger & Company, Inc. (a)	7,918
		101,731
	Life Sciences Tools & Services - 0.11%
1,298	PharmaNet Development Group, Inc. (a)	9,372
	Machinery - 3.36%
323	Alamo Group, Inc.	5,507
755	Albany International Corp. (b)	20,634
195	Cascade Corp.	8,543
553	Columbus McKinnon Corporation (a)(b)	13,034
1,821	Commercial Vehicle Group, Inc. (a)	12,947
832	EnPro Industries, Inc. (a)	30,917
1,628	Federal Signal Corp.	22,304
443	Freightcar America, Inc.	12,967
439	Gehl Co. (a)	12,920
593	The Greenbrier Companies, Inc.	11,569
347	Hardinge, Inc.	4,407
393	Kadant, Inc. (a)	8,949
813	Lydall, Inc. (a)	7,829
1,117	Miller Industries, Inc. (a)	8,277
524	Tecumseh Products Co. (a)	13,121
460	Tennant Co.	15,759
648	Thermadyne Holdings Corp. (a)	10,802
4,241	Trimas Corp. (a)	27,821
2,508	Wabash National Corp.	23,701
2,722	Xerium Technologies, Inc.	17,530
		289,538
	Marine - 0.38%
1,160	American Commercial Lines,
	Inc. (a)(b)	12,342
1,218	Horizon Lines, Inc. - Class A	12,022
3,069	Quanta Capital Holdings Ltd.	8,470
		32,834
	Media - 4.22%
1,037	A. H. Belo Corp.	5,351
1,685	Beasley Broadcasting Group, Inc.	2,848
3,365	Carmike Cinemas, Inc.	12,383
262	Courier Corp.	5,334

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
2,268	Cumulus Media, Inc. (a)	$9,662
8,984	Emmis Communications Corp. (a)	8,714
2,881	Entercom Communications Corp.	14,463
4,891	Entravision Communications Corp. (a)	13,157
4,188	Gray Television, Inc.	7,203
7,512	Harris Interactive, Inc. (a)	12,996
2,556	Harte-Hanks, Inc. (b)	26,506
4,463	Journal Communications, Inc.	21,779
2,614	LIN TV Corp. (a)	13,488
2,613	Media General, Inc. (b)	32,479
5,730	Mediacom Communications Corp. (a)	33,922
8,484	Navarre Corp. (a)	12,302
4,559	Playboy Enterprises, Inc. - Class B (a)	17,962
2,553	PRIMEDIA Inc.	6,204
22,627	Radio One, Inc. (a)	16,970
1,130	RCN Corp. (a)	13,854
929	Saga Communications, Inc. (a)	5,295
4,680	Salem Communications Corp. (a)	5,850
4,807	Sinclair Broadcast Group, Inc.	24,227
41,894	Spanish Broadcasting System (a)	15,920
1,636	Valassis Communications, Inc. (a)(b)	14,168
18,798	Westwood One, Inc. (a)	10,339
		363,376
	Metals & Mining - 1.16%
1,543	AM Castle & Co.	26,663
523	Brush Engineered Materials, Inc. (a)	9,712
8,946	Coeur d’Alene Mines Corp. (a)	13,687
971	Gibraltar Industries, Inc.	18,167
1,821	Horsehead Holding Corp. (a)	10,744
281	Kaiser Aluminum Corp.	12,069
656	NN, Inc.	8,430
		99,472
	Multiline Retail - 1.43%
1,066	99 Cents Only Stores (a)	11,694
9,549	The Bon-Ton Stores, Inc. (b)	25,973
1,567	Conn’s, Inc. (a)(b)	29,319
2,623	Fred’s, Inc.	37,299
4,546	Tuesday Morning Corp. (a)	18,775
		123,060

Number of		Market
Shares		Value
	Oil & Gas - 1.87%
1,994	Adams Resources & Energy, Inc.	$45,423
3,505	Aventine Renewable Energy (a)(b)	11,076
388	Callon Petroleum Co. (a)	6,996
218	Chesapeake Utilities Corp.	7,240
2,669	Edge Petroleum Corp. (a)	4,777
1,352	Energy Partners Ltd. (a)	11,722
3,404	Energy XXI (Bermuda) Ltd.	10,348
561	Harvest Natural Resources, Inc. (a)	5,677
1,665	ICO, Inc. (a)(b)	9,341
714	Knightsbridge Tankers Ltd.	18,900
5,874	Meridian Resource Corp. (a)	10,808
6,108	VeraSun Energy Corp. (a)	19,118
		161,426
	Paper & Forest Products - 0.90%
1,605	Buckeye Technologies, Inc. (a)	13,145
2,030	Mercer International, Inc. (a)	7,430
522	Neenah Paper, Inc.	10,336
877	Schweitzer-Mauduit International, Inc.	16,654
2,947	Wausau Paper Corp.	29,853
		77,418
	Personal Products - 0.44%
837	Elizabeth Arden, Inc. (a)	16,430
2,518	Mannatech, Inc. (b)	10,072
1,642	Schiff Nutrition International, Inc. (a)	11,215
		37,717
	Pharmaceuticals - 0.19%
1,296	Par Pharmaceutical Cos., Inc. (a)	15,928
	Real Estate - 0.40%
1,992	Hilltop Holdings, Inc. (a)	20,557
246	United Capital Corp. (a)	6,517
619	U-Store-It Trust	7,595
		34,669
	Road & Rail - 0.87%
407	Celadon Group, Inc. (a)	4,668
1,892	Covenant Transport, Inc. (a)	5,449
1,259	Marten Transport Ltd. (a)	24,563
1,245	PAM Transportation Services (a)	13,633
1,495	Quality Distribution, Inc. (a)	6,354
1,134	Saia, Inc. (a)	15,059
347	USA Truck, Inc. (a)	5,535
		75,261

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor Equipment - 1.73%
2,516	Brooks Automation, Inc. (a)	$21,034
6,345	Entegris, Inc. (a)	30,710
2,077	Mattson Technology, Inc. (a)	9,824
2,089	Omnivision Technologies, Inc. (a)(b)	23,835
6,739	Photronics, Inc. (a)	12,669
3,142	RF Micro Devices, Inc. (a)(b)	9,175
4,483	Silicon Storage Technology, Inc. (a)	14,614
3,000	SiRF Technology Holdings, Inc. (a)	4,470
1,044	Ultra Clean Holdings, Inc. (a)	5,262
1,892	White Electronic Designs Corp. (a)	9,460
986	Zoran Corp. (a)	8,046
		149,099
	Software - 0.32%
1,057	American Software Inc. - Class A	5,760
957	Fair Isaac Corp.	22,059
		27,819
	Specialty Retail - 5.48%
4,001	AC Moore Arts & Crafts, Inc. (a)	25,086
1,816	Big 5 Sporting Goods Corp.	18,741
1,188	Books-A-Million, Inc.	5,940
1,773	Build-A-Bear Workshop, Inc. (a)	12,908
1,172	Cache, Inc. (a)	8,052
2,138	Casual Male Retail Group, Inc. (a)	8,402
889	Charlotte Russe Holding, Inc. (a)	9,112
1,587	Christopher & Banks Corp.	12,172
8,243	Cost Plus, Inc. (a)(b)	16,074
2,181	Eddie Bauer Holdings, Inc. (a)	11,668
910	Genesco, Inc. (a)(b)	30,467
3,290	Hastings Entertainment, Inc. (a)	19,049
1,287	Haverty Furniture Cos., Inc.	14,723
2,297	hhgregg, Inc. (a)	22,396
3,407	HOT Topic, Inc. (a)	22,520
9,047	Lithia Motors, Inc. (b)	38,993
1,406	Mothers Work, Inc. (a)	19,515
3,611	New York & Co, Inc. (a)	34,449
287	Perfumania Holdings, Inc. (a)(b)	2,669
3,799	Pier 1 Imports, Inc. (a)(b)	15,690
938	Rex Stores Corp. (a)	10,834
6,201	Select Comfort Corp. (a)	10,232
1,068	Shoe Carnival, Inc. (a)	17,494
1,915	Sport Chalet, Inc. (a)	4,711
1,535	Stage Stores, Inc.	20,968

Number of		Market
Shares		Value
	Specialty Retail (Continued)
843	Syms Corp. (a)	$11,448
8,918	Trans World Entertainment (a)	25,327
3,818	West Marine, Inc. (a)	22,755
		472,395
	Textiles, Apparel & Luxury Goods - 1.47%
286	G-III Apparel Group Ltd. (a)	5,351
3,106	Hartmarx Corp. (a)	5,808
1,421	Heelys, Inc. (a)	6,366
1,183	Kenneth Cole Productions, Inc.	17,390
1,155	K-Swiss, Inc.	20,097
824	Movado Group, Inc.	18,416
289	Oxford Industries, Inc.	7,465
1,704	Perry Ellis International, Inc. (a)	25,407
392	Steven Madden Ltd. (a)	9,714
2,101	Unifi, Inc. (a)	10,169
		126,183
	Thrifts & Mortgage Finance - 3.36%
1,244	Anchor BanCorp Wisconsin, Inc.	9,143
1,519	Bank Mutual Corp. (b)	17,241
1,197	BankAtlantic Bancorp, Inc. (b)	9,812
8,960	BankUnited Financial Corp. (b)	6,810
179	Berkshire Hills Bancorp, Inc.	5,728
1,814	Brookline Bancorp, Inc. (b)	23,201
6,865	Centerline Holding Co.	13,661
822	City Bank (b)	12,823
827	Doral Financial Corp. (a)	9,031
1,207	First Busey Corp. (b)	22,124
526	First Defiance Financial Corp.	5,791
332	First Financial Holdings, Inc.	8,692
483	First Financial Northwest, Inc.	4,985
1,326	First Place Financial Corp.	17,039
2,043	FirstFed Financial Corp. (a)(b)	16,017
203	NASB Financial, Inc.	6,595
563	OceanFirst Financial Corp.	10,202
1,213	Ocwen Financial Corp. (a)	9,765
1,888	Sterling Financial Corp. (b)	27,376
918	TierOne Corp.	4,709
3,084	TrustCo Bank Corp.	36,114
1,480	United Community Financial Corp.	7,400
89	WSFS Financial Corp.	5,340
		289,599

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Tobacco - 0.17%
3,740	Alliance One International, Inc. (a)	$14,212
	Trading Companies & Distributors - 1.23%
1,783	Aceto Corp.	17,099
1,154	Beacon Roofing Supply, Inc. (a)	18,025
1,584	H&E Equipment Services, Inc. (a)(b)	15,301
6,249	Huttig Building Products, Inc. (a)	13,060
546	Interline Brands, Inc. (a)	8,851
310	Lawson Products	8,572
1,207	TAL International Group, Inc.	25,130
		106,038
	Water Utilities - 0.22%
587	Middlesex Water Co.	10,255
700	Southwest Water Co. (b)	8,925
		19,180
	Total Common Stocks
	(Cost $8,584,894)	8,158,408
	INVESTMENT COMPANIES - 0.11%
	Capital Markets - 0.11%
899	Ares Capital Corp. (b)	9,377
	Total Investment Companies
	(Cost $10,962)	9,377
	REAL ESTATE INVESTMENT TRUSTS - 3.10%
	Real Estate Investment Trusts - 3.10%
350	Agree Realty Corp.	10,010
2,051	Anthracite Capital, Inc.	10,993
1,551	Anworth Mortgage Asset Corp.	9,182
553	Arbor Realty Trust, Inc. (b)	5,530
2,418	Ashford Hospitality Trust, Inc.	9,793
877	BRT Realty Trust	7,533
511	Capital Trust, Inc.	7,920
3,429	Crystal River Capital, Inc. (b)	6,927
1,976	Diamondrock Hospitality Co.	17,982
1,557	FelCor Lodging Trust, Inc.	11,148
404	First Potomac Realty Trust	6,945
483	Getty Realty Corp.	10,708
1,369	Glimcher Realty Trust (b)	14,292
1,685	Gramercy Capital Corp.	4,364
483	Investors Real Estate Trust	5,405
807	LaSalle Hotel Properties	18,819
1,018	Maguire Properties, Inc.	6,067
929	Mission West Properties	9,048
184	Parkway Properties, Inc.	6,966

Number of		Market
Shares		Value
	Real Estate Investment Trusts (Continued)
1,219	PMC Commercial Trust	$8,899
267	Ramco-Gershenson Properties Trust	5,986
718	Sovran Self Storage, Inc. (b)	32,087
1,470	Strategic Hotels & Resorts, Inc. (b)	11,099
465	Sun Communities, Inc.	9,212
883	Sunstone Hotel Investors, Inc.	11,921
433	Urstadt Biddle Properties, Inc.	8,119
		266,955
	Total Real Estate Investment Trusts
	(Cost $291,179)	266,955
	SHORT TERM INVESTMENTS - 0.64%
	Short-Term Investments - 0.64%
55,217	Federated Prime Obligations Fund,
	2.510% (c)	55,217
	TOTAL SHORT TERM INVESTMENTS
	(Cost $55,217)	55,217
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 18.15%
	Money Market Funds - 18.15%
1,563,624	Mount Vernon Prime Portfolio	1,563,624
	Total Mutual Funds
	(Cost $1,563,624)	1,563,624
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,563,624)	1,563,624
	Total Investments
	(Cost $10,505,876) - 116.72%	10,053,581
	Liabilities in Excess of
	Other Assets - (16.72)%	(1,440,053)
	TOTAL NET ASSETS - 100.00%	$8,613,528

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Variable Rate Security. The rate shown is the rate in effect on
September 30, 2008.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Mini Futures	2	138,624	Dec-08	$(2,944)
				$(2,944)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2008 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $567,989,099,
$564,390,915, $119,649,034 and
$121,089,701, respectively)[1]	$544,560,121	$498,538,037	$114,943,139	$114,268,779
Cash	—	4,703,316	10,218	—
Receivable for investment securities sold	75,391,114	2,784,867	1,676,685	1,541,091
Income receivable	391,855	908,916	20,451	93,746
Receivable for fund shares sold	452,951	376,338	635,734	681,496
Other assets	29,867	50,665	57,273	64,170
Total Assets	620,825,908	507,362,139	117,343,500	116,649,282
LIABILITIES:
Collateral on securities loaned	96,487,838	104,154,657	32,761,306	31,741,708
Cash overdraft	3,402,470	—	—	53,259
Payable to Investment Advisor	385,142	352,986	70,841	73,349
Payable to Custodian	10,206	6,451	3,238	6,158
Payable for investment securities purchased	70,031,071	2,663,520	1,087,051	475,583
Payable for fund shares redeemed	1,623,591	1,436,921	235,903	221,104
Other accrued expenses	406,047	369,303	79,996	66,591
Total Liabilities	172,346,365	108,983,838	34,238,335	32,637,752
NET ASSETS	$448,479,543	$398,378,301	$83,105,165	$84,011,530

NET ASSETS CONSIST OF:
Capital stock	490,633,642	506,361,465	95,747,823	111,974,234
Unrealized depreciation on investments	(23,428,978)	(65,852,878)	(4,705,895)	(6,820,922)
Accumulated undistributed net investment
income (loss)	(816,832)	6,048,215	(302,144)	496,742
Accumulated undistributed net realized loss	(17,908,289)	(48,178,501)	(7,634,619)	(21,638,524)
Total Net Assets	$448,479,543	$398,378,301	$83,105,165	$84,011,530

Shares outstanding (unlimited shares of no par
value authorized)	57,492,130	48,381,318	11,332,089	9,804,994
Net asset value, offering and redemption price
per share	$7.80	$8.23	$7.33	$8.57

[1] Includes loaned securities with a market value of:	$95,416,762	$103,456,290	$31,897,752	$31,050,968

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2008 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $555,767,198,
$54,048,766, $240,135,760 and
$738,569,538, respectively)[1]	$471,776,390	$66,506,410	$227,446,204	$672,149,508
Repurchase Agreements (cost $0, $0, $0 and
$7,100,000, respectively)	—	—	—	7,100,000
Appreciation of forward foreign currency contracts	—	—	—	679,819
Cash	—	200	—	4,394,867
Foreign currency	3,385,607	—	—	1,670,265
Receivable for investment securities and foreign
currencies sold	5,089,143	65,452	—	75,068,119
Income receivable	1,656,784	195,665	3,297,852	5,996,156
Receivable for fund shares sold	788,635	928,121	2,970,659	9,708,089
Deposits with brokers for options	—	—	—	263,003
Other assets	25,632	24,263	19,715	31,662
Total Assets	482,722,191	67,720,111	233,734,430	777,061,488
LIABILITIES:
Options written at value (Premium received $0,
$0, $0 and $222,803, respectively)	—	—	—	290,816
Forward sale commitments (cost $0, $0, $0 and
$9,218,911, respectively)	—	—	—	9,178,018
Variation margin on futures contracts	—	—	—	1,260,324
Collateral on securities loaned	28,707,800	16,549,034	—	29,617,358
Cash overdraft	1,142,800	—	—	—
Depreciation of forward foreign currency contracts	—	—	—	10,758
Payable to Investment Advisor	386,341	39,483	156,981	400,865
Payable to Custodian	128,893	4,406	6,419	60,171
Payable for investment securities purchased	6,914,585	232,232	3,308,583	104,921,779
Payable for fund shares redeemed	1,674,803	181,164	212,591	2,435,689
Other accrued expenses	410,494	47,517	160,610	479,912
Total Liabilities	39,365,716	17,053,836	3,845,184	148,655,690
NET ASSETS	$443,356,475	$50,666,275	$229,889,246	$628,405,798
NET ASSETS CONSIST OF
Capital stock	567,678,532	36,459,451	245,932,163	687,458,717
Unrealized appreciation (depreciation) on:
Investments	(83,990,808)	12,457,644	(12,689,557)	(66,420,030)
Written options	—	—		68,013
Foreign currencies	(64,745)	—		(97,321)
Futures contracts	—	—		(78,412)
Forward currency exchange contracts	—	—		669,061
Forward sale commitments	—	—		40,893
Accumulated undistributed net investment
income	10,264,005	1,389,157	102,535	468,496
Accumulated undistributed net realized gain (loss)	(50,530,509)	360,023	(3,455,895)	6,296,381
Total Net Assets	$443,356,475	$50,666,275	$229,889,246	$628,405,798
Shares outstanding (unlimited shares
of no par value authorized)	49,127,108	3,745,360	22,552,897	73,632,123
Net asset value, offering and redemption
price per share	$9.02	$13.53	$10.19	$8.53
[1] Includes loaned securities with a market value of:	$28,820,145	$16,880,726	$—	$28,423,035

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2008 (Unaudited)

	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	IndexTM	IndexTM	IndexTM	IndexTM
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $91,269,643,
$85,604,796, $16,967,494 and
$10,505,876, respectively)	$83,945,409	$78,141,475	$16,201,881	$10,053,581
Variation margin on futures contracts	49,982	80,012	19,308	5,158
Cash	—	37,162	—	34
Receivable for investment securities sold	—	—	11,055	—
Income receivable	84,322	139,067	6,660	14,832
Receivable for fund shares sold	1,013,202	761,761	199,152	90,907
Deposits with brokers for futures contracts	345,000	350,000	80,000	40,000
Other assets	16,561	21,454	14,628	10,732
Total Assets	85,454,476	79,530,931	16,532,684	10,215,244
LIABILITIES:
Collateral on securities loaned	12,076,497	16,811,847	3,130,502	1,563,624
Payable to Investment Advisor	35,834	32,434	2,660	594
Payable to Custodian	1,923	1,461	—	286
Payable for investment securities purchased	—	3,185	—	—
Payable for fund shares redeemed	331,749	323,486	46,347	18,956
Other accrued expenses	63,948	56,705	21,525	18,256
Total Liabilities	12,509,951	17,229,118	3,201,034	1,601,716
NET ASSETS	$72,944,525	$62,301,813	$13,331,650	$8,613,528

NET ASSETS CONSIST OF:
Capital stock	85,823,182	77,764,324	15,093,840	9,716,389
Unrealized depreciation on investments
Investments	(7,324,234)	(7,463,321)	(765,613)	(452,295)
Futures contracts	(13,234)	(29,872)	(17,995)	(2,944)
Accumulated undistributed net investment
income (loss)	402,753	843,478	(20,132)	52,607
Accumulated undistributed net realized loss	(5,943,942)	(8,812,796)	(958,450)	(700,229)
Total Net Assets	$72,944,525	$62,301,813	$13,331,650	$8,613,528

Shares outstanding (unlimited shares of
no par value authorized)	8,398,535	8,407,159	1,547,924	1,114,821
Net asset value, offering and redemption price
per share	$8.69	$7.41	$8.61	$7.73

[1] Includes loaned securities with a market value of:	$11,974,904	$16,682,571	$3,056,384	$1,473,620

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Period Ended September, 2008

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$9,430, $5,896, $990 and $0, respectively)	$3,034,317	$6,944,907	$246,246	$1,023,802
Interest income	119,356	193,228	39,662	35,582
Total investment income	3,153,673	7,138,135	285,908	1,059,384
EXPENSES:
Investment advisory fees	2,942,573	2,468,412	522,727	488,479
Distribution (12b-1) fees	800,392	678,419	138,191	125,300
Shareholder servicing fees	169,506	143,832	29,240	26,614
Administration fees	113,434	96,901	20,603	17,424
Legal fees	87,395	70,539	17,467	16,510
Reports to shareholders	41,697	36,097	7,463	10,992
Fund accounting fees	45,462	40,440	11,561	9,334
Custody fees	41,595	39,847	27,110	16,008
Directors’ fees and expenses	30,571	25,746	4,769	3,624
Federal and state registration fees	19,458	20,291	9,514	9,733
Audit and tax fees	15,061	15,061	12,678	13,436
Transfer agent fees and expenses	11,534	10,728	6,997	6,883
Insurance fees	11,243	8,701	2,507	1,850
Payroll expense	4,575	4,026	915	732
Compliance fees	549	549	183	183
Total expenses before securities lending credit	4,335,045	3,659,589	811,925	747,102
Less securities lending credit (See Note 6)	(349,760)	(391,121)	(135,836)	(119,860)
Net expenses	3,985,285	3,268,468	676,089	627,242
Net investment income (loss)	(831,612)	3,869,667	(390,181)	432,142
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(59,113)	(35,245,858)	2,585,072	(5,393,084)
Net change in unrealized depreciation
on investments	(59,228,335)	(53,838,433)	(9,048,049)	(1,451,096)
Net realized and unrealized losses	(59,287,448)	(89,084,291)	(6,462,977)	(6,844,180)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(60,119,060)	$(85,214,624)	$(6,853,158)	$(6,412,038)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September, 2008

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$1,676,626, $840, $0 and $0, respectively)	$11,860,950	$1,069,000	$—	$81,560
Interest income	131,593	703,375	5,266,495	20,366,073
Total investment income	11,992,543	1,772,375	5,266,495	20,447,633
EXPENSES:
Investment advisory fees	2,974,482	250,687	983,538	2,608,410
Distribution (12b-1) fees	793,075	65,970	307,356	880,617
Shareholder servicing fees	167,530	14,026	65,477	187,190
Administration fees	114,073	11,044	43,173	128,762
Legal fees	74,075	11,747	29,129	85,691
Reports to shareholders	41,825	13,665	17,272	39,934
Fund accounting fees	51,204	5,896	20,068	90,128
Custody fees	292,821	13,412	11,028	76,511
Directors’ fees and expenses	28,836	2,213	9,431	26,993
Federal and state registration fees	19,364	10,243	13,746	30,966
Audit and tax fees	14,465	12,397	12,397	16,746
Transfer agent fees and expenses	11,591	6,501	8,089	11,974
Insurance fees	10,562	822	3,751	8,810
Payroll expense	4,758	549	1,830	5,673
Compliance fees	549	183	183	732
Total expenses before securities lending credit	4,599,210	419,355	1,526,468	4,199,137
Less securities lending credit (See Note 6)	(44,150)	(36,137)	—	(240,074)
Net expenses	4,555,060	383,218	1,526,468	3,959,063
Net investment income	7,437,483	1,389,157	3,740,027	16,488,570
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(45,335,825)	3,866,840	(555,909)	(2,593,295)
Written options	—	—	—	97,371
Foreign currencies	(1,913,527)	—	—	(87,164)
Futures contracts	—	—	—	947,327
Forward currency contracts	—	—	—	(558,000)
Total	(47,249,352)	3,866,840	(555,909)	(2,193,761)
Net change in unrealized appreciation
(depreciation) on:
Investments	(114,725,936)	(5,539,191)	(9,123,786)	(46,268,153)
Written options	—	—	—	70,527
Foreign currencies	(146,686)	—	—	(42,263)
Futures contracts	—	—	—	(2,879,391)
Forward currency contracts	—	—	—	734,426
Forward sale commitments	—	—	—	69,860
Total	(114,872,622)	(5,539,191)	(9,123,786)	(48,314,994)
Net realized and unrealized loss	(162,121,974)	(1,672,351)	(9,679,695)	(50,508,755)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(154,684,491)	$(283,194)	$(5,939,668)	$(34,020,185)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September, 2008

	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	IndexTM	IndexTM	IndexTM	IndexTM
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $48, $169,
$0 and $12, respectively)	$749,957	$1,013,158	$52,227	$78,821
Interest income	53,743	43,850	9,491	6,509
Total investment income	803,700	1,057,008	61,718	85,330
EXPENSES:
Investment advisory fees	308,572	256,859	50,770	28,162
Distribution (12b-1) fees	102,858	85,619	16,924	9,388
Shareholder servicing fees	21,984	18,351	3,623	2,022
Administration fees	37,298	29,923	6,508	3,282
Legal fees	7,520	6,184	1,349	655
Reports to shareholders	5,298	4,890	1,513	845
Fund accounting fees	27,732	22,140	4,108	2,026
Custody fees	7,814	6,286	1,613	627
Directors’ fees and expenses	2,959	2,380	517	168
Federal and state registration fees	7,113	6,247	4,647	4,365
Audit and tax fees	10,933	10,790	10,790	10,724
Transfer agent fees and expenses	5,794	5,654	5,244	5,244
Insurance fees	973	760	133	133
Payroll expense	366	366	183	183
Compliance fees	183	183	183	183
Total expenses before expense reimbursements	547,397	456,632	108,105	68,007
Less expense reimbursement by Advisor
(See Note 3)	(45,453)	(38,813)	(25,519)	(22,196)
Less securities lending credit (See Note 6)	(645)	(4,994)	(736)	(791)
Net expenses	501,299	412,825	81,850	45,020
Net investment income (loss)	302,401	644,183	(20,132)	40,310
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on:
Investments	(4,526,953)	(7,796,405)	(748,654)	(531,040)
Futures contracts	(650,700)	(494,901)	(111,955)	(53,147)
Total	(5,177,653)	(8,291,306)	(860,609)	(584,187)
Net change in unrealized depreciation on:
Investments	(4,348,932)	(1,604,579)	(60,664)	(49,458)
Futures contracts	(13,231)	(30,321)	(22,890)	(4,826)
Total	(4,362,163)	(1,634,900)	(83,554)	(54,284)
Net realized and unrealized loss	(9,539,816)	(9,926,206)	(944,163)	(638,471)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,237,415)	$(9,282,023)	$(964,295)	$(598,161)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(831,612)	$(759,180)	$3,869,667	$8,219,327
Net realized gain (loss) on investment transactions	(59,113)	7,678,370	(35,245,858)	21,347,107
Change in unrealized depreciation on investments	(59,228,335)	(30,454,010)	(53,838,433)	(112,363,301)
Net decrease in net assets resulting from
operations	(60,119,060)	(23,534,820)	(85,214,624)	(82,796,867)
CAPITAL SHARE TRANSACTIONS:
Shares sold	69,952,432	267,447,139	78,274,698	279,650,404
Shares issued to holders in reinvestment of dividends	—	19,666,815	—	31,097,566
Shares redeemed	(210,661,281)	(330,121,453)	(169,070,362)	(275,853,508)
Net increase (decrease)	(140,708,849)	(43,007,499)	(90,795,664)	34,894,462
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	(7,869,450)
From net realized gains	—	(37,788,532)	—	(52,248,534)
Total dividends and distributions	—	(37,788,532)	—	(60,117,984)

DECREASE IN NET ASSETS	(200,827,909)	(104,330,851)	(176,010,288)	(108,020,389)

NET ASSETS:
Beginning of year	$649,307,452	$753,638,303	$574,388,589	$682,408,978
End of year (including undistributed net investment
income (loss) of (($816,832), $14,780,
$6,048,215 and $2,178,548 respectively)	$448,479,543	$649,307,452	$398,378,301	$574,388,589

CHANGES IN SHARES OUTSTANDING
Shares sold	7,731,384	26,481,564	8,403,165	23,618,236
Shares issued to holders in reinvestment of dividends	—	1,933,807	—	2,850,373
Shares redeemed	(23,975,512)	(32,988,348)	(18,351,595)	(23,419,381)
Net increase (decrease)	(16,244,128)	(4,572,977)	(9,948,430)	3,049,228

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(390,181)	$(1,431,040)	$432,142	$823,898
Net realized gain (loss) on investment transactions	2,585,072	6,846,628	(5,393,084)	(14,634,783)
Change in unrealized depreciation on investments	(9,048,049)	(17,455,601)	(1,451,096)	(11,187,750)
Net decrease in net assets resulting
from operations	(6,853,158)	(12,040,013)	(6,412,038)	(24,998,635)
CAPITAL SHARE TRANSACTIONS:
Shares sold	18,717,705	121,019,326	26,144,714	106,059,903
Shares issued to holders in reinvestment of dividends	—	13,201,828	—	2,328,482
Shares redeemed	(55,294,187)	(142,278,921)	(35,269,530)	(89,598,633)
Net increase (decrease)	(36,576,482)	(8,057,767)	(9,124,816)	18,789,752
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	(785,895)
From net realized gains	—	(24,771,347)	—	(3,510,280)
Return of Capital	—	—	—	(26,098)
Total dividends and distributions	—	(24,771,347)	—	(4,322,273)

DECREASE IN NET ASSETS	(43,429,640)	(44,869,127)	(15,536,854)	(10,531,156)

NET ASSETS:
Beginning of year	$126,534,805	171,403,932	$99,548,384	110,079,540
End of year (including undistributed net investment
income (loss) of (($302,144), $88,037, $496,742
and $64,600, respectively)	$83,105,165	$126,534,805	$84,011,530	$99,548,384

CHANGES IN SHARES OUTSTANDING
Shares sold	2,218,362	11,341,229	2,808,416	9,416,408
Shares issued to holders in reinvestment of dividends	—	1,349,880	—	227,169
Shares redeemed	(6,604,209)	(13,063,069)	(3,780,243)	(8,078,699)
Net increase (decrease)	(4,385,847)	(371,960)	(971,827)	1,564,878

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$7,437,483	$6,765,699	$1,389,157	$829,203
Net realized gain (loss) on investment transactions	(47,249,352)	67,596,568	3,866,840	4,575,407
Change in unrealized depreciation on investments	(114,872,622)	(101,555,201)	(5,539,191)	(22,665,897)
Net decrease in net assets resulting
from operations	(154,684,491)	(27,192,934)	(283,194)	(17,261,287)
CAPITAL SHARE TRANSACTIONS:
Shares sold	93,296,633	376,680,277	19,155,086	69,172,227
Shares issued to holders in reinvestment of dividends	—	65,618,856	—	6,744,175
Shares redeemed	(176,877,697)	(387,608,629)	(50,330,395)	(80,079,926)
Net increase (decrease)	(83,581,064)	54,690,504	(31,175,309)	(4,163,524)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	(7,020,606)	—	(1,002,153)
From net realized gains	—	(118,277,258)	—	(12,664,277)
Return of Capital	—	—	—	(246,102)
Total dividends and distributions	—	(125,297,864)	—	(13,912,532)

DECREASE IN NET ASSETS	(238,265,555)	(97,800,294)	(31,458,503)	(35,337,343)

NET ASSETS:
Beginning of year	$681,622,030	$779,422,324	$82,124,778	$117,462,121
End of year (including undistributed net
investment income of $10,264,005, $2,826,522,
$1,389,157 and $0, respectively)	$443,356,475	$681,622,030	$50,666,275	$82,124,778

CHANGES IN SHARES OUTSTANDING
Shares sold	8,189,341	25,945,984	1,385,510	4,337,540
Shares issued to holders in reinvestment of dividends	—	4,915,270	—	489,063
Shares redeemed	(16,033,382)	(26,810,144)	(3,576,350)	(4,506,792)
Net increase (decrease)	(7,844,041)	4,051,110	(2,190,840)	319,811

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$3,740,027	$7,794,663	$16,488,570	$34,480,246
Net realized gain (loss) on investment transactions	(555,909)	(2,108,329)	(2,193,761)	14,683,119
Change in unrealized depreciation on investments	(9,123,786)	(4,983,804)	(48,314,994)	(20,296,135)
Net increase (decrease) in net assets resulting
from operations	(5,939,668)	702,530	(34,020,185)	28,867,230
CAPITAL SHARE TRANSACTIONS:
Shares sold	60,914,676	129,349,672	146,436,499	575,136,422
Shares issued to holders in reinvestment of dividends	1,849,349	3,602,262	7,724,725	17,309,826
Shares redeemed	(80,541,560)	(116,384,384)	(279,735,720)	(497,859,399)
Net increase (decrease)	(17,777,535)	16,567,550	(125,574,496)	94,586,849
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(3,833,684)	(7,671,793)	(16,085,439)	(34,075,503)
From net realized gains	—	—	—	(1,310,487)
Total dividends and distributions	(3,833,684)	(7,671,793)	(16,085,439)	(35,385,990)

INCREASE (DECREASE) IN NET ASSETS	(27,550,887)	9,598,287	(175,680,120)	88,068,089

NET ASSETS:
Beginning of year	$257,440,133	$247,841,846	$804,085,918	$716,017,829
End of year (including undistributed net
investment income of $102,535, $196,192,
$468,496 and $65,365, respectively)	$229,889,246	$257,440,133	$628,405,798	$804,085,918

CHANGES IN SHARES OUTSTANDING
Shares sold	5,706,085	11,933,757	16,339,317	61,619,151
Shares issued to holders in reinvestment of dividends	177,576	335,715	879,980	1,885,334
Shares redeemed	(7,524,718)	(10,763,968)	(30,983,991)	(53,307,504)
Net increase (decrease)	(1,641,057)	1,505,504	(13,764,694)	10,196,981

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental IndexTM Large		Enhanced Fundamental IndexTM Large
	Company Growth Fund		Company Value Fund
		August 9,		August 9,
	Period	2007(1)	Period	2007(1)
	Ended	through	Ended	through
	September 30,	March 31,	September 30,	March 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$302,401	$192,724	$644,183	$327,058
Net realized loss on investment transactions	(5,177,653)	(725,567)	(8,291,306)	(502,039)
Change in unrealized depreciation on investments	(4,362,163)	(2,975,305)	(1,634,900)	(5,858,293)
Net decrease in net assets resulting from operations	(9,237,415)	(3,508,148)	(9,282,023)	(6,033,274)
CAPITAL SHARE TRANSACTIONS:
Shares sold	37,705,904	82,829,264	37,410,042	66,112,635
Shares issued to holders in reinvestment of dividends	—	67,537	—	74,619
Shares redeemed	(23,070,903)	(11,708,504)	(20,523,286)	(5,309,522)
Net increase	14,635,001	71,188,297	16,886,756	60,877,732
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	—	(92,376)	—	(127,896)
From net realized gains	—	(40,834)	—	(19,482)
Total dividends and distributions	—	(133,210)	—	(147,378)

INCREASE IN NET ASSETS	5,397,586	67,546,939	7,604,733	54,697,080

NET ASSETS:
Beginning of year	$67,546,939	$—	$54,697,080	$—
End of year (including undistributed net investment
income of $402,753, $100,352, $843,478 and
$199,295, respectively)	$72,944,525	$67,546,939	$62,301,813	$54,697,080

CHANGES IN SHARES OUTSTANDING
Shares sold	3,891,296	6,992,038	4,588,732	6,992,038
Shares issued to holders in reinvestment of dividends	—	7,830	—	7,830
Shares redeemed	(2,504,105)	(558,832)	(2,622,609)	(558,832)
Net increase	1,387,191	6,441,036	1,966,123	6,441,036

(1) Commencement of operations.

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental IndexTM Small		Enhanced Fundamental Index TM Small
	Company Growth Fund		Company Value Fund
		August 9,		August 9,
	Period	2007(1)	Period	2007(1)
	Ended	through	Ended	through
	September 30,	March 31,	September 30,	March 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(20,132)	$(10,707)	$40,310	$21,774
Net realized loss on investment transactions	(860,609)	(77,712)	(584,187)	(109,948)
Change in unrealized depreciation on investments	(83,554)	(700,054)	(54,284)	(400,955)
Net decrease in net assets resulting from operations	(964,295)	(788,473)	(598,161)	(489,129)
CAPITAL SHARE TRANSACTIONS:
Shares sold	6,566,915	14,685,334	4,798,050	7,696,840
Shares issued to holders in reinvestment of dividends	—	8,549	—	8,061
Shares redeemed	(4,881,868)	(1,277,849)	(1,631,822)	(1,154,716)
Net increase	1,685,047	13,416,034	3,166,228	6,550,185
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	—	—	—	(9,436)
From net realized gains	—	(9,434)	—	(6,159)
Return of capital	—	(7,229)	—	—
Total dividends and distributions	—	(16,663)	—	(15,595)

INCREASE IN NET ASSETS	720,752	12,610,898	2,568,067	6,045,461

NET ASSETS:
Beginning of year	$12,610,898	$—	$6,045,461	$—
End of year (including undistributed net investment
income (loss) of $(20,132), $0, $52,607 and
$12,297, respectively)	$13,331,650	$12,610,898	$8,613,528	$6,045,461

CHANGES IN SHARES OUTSTANDING
Shares sold	695,930	1,517,164	592,377	850,720
Shares issued to holders in reinvestment of dividends	—	859	—	888
Shares redeemed	(533,796)	(132,232)	(203,011)	(126,154)
Net increase	162,134	1,385,791	389,366	725,454

(1) Commencement of operations.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$8.81		$9.62	$9.95	$9.20		$9.16	$7.59

Income from investment operations:
Net investment loss	(0.01)		(0.01)	(0.02)	(0.03)		(0.03)	(0.04)
Net realized and unrealized
gains (losses) on investments	(1.00)		(0.30)	(0.06)	0.78		0.07	1.61
Total from investment operations	(1.01)		(0.31)	(0.08)	0.75		0.04	1.57
Less distributions:
Dividends from net investment
income	—		—	—	—		—	—
Dividends from net realized gains	—		(0.50)	(0.25)	—		—	—
Total distributions	—		(0.50)	(0.25)	—		—	—
Net asset value, end of period	$7.80		$8.81	$9.62	$9.95		$9.20	$9.16

Total return	–11.24	%(1)	–3.88%	–0.80%	8.15	%(1)	0.44%	20.69%
Supplemental data and ratios:
Net assets, end of period	$448,479,543		$649,307,452	$753,638,303	$653,921,538		$570,471,545	$344,452,770

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.36%		1.33%	1.33%	1.35	%(2)	1.39%	1.51%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.25%		1.28%	1.31%	1.32	%(2)	1.37%	1.49%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	–0.37	%(2)	–0.15%	–0.27%	–0.38	%(2)	–0.41%	–0.83%
After Expense
Reimbursement, (Recapture)	–0.26	%(2)	–0.10%	–0.25%	–0.35	%(2)	–0.39%	–0.81%

Portfolio turnover rate	52.82%		62.86%	142.66%	72.34%		21.63%	34.66%

(1) Not Annualized
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.85		$12.34	$11.77	$11.24		$10.96	$8.78

Income from investment operations:
Net investment loss	0.09		0.15	0.14	0.07		0.07	0.03
Net realized and unrealized
gains (losses) on investments	(1.71)		(1.55)	1.67	0.79		0.56	2.17
Total from investment operations	(1.62)		(1.40)	1.81	0.86		0.63	2.20
Less distributions:
Dividends from net investment
income	—		(0.14)	(0.14)	(0.07)		(0.05)	(0.02)
Dividends from net realized gains	—		(0.95)	(1.10)	(0.26)		(0.30)	—
Total distributions	—		(1.09)	(1.24)	(0.33)		(0.35)	(0.02)
Net asset value, end of period	$8.23		$9.85	$12.34	$11.77		$11.24	$10.96

Total return	–16.45	%(1)	–12.23%	15.32%	7.85	%(1)	5.69%	25.12%
Supplemental data and ratios:
Net assets, end of period	$398,378,301		$574,388,589	$682,408,978	$660,129,983		$570,849,575	$340,186,439

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.35	%(2)	1.33%	1.32%	1.36	%(2)	1.38%	1.51%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.21%		1.28%	1.28%	1.30	%(2)	1.33%	1.49%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	1.29	%(2)	1.16%	1.00%	0.86	%(2)	0.67%	0.47%
After Expense
Reimbursement, (Recapture)	1.43	%(2)	1.21%	1.04%	0.92	%(2)	0.72%	0.49%

Portfolio turnover rate	17.91%		40.54%	30.25%	64.61%		20.06%	26.27%

(1) Not Annualized
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund

	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$8.05		$10.65	$10.60	$9.56		$9.49	$7.64

Income from investment operations:
Net investment loss	(0.03)		(0.09)	(0.07)	(0.06)		(0.06)	(0.06)
Net realized and unrealized
gains (losses) on investments	(0.69)		(0.69)	0.56	1.95		0.13	1.91
Total from investment operations	(0.72)		(0.78)	0.49	1.89		0.07	1.85
Less distributions:
Dividends from net investment
income	—		—	—	—		—	—
Dividends from net realized gains	—		(1.82)	(0.44)	(0.85)		—	—
Total distributions	—		(1.82)	(0.44)	(0.85)		—	—
Net asset value, end of period	$7.33		$8.05	$10.65	$10.60		$9.56	$9.49

Total return	–8.82	%(1)	–10.31%	4.84%	20.82	%(1)	0.74%	24.21%
Supplemental data and ratios:
Net assets, end of period	$83,105,165		$126,534,805	$171,403,932	$215,514,988		$148,571,261	$87,189,588

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.47	%(2)	1.44%	1.43%	1.43	%(2)	1.54%	1.61%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.23	%(2)	1.29%	1.37%	1.38	%(2)	1.50%	1.57%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	–0.95	%(2)	–0.99%	–0.75%	–0.92	%(2)	–0.85%	–0.97%
After Expense
Reimbursement, (Recapture)	–0.71	%(2)	–0.84%	–0.69%	–0.87	%(2)	–0.81%	–0.93%

Portfolio turnover rate	114.08%		209.64%	213.08%	180.64%		99.09%	56.19%

(1) Not Annualized
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.24		$11.95	$14.41	$13.89		$12.93	$10.13

Income from investment operations:
Net investment income (loss)	0.04		0.08	0.31	(0.04)		(0.04)	(0.04)
Net realized and unrealized
gains (losses) on investments	(0.71)		(2.36)	0.81	1.52		1.40	2.84
Total from investment operations	(0.67)		(2.28)	1.12	1.48		1.36	2.80
Less distributions:
Dividends from net investment
income	—		(0.08)	(0.31)	—		—	—
Dividends from net realized gains	—		(0.35)	(3.27)	(0.96)		(0.40)	—
Return of capital	—		— *	—	—		—	—
Total distributions	—		(0.43)	(3.58)	(0.96)		(0.40)	—
Net asset value, end of period	$8.57		$9.24	$11.95	$14.41		$13.89	$12.93

Total return	–7.25	%(1)	–19.47%	7.63%	11.18	%(1)	10.56%	27.64%
Supplemental data and ratios:
Net assets, end of period	$84,011,530		$99,548,384	$110,079,540	$185,589,680		$131,103,625	$98,948,678

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.49	%(2)	1.48%	1.47%	1.55	%(2)	1.61%	1.66%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.25	%(2)	1.40%	1.41%	1.53	%(2)	1.59%	1.56%

Ratio of net investment gain (loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	0.62	%(2)	0.61%	1.68%	–0.45	%(2)	–0.32%	–0.53%
After Expense
Reimbursement (Recapture)	0.86	%(2)	0.69%	1.75%	–0.43	%(2)	–0.30%	–0.43%

Portfolio turnover rate	36.86%		127.62%	174.94%	72.42%		92.42%	82.83%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$11.96		$14.73	$14.06	$11.79		$10.43	$8.22

Income from investment operations:
Net investment income (loss)	0.16		0.13	0.16	(0.01)		0.10	0.02
Net realized and unrealized
gains (losses) on investments	(3.10)		(0.44)	2.24	3.40		1.40	2.23
Total from investment operations	(2.94)		(0.31)	2.40	3.39		1.50	2.25
Less distributions:
Dividends from net investment
income	—		(0.14)	(0.18)	(0.15)		(0.06)	(0.04)
Dividends from net realized gains	—		(2.32)	(1.55)	(0.97)		(0.08)	—
Total distributions	—		(2.46)	(1.73)	(1.12)		(0.14)	(0.04)

Net asset value, end of period	$9.02		$11.96	$14.73	$14.06		$11.79	$10.43

Total return	–24.50	%(1)	–3.85%	17.65%	29.75	%(1)	14.37%	27.40%
Supplemental data and ratios:
Net assets, end of period	$443,356,475		$681,622,030	$779,422,324	$612,288,218		$412,985,571	$261,777,374

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.45	%(2)	1.43%	1.39%	1.38	%(2)	1.38%	1.53%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.44	%(2)	1.42%	1.37%	1.34	%(2)	1.33%	1.47%

Ratio of net investment income (loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	2.34	%(2)	0.87%	0.95%	–0.16	%(2)	1.01%	0.56%
After Expense
Reimbursement (Recapture)	2.35	%(2)	0.88%	0.97%	–0.12	%(2)	1.06%	0.62%

Portfolio turnover rate	44.67%		119.13%	89.16%	66.98%		80.32%	60.74%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$13.83		$20.91	$18.46	$17.31		$13.66	$11.27

Income from investment operations:
Net investment income	0.37		0.43	0.16	0.33		0.44	0.44
Net realized and unrealized
gains (losses) on investments	(0.67)		(4.58)	3.84	3.27		4.04	2.27
Total from investment operations	(0.30)		(4.15)	4.00	3.60		4.48	2.71

Less distributions:
Dividends from net investment
income	—		(0.21)	(0.25)	(0.32)		(0.43)	(0.32)
Dividends from net realized gains	—		(2.68)	(1.30)	(2.13)		(0.40)	—
Return of capital	—		(0.04)	—	—		—	—
Total distributions	—		(2.93)	(1.55)	(2.45)		(0.83)	(0.32)

Net asset value, end of period	$13.53		$13.83	$20.91	$18.46		$17.31	$13.66

Total return	–2.24	%(1)	–19.74%	21.96%	22.94	%(1)	33.22%	24.24%
Supplemental data and ratios:
Net assets, end of period	$50,666,275		$82,124,778	$117,462,121	$89,616,046		$75,043,878	$79,795,852

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.60	%(2)	1.52%	1.49%	1.51	%(2)	1.51%	1.56%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.46	%(2)	1.46%	1.46%	1.49	%(2)	1.49%	1.49%

Ratio of net investment income
to average net assets
Before Expense Reimbursement,
including (Recapture)	5.14	%(2)	0.99%	0.67%	2.46	%(2)	2.83%	3.35%
After Expense
Reimbursement (Recapture)	5.28	%(2)	1.05%	0.70%	2.48	%(2)	2.85%	3.41%

Portfolio turnover rate	23.98%		81.59%	43.86%	41.09%		77.64%	24.30%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.64		$10.92	$10.77	$11.01		$10.75	$11.05

Income from investment operations:
Net investment income .	0.17		0.31	0.27	0.17		0.20	0.17
Net realized and unrealized
gains (losses) on investments	(0.45)		(0.28)	0.15	(0.24)		0.26	(0.28)
Total from investment operations	(0.28)		0.03	0.42	(0.07)		0.46	(0.11)

Less distributions:
Dividends from net investment
income	(0.17)		(0.31)	(0.27)	(0.17)		(0.20)	(0.17)
Dividends from net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.17)		(0.31)	(0.27)	(0.17)		(0.20)	(0.19)

Net asset value, end of period	$10.19		$10.64	$10.92	$10.77		$11.01	$10.75

Total return	–2.66	%(1)	0.28%	3.92%	–0.64	%(1)	4.29%	–1.01%
Supplemental data and ratios:
Net assets, end of period	$229,889,246		$257,440,133	$247,841,846	$213,170,198		$157,544,853	$80,301,556

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.25	%(2)	1.23%	1.28%	1.29	%(2)	1.33%	1.41%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.25	%(2)	1.23%	1.28%	1.29	%(2)	1.29%	1.29%

Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	3.05	%(2)	2.93%	2.53%	2.15	%(2)	1.90%	1.65%
After Expense
Reimbursement (Recapture)	3.05	%(2)	2.93%	2.53%	2.15	%(2)	1.94%	1.77%

Portfolio turnover rate	16.88%		66.26%	50.36%	14.61%		30.05%	18.90%

(1) Not Annualized.
(2) Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

				Core Plus Fixed	Income Fund
	Period		Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	September 30,		March 31,	March 31,	March 31,		June 30,	June 30,
	2008		2008	2007	2006		2005	2004
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.20		$9.27	$9.11	$10.73		$10.38	$10.71

Income from investment operations:
Net investment income	0.22		0.41	0.38	0.34		0.25	0.36
Net realized and unrealized
gains (losses) on investments	(0.68)		(0.06)	0.15	(0.39)		0.41	(0.34)
Total from investment operations	(0.46)		0.35	0.53	(0.05)		0.66	0.02
Less distributions:
Dividends from net investment
income	(0.21)		(0.41)	(0.37)	(0.26)		(0.27)	(0.35)
Dividends from net realized gains	—		(0.01)	—	(0.08)		(0.04)	—
Return of Capital	—		—	—	(1.23)		—	—
Total distributions	(0.21)		(0.42)	(0.37)	(1.57)		(0.31)	(0.35)
Net asset value, end of period	$8.53		$9.20	$9.27	$9.11		$10.73	$10.38

Total return	–4.91	% (1)	3.87%	5.96%	–0.48	% (1)	6.47%	0.21%
Supplemental data and ratios:
Net assets, end of period	$628,408,798		$804,085,918	$716,017,829	$612,841,433		$508,047,802	$284,788,044

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.19	% (2)	1.18%	1.16%	1.19	% (2)	1.24%	1.29%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.13	% (2)	1.13%	1.14%	1.16	% (2)	1.20%	1.29%

Ratio of net investment income
to average net assets
Before Expense Reimbursement,
including (Recapture)	4.63	% (2)	4.37%	4.14%	3.43	% (2)	2.51%	3.71%
After Expense
Reimbursement (Recapture)	4.69	% (2)	4.42%	4.16%	3.47	% (2)	2.55%	3.71%

Portfolio turnover rate	109.13%		307.52%	280.55%	261.52%		471.24%	11.82%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental IndexTM				Enhanced Fundamental IndexTM
	Large Company Growth Fund				Large Company Value Fund
	Period		August 9, 2007(1)		Period		August 9, 2007(1)
	Ended		through		Ended		through
	September 30,		March 31,		September 30,		March 31,
	2008		2008		2008		2008
	(Unaudited)				(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$9.63		$10.00		$8.49		$10.00

Income from investment operations:
Net investment income	0.03		0.04		0.07		0.07
Net realized and unrealized losses
on investments	(0.97)		(0.38)		(1.15)		(1.53)
Total from investment operations	(0.94)		(0.34)		(1.08)		(1.46)
Less distributions:
Dividends from net investment income	—		(0.02)		—		(0.04)
Dividends from net realized gains	—		(0.01)		—		(0.01)
Total distributions	—		(0.03)		—		(0.05)
Net asset value, end of period	$8.69		$9.63		$7.41		$8.49

Total return	–9.87	%(2)	–3.40	%(2)	–12.72	%(2)	–14.73	%(2)

Supplemental data and ratios:
Net assets, end of period	$72,944,525		$67,546,939		$62,301,813		$54,697,080

Ratio of expenses to average net assets
Before Expense Reimbursement	1.33	%(3)	1.82	%(3)	1.34	%(3)	1.92	%(3)
After Expense Reimbursement	1.22	%(3)	1.22	%(3)	1.21	%(3)	1.22	%(3)

Ratio of net investment income to average
net assets
Before Expense Reimbursement	0.63	%(3)	0.28	%(3)	1.76	%(3)	1.21	%(3)
After Expense Reimbursement	0.74	%(3)	0.88	%(3)	1.89	%(3)	1.91	%(3)

Portfolio turnover rate	42.53%		22.70%		47.90%		7.67%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental IndexTM				Enhanced Fundamental IndexTM
	Small Company Growth Fund				Small Company Value Fund
	Period		August 9, 2007(1)		Period		August 9, 2007(1)
	Ended		through		Ended		through
	September 30,		March 31,		September 30,		March 31,
	2008		2008		2008		2008
	(Unaudited)				(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$9.10		$10.00		$8.33		$10.00

Income from investment operations:
Net investment gain (loss)	(0.01)		(0.01)		0.03		0.05
Net realized and unrealized losses
on investments	(0.48)		(0.87)		(0.63)		(1.67)
Total from investment operations	(0.49)		(0.88)		(0.60)		(1.62)
Less distributions:
Dividends from net investment income	—		—		—		(0.03)
Dividends from net realized gains	—		(0.02)		—		(0.02)
Dividends from net realized gains	—		—	*	—		—
Total distributions	—		(0.02)		—		(0.05)
Net asset value, end of period	$8.61		$9.10		$7.73		$8.33

Total return	–5.38	%(2)	–8.80	%(2)	–7.32	%(2)	–16.27	%(2)

Supplemental data and ratios:
Net assets, end of period	$13,331,650		$12,610,898		$8,613,528		$6,045,461

Ratio of expenses to average net assets
Before Expense Reimbursement	1.60	%(3)	3.55	%(3)	1.82	%(3)	6.30	%(3)
After Expense Reimbursement	1.21	%(3)	1.22	%(3)	1.20	%(3)	1.22	%(3)

Ratio of net investment income (loss) to average
net assets
Before Expense Reimbursement	–0.69	%(3)	–2.62	%(3)	0.46	%(3)	–3.72	%(3)
After Expense Reimbursement	–0.30	%(3)	–0.29	%(3)	1.08	%(3)	1.36	%(3)

Portfolio turnover rate	78.17%		11.86%		62.27%		16.18%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.
* Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2008 (Unaudited)

1.	Organization
AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twelve funds (the “Funds”). The following eight funds are non-diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund. The following four funds are diversified: AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Enhanced Fundamental Index™ Funds commenced operations on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation
Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or

NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair market value as determined by the Valuation Committee.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

AssetMark Large Cap Growth Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$451,361,846	$—
Level 2 - Other
significant
observable inputs	73,670,884	—
Level 3 - Significant
unobservable inputs	19,527,391	—
Total	$544,560,121	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$26,933,637	$—
Accrued discounts/
premiums*	(549,183)	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(4,944,383)	—
Net purchases (sales)	(1,912,680)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
September 30, 2008	$19,527,391	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark Large Cap Value Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$395,177,502	$—
Level 2 - Other significant
observable inputs	82,638,396	—
Level 3 - Significant
unobservable inputs	20,722,139	—
Total	$498,538,037	$—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$25,058,917	$—
Accrued discounts/
premiums*	3,509,330	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(5,657,548)	—
Net purchases (sales)	(2,188,560)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
September 30, 2008	$20,722,139	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark Small/Mid Cap Growth Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$83,283,902	$—
Level 2 - Other significant
observable inputs	24,852,181	—
Level 3 - Significant
unobservable inputs	6,807,056	—
Total	$114,943,139	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$6,063,012	$—
Accrued discounts/
premiums*	2,852,271	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(1,520,167)	—
Net purchases (sales)	(588,060)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
September 30, 2008	$6,807,056	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark Small/Mid Cap Value Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$83,599,886	$—
Level 2 - Other significant
observable inputs	24,147,310	—
Level 3 - Significant
unobservable inputs	6,521,583	—
Total	$114,268,779	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$2,845,732	$—
Accrued discounts/
premiums*	5,810,106	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(1,538,935)	—
Net purchases (sales)	(595,320)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
September 30, 2008	$6,521,583	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark International Equity Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$50,131,222	$—
Level 2 - Other significant
observable inputs	415,697,906	—
Level 3 - Significant
unobservable inputs	5,947,262	—
Total	$471,776,390	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$2,876,501	$—
Accrued discounts/
premiums*	4,940,009	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(1,347,848)	—
Net purchases (sales)	(521,400)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
June 30, 2008	$5,947,262	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark Real Estate Securities Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$49,069,335	$—
Level 2 - Other significant
observable inputs	14,104,868	—
Level 3 - Significant
unobservable inputs	3,332,207	—
Total	$66,506,410	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$3,612,518	$—
Accrued discounts/
premiums*	916,954	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(863,305)	—
Net purchases (sales)	(333,960)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
September 30, 2008	$3,332,207	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark Tax-Exempt Fixed Income Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$2,973,086	$—
Level 2 - Other significant
observable inputs	224,473,118	—
Level 3 - Significant
unobservable inputs	—	—
Total	$227,446,204	$—

AssetMark Core Plus Fixed Income Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$1,025,546	$881,465
Level 2 - Other significant
observable inputs	666,417,508	(9,178,018)
Level 3 - Significant
unobservable inputs	11,806,454	(8,296,553)
Total	$679,249,508	$(9,178,018)

* Other financial instruments are derivative instruments
not reflected in the Portfolio of Investments, such as
futures, written options and forward contracts, which are
valued at the unrealized appreciation (depreciation) on
the instrument.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for
which significant unobservable inputs were used to
determine fair value.
		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$33,066,473	$—
Accrued discounts/
premiums*	(17,421,273)	—
Realized gain (loss)	—	—
Change in unrealized
appreciation
(depreciation)	(3,672,075)	—
Net purchases (sales)	(166,671)	—
Transfers in and/or
out of Level 3	—	—
Balance as of
September 30, 2008	$11,806,454	$—

* Includes change in allocation of securities lending collateral pool.

AssetMark Enhanced Fundamental IndexTM
Large Company Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$71,593,115	$(13,234)
Level 2 - Other significant
observable inputs	12,352,294	—
Level 3 - Significant
unobservable inputs	—	—
Total	$83,945,409	$(13,234)

AssetMark Enhanced Fundamental IndexTM
Large Company Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$60,315,037	$(29,873)
Level 2 - Other significant
observable inputs	17,826,438	—
Level 3 - Significant
unobservable inputs	—	—
Total	$78,141,475	$(29,873)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

AssetMark Enhanced Fundamental IndexTM
Small Company Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$12,781,825	$(17,995)
Level 2 - Other significant
observable inputs	3,420,056	—
Level 3 - Significant
unobservable inputs	—	—
Total	$16,201,881	$(17,995)

AssetMark Enhanced Fundamental IndexTM
Small Company Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1 - Quoted prices	$8,434,740	$(2,944)
Level 2 - Other significant
observable inputs	1,618,841	—
Level 3 - Significant
unobservable inputs	—	—
Total	$10,053,581	$(2,944)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial statement disclosures, if any.

(b)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended September 30, 2008.

(c)	Federal Income Taxes
The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

Effective September 30, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations. As of September 30, 2008, open Federal tax years include the tax years ended March 31, 2005 through 2008.

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts thatcontain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

(f)	Expenses
Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)	Security Transactions and Income Recognition
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)	Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options
Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

As of September 30, 2008, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures
Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Enhanced Fundamental Index™ Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps
The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the period ended September 30, 2008, the Funds had no open or outstanding swap contracts.

(j)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls’’ in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(k)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

(l)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(m)	Auction Rate Securities

The Tax-Except Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

(n)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(o)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Board has appointed a lead Trustee and an audit committee chair who receive a retainer fee of $55,000 and $50,000 per year, respectively. Telephonic meeting fees are determined according to length of the meeting as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Advisor is a wholly owned subsidiary of Genworth Financial, Inc. In August 2008, the Trust’s investment advisor, AssetMark Investment Services, Inc., was renamed Genworth Financial Wealth Management, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Enhanced Fundamental Index™
Large Company Growth Fund	0.75%
Enhanced Fundamental Index™
Large Company Value Fund	0.75%
Enhanced Fundamental Index™
Small Company Growth Fund	0.75%
Enhanced Fundamental Index™
Small Company Value Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.

The Advisor has agreed to waive, through October 31, 2008, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index™
Large Company Growth Fund	1.22%
Enhanced Fundamental Index™
Large Company Value Fund	1.22%
Enhanced Fundamental Index™
Small Company Growth Fund	1.22%
Enhanced Fundamental Index™
Small Company Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of September 30, 2008, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving expenses in the Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of	Year of
	Expiration	Expiration
	03/31/2011	03/31/2012
Enhanced Fundamental
Index™ Large Company
Growth Fund	$132,884	$45,453
Enhanced Fundamental
Index™ Large Company
Value Fund	120,516	38,813
Enhanced Fundamental
Index™ Small Company
Growth Fund	85,646	25,519
Enhanced Fundamental
Index™ Small Company
Value Fund	81,433	22,196

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

Subsequent to September 30, 2008, due to the challenging market conditions, the Funds have experienced a material decrease in assets.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. For example, these amounts are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided in connection with the program. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the actively managed Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Effective September 17, 2008, the Enhanced Fundamental IndexTM Funds entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian in fiscal year 2009 will be waived.

As of September 30, 2008, the Funds (excluding the Tax-Exempt Fund) had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. During the period ended September 30, 2008, the Funds incurred unrealized depreciation on security lending collateral investments of:

Unrealized
Depreciation
Large Cap Growth Fund	$5,665,999
Large Cap Value Fund	6,473,088
Small/Mid Cap Growth Fund	1,747,062
Small/Mid Cap Value Fund	1,766,312
International Equity Fund	1,548,465
Real Estate Securities Fund	988,819
Core Plus Fixed Income Fund	1,373,146

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

As of September 30, 2008, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap Growth Fund	$95,416,762	$96,118,914
Large Cap Value Fund	103,456,290	103,756,420
Small/Mid Cap
Growth Fund	31,897,752	32,636,042
Small/Mid Cap
Value Fund	31,050,968	31,620,346
International
Equity Fund	28,820,145	28,598,034
Real Estate
Securities Fund	16,880,726	16,485,759
Core Plus Fixed
Income Fund	28,423,035	29,504,117
Enhanced Fundamental
Index™ Large Company
Growth Fund	11,974,904	12,076,497
Enhanced Fundamental
Index™ Large Company
Value Fund	16,682,571	16,811,847
Enhanced Fundamental
Index™ Small Company
Growth Fund	3,056,384	3,130,502
Enhanced Fundamental
Index™ Small Company
Value Fund	1,473,620	1,563,624

7.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2008 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	$326,706,285	$459,857,828
Large Cap Value Fund	93,097,995	180,141,273
Small/Mid Cap
Growth Fund	123,994,348	160,910,707
Small/Mid Cap Value Fund	35,778,671	44,547,716
International Equity Fund	274,348,572	327,882,251
Real Estate Securities Fund	12,791,765	44,484,598
Tax-Exempt Fixed
Income Fund	39,975,029	51,370,513

	Purchases	Sales
Core Plus Fixed
Income Fund*	$694,486,868	$762,206,987
Enhanced Fundamental
Index™ Large Company
Growth Fund	58,335,012	32,007,687
Enhanced Fundamental
Index™ Large Company
Value Fund	56,404,768	29,917,075
Enhanced Fundamental
Index™ Small Company
Growth Fund	13,571,821	9,774,265
Enhanced Fundamental
Index™ Small Company
Value Fund	8,960,765	4,295,810

* Included in these amounts were $12,470,095 of purchases and $38,509,527 of sales of U.S. Government Securities.

8.	Option Contracts Written
The premium amount and number of option contracts written during the period ended September 30, 2008 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 3/31/08	$(167,014)	(202)
Options written	(290,816)	(335)
Options expired	—	—
Options exercised	—	—
Options closed	167,014	206
Outstanding at 9/30/08	$(290,816)	(335)

9.	Other Tax Information
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and foreign currency. On the Statements of Assets and Liabilities, the following adjustments were made:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Large Cap
Growth
Fund	$756,492	$(757,160)	$668
Large Cap
Value Fund	5,197	(5,197)	—
Small/Mid
Cap
Growth
Fund	1,519,077	(1,518,891)	(186)
Small/Mid
Cap Value
Fund	(12,203)	21,801	(9,598)
International
Equity
Fund	1,741,377	(1,741,376)	(1)
Real Estate
Securities
Fund	172,950	73,152	(246,102)
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	144,963	(144,963)	—
Enhanced
Fundamental
Index™
Large
Company
Growth
Fund	4	112	(116)

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Enhanced
Fundamental
Index™
Large
Company
Value
Fund	133	31	(164)
Enhanced
Funda-
mental
Index™
Small
Company
Growth
Fund	10,707	(3,466)	(7,241)
Enhanced
Funda-
mental
Index™
Small
Company
Value
Fund	(41)	65	(24)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

Capital losses expiring:
	3/31/12	3/31/13	3/31/14
Large Cap Growth
Fund	—	—	—
Large Cap Value
Fund	—	—	—
Small/Mid Cap
Growth Fund	—	—	—
Small/Mid Cap
Value Fund	—	—	—
International Equity
Fund	—	—	—
Real Estate Securities
Fund	—	—	—
Tax-Exempt Fixed
Income Fund	(16,163)	(128,240)	(10,395)
Core Plus Fixed
Income Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Value Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Value Fund	—	—	—

	3/31/15	3/31/16
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed
Income Fund	(573,575)	(1,190,258)
Core Plus Fixed
Income Fund	—	—
Enhanced Fundamental
Index™ Large Company
Growth Fund	—	—
Enhanced Fundamental
Index™ Large Company
Value Fund	—	—
Enhanced Fundamental
Index™ Small Company
Growth Fund	—	—
Enhanced Fundamental
Index™ Small Company
Value Fund	—	—

Additionally, at March 31, 2008, the Funds deferred on a tax basis post-October 2007 losses are as follows:

Large Cap Growth Fund		12,948,707
Large Cap Value Fund		5,115,990
Small/Mid Cap Growth Fund		7,762,446
Small/Mid Cap Value Fund		15,796,190
International Equity Fund		—
Real Estate Securities Fund		491,579
Tax-Exempt Fixed Income Fund*		936,627
Core Plus Fixed Income Fund		—
Enhanced Fundamental Index™ Large
Company Growth Fund		184,773
Enhanced Fundamental Index™ Large
Company Value Fund		152,917
Enhanced Fundamental Index™ Small
Company Growth Fund		14,155
Enhanced Fundamental Index™ Small
Company Value Fund		36,007

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

	Year Ended March 31, 2008
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Large Cap
Growth Fund	12,083,393	25,705,139	—
Large Cap
Value Fund	19,771,698	40,346,286	—
Small/Mid Cap
Growth Fund	16,312,992	8,458,355	—
Small/Mid Cap
Value Fund	2,644,017	1,652,158	26,098
International
Equity Fund	35,604,336	89,693,528	—
Real Estate
Securities Fund	1,838,967	11,827,463	246,102
Tax-Exempt Fixed
Income Fund*	7,671,793	—	—
Core Plus Fixed
Income Fund	34,075,503	1,310,487	—
Enhanced
Fundamental
Index™ Large
Company
Growth Fund	120,947	12,263	—
Enhanced
Fundamental
Index™ Large
Company
Value Fund	138,841	8,537	—

	Year Ended March 31, 2008
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Enhanced
Fundamental
Index™ Small
Company
Growth Fund	2,725	6,709	7,229
Enhanced
Fundamental
Index™ Small
Company
Value Fund	15,595	—	—
* Contains $7,671,793 of tax-exempt income for year ended
3/31/2008.

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended 3/31/08.

	Year Ended
	March 31, 2007
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	$18,666,939
Large Cap
Value Fund	$21,479,966	41,464,641
Small/Mid Cap
Growth Fund	5,361,435	1,172,637
Small/Mid Cap
Value Fund	10,109,223	20,852,544
International
Equity Fund	45,260,017	38,531,201
Real Estate
Securities Fund	1,993,621	5,081,132
Tax-Exempt Fixed
Income Fund*	5,575,058	—
Core Plus Fixed
Income Fund	27,047,513	—
* Contains $5,575,058 of tax-exempt income.

(This page intentionally left blank.)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2008 (Unaudited)

At March 31, 2008 the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate
	Growth	Value	Cap Growth	Cap Value	Equity	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of Investments	712,783,727	681,954,049	145,060,607	115,056,655	650,470,524	78,983,229
Gross Unrealized
Appreciation	86,037,643	79,449,050	12,561,674	5,134,460	74,137,782	20,189,260
Gross Unrealized
Depreciation	(54,522,943)	(99,289,271)	(10,578,541)	(10,701,307)	(49,728,526)	(5,037,564)
Net Unrealized
Apprec (Deprec)	31,514,700	(19,840,221)	1,982,533	(5,566,847)	24,409,256	15,151,696

Undistributed
Tax-Exempt
Ordinary Income	—	—	—	—	—	—
Undistributed
Ordinary Income	41,519	2,178,548	—	—	2,923,670	—
Undistributed
Long-Term
Cap Gains	—	9,123	132,585	—	3,267,351	—
Total Distributable
Earnings	41,519	2,187,671	132,585	—	6,191,021	—

Other Accumulated
Losses	(13,591,258)	(5,115,990)	(7,904,618)	(15,983,819)	(237,843)	(661,678)
Total Accumulated
Earnings (Losses)	17,964,961	(22,768,540)	(5,789,500)	(21,550,666)	30,362,434	14,490,018

		Enhanced	Enhanced	Enhanced	Enhanced
		Fundamental	Fundamental	Fundamental	Fundamental
Tax-Exempt	Core Plus	Index™ Large	Index™ Large	Index™ Small	Index™ Small
Fixed Income	Fixed Income	Company	Company	Company	Company
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
259,812,019	923,300,055	61,587,066	52,473,944	11,221,716	4,981,975

2,348,063	15,651,425	1,528,123	1,056,370	603,590	254,922

(5,958,562)	(35,817,417)	(5,084,781)	(7,283,256)	(1,387,333)	(735,690)

(3,610,499)	(20,165,992)	(3,556,658)	(6,226,886)	(783,743)	(480,768)

192,750	—	—	—	—	—

3,442	3,385,993	100,022	199,295	—	12,074

—	8,060,419	165	19	—	—

196,192	11,446,412	100,187	199,314	—	12,074

(2,855,258)	(227,715)	(184,771)	(152,916)	(14,152)	(36,006)

(6,269,565)	(8,947,295)	(3,641,242)	(6,180,488)	(797,895)	(504,700)

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

1.	Shareholder Notification of Federal Tax Status (Unaudited)
The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, Real Estate Securities Fund, Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 66%, 81%, 8%, 61%, 26%, 100%, 100%, 100% and 100%, respectively, of dividends during the fiscal year ended March 31, 2008, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 70%, 82%, 8%, 61%, 60%, 29%, 100%, 100%, 100% and 100%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2008, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)
For the year ended March 31, 2008, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Austria	$ 433,267	$ 77,993
Australia	681,725	25,082
Belgium	125,861	20,222
Bermuda	56,160	—
Brazil	397,090	60,585
Canada	3,999	600
Denmark	123,116	18,467
France	2,554,408	404,122
Germany	1,925,266	287,021
Greece	856,951	—
Hong Kong	332,264	—
Indonesia	130,419	19,563
India	10,513	1,040
Ireland	132,173	10,025
Israel	43,910	7,177
Italy	1,168,267	176,955
Japan	2,061,760	147,356
Luxemburg	42,130	6,320
Mexico	105,728	—
Netherlands	588,339	88,251
Philippines	52,422	13,105
Portugal	92,876	13,931
Norway	1,141,781	168,472
Spain	566,778	85,036
Sweden	1,654,750	184,627
Switzerland	943,741	143,188
Taiwan	—	10,351

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees
R. Thomas DeBerry, 66	Trustee	Indefinite Term	President, DeBerry Consulting (a	12	None
c/o Genworth Financial		since January	securities consulting firm) (1988-present);
Wealth Management, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
William J. Klipp, 52	Trustee	Indefinite Term	Retired.	12	Trustee of
c/o Genworth Financial		since January			Adelante
Wealth Management, Inc.		2001.			Funds
2300 Contra Costa					(2000-present).
Boulevard, Suite 600
Pleasant Hill, CA 94523
Leonard H. Rossen, 76	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	12	None
c/o Genworth Financial		since January	consulting firm) (1999-present).
Wealth Management, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Dennis G. Schmal, 61	Trustee	Indefinite Term	Self-employed consultant.	12	Director/Chairman,
c/o Genworth Financial		Since July 2007.			Pacific Metrics Corp.
Wealth Management, Inc.					(Educational
2300 Contra Costa					Services) (2005 to
Boulevard, Suite 600					present); Director,
Pleasant Hill, CA 94523					Varian Semiconductor
					Equipment Associates,
					Inc. (2004 to present);
					Director, MCF Corp.
					(Financial Services)
					(2003 to present).

Interested Trustees
Ronald Cordes*, 49	Chairperson,	Indefinite Term	Principal, Genworth Financial	12	None
Genworth Financial	Trustee	since January	Wealth Management, Inc.
Wealth Management, Inc.		2001.	(1994-present).
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers
Carrie E. Hansen, 38	President	1-Year Term	President, Genworth Financial Asset	N/A	Chairman,
Genworth Financial		since 2007	Management Funds (2008 to present);		Genworth
Wealth Management, Inc.			President, Genworth Variable Insurance		Financial
2300 Contra Costa			Trust (2008 to present); Senior Vice President		Trust
Boulevard, Suite 600			and Chief Operations Officer, GFWM (2008		Company
Pleasant Hill, CA 94523			to present); Senior Vice President and
Managing Director, AssetMark Funds (2007
to 2008); Treasurer and Chief Compliance
Officer, GFAM Funds (2007 to 2008); Chief
Compliance Officer, AssetMark Funds (2005
to 2008); Treasurer, AssetMark Funds (2001
to 2008); Senior Vice President, Chief Financial
Officer and Chief Compliance Officer,
AssetMark Investment Services, Inc. (2004 to
2007); Vice President, Chief Financial Officer
and Director of Operations, AssetMark
Investment Services, Inc. (2000 to 2004).

Deborah Djeu, 45	Chief	1-Year Term	Vice President, Chief Compliance Officer and	N/A	N/A
Genworth Financial	Compliance	since May	AML Compliance Officer, Genworth Financial
Wealth Management, Inc.Officer and		2008	Asset Management Funds (2008 to present); Vice
2300 Contra Costa	AML		President, Chief Compliance Officer and AML
Boulevard, Suite 600	Compliance		Compliance Officer, Genworth Variable Insurance
Pleasant Hill, CA 94523	Officer		Trust (2008 to present); Deputy Chief Compliance
Officer, AssetMark Funds (2007 to 2008);
Compliance Manager, GE Money (2006 to 2007);
Vice President, Wells Fargo Investments LLC
(2004 to 2006); Senior Enforcement Attorney,
Pacific Exchange (2002 to 2004).

Danell J. Doty, 45	Treasurer	1-Year Term	Director of Fund Administration, GFWM	N/A	N/A
Genworth Financial		since 2008	(2008 to present); Vice President and Treasurer,
Wealth Management, Inc.			Genworth Financial Asset Management Funds
2300 Contra Costa			(2008 to present), Vice President and Treasurer,
Boulevard, Suite 600			Genworth Variable Insurance Trust (2008 to
Pleasant Hill, CA 94523			present); Consultant, Barclays Global Investors
(2007 to 2008); Fund Chief Compliance Officer,
Barclays Global Investors Funds, Master
Investment Portfolio, iShares Trust and iShares,
Inc., Barclays Global Investors (2004 to 2007);
Head of Mutual Fund Administration, Barclays
Global Investors (1999 to 2004).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Chris Villas-Chernak, 40	Secretary	1-Year Term	Senior Compliance Officer, Genworth Financial	N/A	N/A
Genworth Financial		since September	Wealth Management, Inc., (2005 to present); Fund
Wealth Management, Inc.		2006	Administration and Compliance Manager,
2300 Contra Costa			AssetMark Investment Services, Inc., (2004 to
Boulevard, Suite 600			2005); Fund Administration and Compliance
Pleasant Hill, CA 94523			Specialist, AssetMark Investment Services, Inc.,
(2002 to 2004).

*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
At a meeting held on May 6, 2008 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) conducted its annual review and consideration of the renewal of the Investment Advisory Agreement between Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) (formerly, AssetMark Investment Services, Inc.) and the Trust, on behalf of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (the “Funds”) (the “Advisory Agreement”). In addition, the Board considered the renewal of a number of sub-advisory agreements (each, a “Sub-Advisory Agreement”) for the Funds. The Board, including all of the independent Trustees, determined to approve the continuance of all of the agreements.

The material terms of the Advisory Agreement are substantially identical to those of the existing Investment Advisory Agreement and the material terms of the Sub-Advisory Agreements are substantially identical to those of the existing sub-advisory agreements. The Advisory Agreement and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.”

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

The Funds are managed using a manager-of-managers structure that generally involves the use of one or more sub-advisors to manage allocated portions of a Fund’s portfolio. Under this structure, GFWM is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board is engaged in monitoring this process in connection with meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The information, the material factors considered and the conclusions that formed the basis of the Board’s approval of each Agreement are described below. This summary describes, in the case of each Agreement, the most important, but not all, of the factors evaluated by the Board. In preparation for the Meeting, the Trustees requested, received and considered information relevant to their consideration of each Agreement. In deciding to approve each Agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

The Advisory Agreement

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board with regard to the Funds related to, among other things: (a) the terms and conditions of the Advisory Agreement; (b) the nature, quality and scope of the services to be provided by GFWM under the Advisory Agreement, as well as the fees to be charged for such services; (c) any financial benefits that may flow to GFWM (in addition to fees) as a result of GFWM’s relationship with the Funds; (d) GFWM’s profitability in managing each Fund; (e) GFWM’s analysis of economies of scale in its operations and those of the Funds and the related fee waivers (breakpoints); and (f) GFWM’s contractual agreement to waive its fees and/or bear Fund expenses to the extent necessary to ensure that each Fund’s total expenses remain below certain levels.

In addition, during the course of the year, the Trustees received a wide variety of materials relating to the services provided by GFWM to the Funds, including (a) reports on the Funds’ investment performance; (b) reports on GFWM’s deliberations and consultations regarding the evaluation of sub-advisors; (c) monitoring of the sub-advisors’ portfolio securities trading and brokerage practices; (d) distribution, sales, and redemptions of Fund shares and related shareholder services; (e) monitoring of the other service providers; (f) compliance reports; and (g) other information relating to the nature, extent and quality of services provided by GFWM to the Funds.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel to the Independent Trustees and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Agreements. The Independent Trustees discussed the renewal of the Agreements in communications prior to the Meeting and during the course of the Meeting in several private sessions with independent counsel, at which no representatives of GFWM were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decisions to approve the Advisory Agreement both for the Funds as a whole and for each Fund. These factors and conclusions are described below.

The Nature, Extent and Quality of the Services Provided by GFWM

With respect to the nature, extent and quality of services provided by GFWM, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, GFWM maintains a primary focus on the selection, evaluation and oversight of the Funds’ various sub-advisors and considered the Advisory Agreement in this context.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

The Trustees considered GFWM’s process for managing the Funds’ sub-advisors, including (a) GFWM’s ability to select and monitor the sub-advisors of the various Funds; (b) GFWM’s ability and willingness to identify instances where there may be a need to replace a sub-advisor, and to effect any changes; and (c) GFWM’s use of one or more third-party investment consultants, as needed from time to time. The Trustees also considered: (d) the experience, capability and integrity of GFWM’s management and other personnel; (e) the financial position of GFWM; (f) the quality of GFWM’s regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of the administrative and shareholder services provided by GFWM to the Funds; and (h) GFWM’s supervision of the Funds’ third-party service providers. The Board evaluated GFWM’s capabilities in providing the administrative and compliance services needed to support the management of the Funds. In this regard, the Board considered the information provided to them throughout the course of the year, as well as information gathered at visits the Trustees have paid to GFWM’s offices and at regular meetings with the Trust’s Chief Compliance Officer at which she provides the Trustees with details regarding GFWM’s compliance functions. In addition, the Board considered Genworth Financial, Inc.’s acquisition of AssetMark Investment Services, Inc. and the competitive benefits derived from being associated with an organization with the size and resources of Genworth Financial, Inc. The Board also considered GFWM’s willingness to add personnel as the Trust has grown in order to ensure that appropriate staffing levels are maintained.

In connection with its approval of the Advisory Agreement on behalf of the Funds, the Board considered the services to be provided to such Funds. The Trustees discussed their experience in dealing with GFWM in its role as investment advisor to the Funds in the seven-year period since their inception. The Trustees considered the breadth and quality of services that GFWM provides to the Funds, particularly with respect to monitoring sub-advisors. The Trustees also considered that the Funds are an integral part of GFWM’s program of asset allocation and shareholder services. In addition, the Trustees considered GFWM’s ability to provide administrative and compliance-related services in connection with GFWM’s oversight of the sub-advisors’ compliance with the Funds’ respective investment objectives, policies and restrictions; review of trading and brokerage matters; and other oversight activities.

Based on the factors described above, among others, as well as the information provided to the Board in advance of the Meeting and throughout the past year, the Trustees concluded that the nature, extent and quality of the services to be provided by GFWM to each Fund will benefit each Fund and its shareholders.

The Investment Performance of the Funds

The Board considered the overall investment performance of the Funds, and evaluated Fund performance in the context of a manager-of-managers structure and the special considerations that such a structure requires. The Board also considered that GFWM continued to be proactive in reviewing and monitoring sub-advisors and in seeking to replace and/or add sub-advisors with a view toward improving Fund performance over the long term.

The Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions. The Trustees also considered each Fund’s investment performance relative to its respective benchmark index. The Trustees concluded that GFWM’s performance record in managing each of the Funds indicates that its continued management will benefit each Fund and its shareholders.

Advisory Fees and Total Expenses

The Board considered a detailed analysis of each Fund’s fees and expenses. The Trustees compared the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider. These materials included comparisons of each Fund’s expenses to industry averages; expense ratios of other sub-advised fund families; income statement data for other investment managers; and fee schedules for the Funds’ sub-advisors.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

The Trustees considered the expense limitation arrangement under which GFWM had agreed to limit the Funds’ expenses since the Funds’ inception, as well as GFWM’s other ongoing efforts to reduce overall Fund expenses, and the Trustees considered GFWM’s agreement to waive a portion of its adisory fee so as to pass on to shareholders a portion of the economies that may result from breakpoints in certain of the sub-advisory fee schedules. After comparing each Fund’s proposed fees with those of other comparable funds, and in light of the nature, extent and quality of services provided to the Funds by GFWM, as well as the costs incurred by GFWM in rendering those services, the Trustees concluded that the level of fees paid to GFWM with respect to each Fund was fair and reasonable, and that this factor supported the Board’s determination to approve the Advisory Agreement on behalf of each Fund.

The Trustees considered each of these factors in light of the benefits to the Funds of being offered through financial professionals using GFWM’s various investment programs. The Trustees concluded that the level of the fees charged by GFWM to each Fund were reasonable in relation to the services provided by GFWM.

Advisor Costs, Level of Profits and Economies of Scale

The Board also reviewed the financial information relating to GFWM and detailing GFWM’s profitability with respect to its management of the Funds. The Board considered the allocation methods used by GFWM to allocate expenses to the Funds under its profitability analysis, and the individual profitability to GFWM of each of the Funds under this methodology.

The Trustees considered GFWM’s agreement to waive advisory fees received from the Funds to the extent necessary to reflect: (1) potential economies of scale; and (2) reductions in fees that may occur as a result of certain contractual breakpoints in the schedules of fees paid by GFWM to sub-advisors under the Sub-Advisory Agreements.

The Trustees also considered other benefits received by GFWM as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of GFWM’s asset allocation investment programs and the related marketing rebates received by GFWM.

The Trustees concluded that GFWM’s cost structure was reasonable and that GFWM is sharing, and would continue to share, potential economies of scale with each Fund and its shareholders, to their benefit.

Conclusion

The Board members indicated that, while the consideration of the continuance of the Advisory Agreement is an annual exercise, the Board engages in a detailed analysis of each of these factors throughout the course of the year. Based upon all of the foregoing factors and such other matters as were deemed relevant, the Trustees concluded that each factor supported the Board’s decision to approve the Advisory Agreement on behalf of the Funds. No single factor was determinative to the decisions of the Trustees.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board of Trustees for the Funds related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement; (b) the nature, quality and scope of the services provided to each Fund by the respective sub-advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with GFWM regarding the management of the relevant Fund.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

In addition, during the course of the year, the Trustees received information relating to, among other things: (a) the quantitative performance of each sub-advisor; (b) GFWM’s evaluation, in accordance with its role as a manager of managers, of the nature, extent and quality of the services provided by each sub-advisor; (c) GFWM’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each sub-advisor, such as receipt of research from brokers, that might result from the sub-advisor’s relationship with a Fund. The Trustees considered and evaluated this information for purposes of determining whether to approve the Sub-Advisory Agreements.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and counsel to the Trust, which included detailed memoranda prepared by each that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements. The Independent Trustees discussed the approval of the Sub-Advisory Agreements in communications prior to the Meeting and, during the course of the Meeting, in private sessions with independent counsel, at which no representatives of GFWM or the sub-advisors were present.

The Board also considered that each Sub-Advisory Agreement is substantially identical to the existing corresponding previous Sub-Advisory Agreement, except for the effective date and term.

Factors Considered

The Trustees considered, and reached conclusions on, a number of factors in making the decisions to approve the Sub-Advisory Agreements. In so doing, the Trustees considered GFWM’s active role as a manager of managers, which includes, among other functions, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced and negotiating favorable fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services

The Trustees considered each sub-advisor’s investment management process, including (a) the experience, capability and integrity of the sub-advisor’s management, investment professionals and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage and trading practices. The Trustees concluded that the nature, extent and quality of the services provided by each sub-advisor has benefited and will continue to benefit the relevant Fund and its shareholders and that this factor supported the Board’s determination to approve each Sub-Advisory Agreement.

Investment Performance

The Trustees considered whether each sub-advisor operated within its respective Fund’s investment objective and style and considered each sub-advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each sub-advisor’s investment performance relative to benchmark indices. The Trustees concluded that each sub-advisor’s performance record in managing its allocated portion of the respective Fund indicates that its continued management will benefit the Fund and its shareholders.

Sub-Advisory Fees and Economies of Scale

The Trustees considered each sub-advisor’s fee schedule for providing services to its relevant Fund. The Trustees also considered individual reports prepared with regard to each sub-advisor containing comparative information regarding fees. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2008 (Unaudited)

Conclusions

Based on their evaluation of the relevant factors, the Board, including the independent Trustees, concluded that each of the factors discussed above supported renewal of each Sub-Advisory Agreement. The Board concluded that each sub-advisory fee is reasonable; that each Fund and its shareholders have received reasonable value in return for those fees; and that approval of each Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By           /s/ Carrie E. Hansen
Carrie E. Hansen, President

Date                      November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Carrie E. Hansen
Carrie E. Hansen, President

Date                      November 25, 2008

By            /s/ Danell J. Doty
 Danell J. Doty, Treasurer

Date                      November 25, 2008

* Print the name and title of each signing officer under his or her signature.